N-4	Apr. 19, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Protective Variable Annuity Separate Account
Entity Central Index Key	0000914245
Entity Investment Company Type	N-4
Document Period End Date	Apr. 19, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals
If you surrender or make a withdrawal from your Contract within seven (7) years following your last Purchase Payment and before the Annuity Date, you will be assessed a surrender charge of up to 7% on the amount of the withdrawal minus the annual free withdrawal amount. The surrender charge starts at 7% and declines to 0% over seven (7) years.
For example, assume you purchased a Contract with a single Purchase Payment of $100,000 and surrender the Contract during the first Contract Year. Your free withdrawal amount is $10,000 (10% x $100,000) and is not subject to a surrender charge. You will be assessed a surrender charge of up to $6,300 (7% x $90,000) on the remaining amount of your surrender request.
For additional information about charges for surrenders and early withdrawals, see “CHARGES AND DEDUCTIONS – Surrender Charge (Contingent Deferred Sales Charge)” in the Prospectus.

Transaction Charges
In addition to surrender charges, you may also be charged $25 per transfer for each transfer after the first 12 transfers in a Contract Year. Currently, we do not assess this charge.
For additional information about transaction charges, see “FEE TABLE – Transaction Expenses” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee	Minimum	Maximum
Base contract (1)	1.21%	1.21%
Investment options (Fund fees and expenses) (2)	0.35%	4.52%
Optional benefits available for an additional charge (for a single optional benefit, if elected)	See Rate Sheet Prospectus Supplement (3)	See Rate Sheet Prospectus Supplement (4)

(1)
We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

(2)
As a percentage of Fund assets.

(3)
As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.

(4)
As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay Protector Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.

Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract, which could add surrender charges that substantially increase costs.
Lowest Annual Cost: See Rate Sheet Prospectus Supplement	Highest Annual Cost: See Rate Sheet Prospectus Supplement

Assumes:
•
Investment of  $100,000

•
5% annual appreciation

•
Least expensive combination of Fund fees and expenses

•
No optional benefits

•
No additional Purchase Payments, transfers or withdrawals

•
No sales charges

Assumes:
•
Investment of  $100,000

•
5% annual appreciation

•
Most expensive combination of optional benefits and Fund fees and expenses

•
No additional Purchase Payments, transfers, or withdrawals

•
No sales charges

For additional information about annual charges, see “FEE TABLE” AND “CHARGES AND DEDUCTIONS” in the Prospectus.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals

If you surrender or make a withdrawal from your Contract within seven (7) years following your last Purchase Payment and before the Annuity Date, you will be assessed a surrender charge of up to 7% on the amount of the withdrawal minus the annual free withdrawal amount. The surrender charge starts at 7% and declines to 0% over seven (7) years.
For example, assume you purchased a Contract with a single Purchase Payment of $100,000 and surrender the Contract during the first Contract Year. Your free withdrawal amount is $10,000 (10% x $100,000) and is not subject to a surrender charge. You will be assessed a surrender charge of up to $6,300 (7% x $90,000) on the remaining amount of your surrender request.
For additional information about charges for surrenders and early withdrawals, see “CHARGES AND DEDUCTIONS – Surrender Charge (Contingent Deferred Sales Charge)” in the Prospectus.

Surrender Charge Phaseout Period, Years	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	9.00%
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%	[1]
Surrender Charge Example Maximum [Dollars]	$ 6,300
Surrender Charge Footnotes [Text Block]
The surrender charge is based upon cumulative Purchase Payments as of the date each Purchase Payment is applied to the Contract, and decreases over time. The total of surrender charges assessed will not exceed 9% of aggregate Purchase Payments. (See “Surrender Charge, Determining the Surrender Charge” in the Prospectus.)

Transaction Charges [Text Block]
Transaction Charges

In addition to surrender charges, you may also be charged $25 per transfer for each transfer after the first 12 transfers in a Contract Year. Currently, we do not assess this charge.
For additional information about transaction charges, see “FEE TABLE – Transaction Expenses” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee	Minimum	Maximum
Base contract (1)	1.21%	1.21%
Investment options (Fund fees and expenses) (2)	0.35%	4.52%
Optional benefits available for an additional charge (for a single optional benefit, if elected)	See Rate Sheet Prospectus Supplement (3)	See Rate Sheet Prospectus Supplement (4)

(1)
We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

(2)
As a percentage of Fund assets.

(3)
As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.

(4)
As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay Protector Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.

Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract, which could add surrender charges that substantially increase costs.
Lowest Annual Cost: See Rate Sheet Prospectus Supplement	Highest Annual Cost: See Rate Sheet Prospectus Supplement

Assumes:
•
Investment of  $100,000

•
5% annual appreciation

•
Least expensive combination of Fund fees and expenses

•
No optional benefits

•
No additional Purchase Payments, transfers or withdrawals

•
No sales charges

Assumes:
•
Investment of  $100,000

•
5% annual appreciation

•
Most expensive combination of optional benefits and Fund fees and expenses

•
No additional Purchase Payments, transfers, or withdrawals

•
No sales charges

For additional information about annual charges, see “FEE TABLE” AND “CHARGES AND DEDUCTIONS” in the Prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.21%	[2],[3]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.21%	[2],[3]
Base Contract (N-4) Footnotes [Text Block]
We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.35%	[4],[5]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	4.52%	[4]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	1.50%
Optional Benefits Footnotes [Text Block]
As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.
As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay Protector Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.

Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: See Rate Sheet Prospectus Supplement	Highest Annual Cost: See Rate Sheet Prospectus Supplement

Assumes:
•
Investment of  $100,000

•
5% annual appreciation

•
Least expensive combination of Fund fees and expenses

•
No optional benefits

•
No additional Purchase Payments, transfers or withdrawals

•
No sales charges

Assumes:
•
Investment of  $100,000

•
5% annual appreciation

•
Most expensive combination of optional benefits and Fund fees and expenses

•
No additional Purchase Payments, transfers, or withdrawals

•
No sales charges

Lowest Annual Cost [Dollars]	$ 1,605
Highest Annual Cost [Dollars]	$ 7,495
Risks [Table Text Block]
RISKS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal. For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.
Not a Short-Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Although you are permitted to take withdrawals or surrender the Contract, surrender charges and federal and state income taxes may apply.
Surrender charges may apply for up to seven (7) years following your last Purchase Payment. Withdrawals will reduce your Contract Value and death benefit.
The benefits of tax deferral and living benefit protections also mean the Contract is less beneficial to investors with a short time horizon.
For additional information about the investment profile of the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “CHARGES AND DEDUCTIONS,” ”FEDERAL TAX MATTERS,” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

Risks Associated with Investment Options
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.
Each Investment Option (including the Guaranteed Account) has its own unique risks.
You should review the prospectuses for the available Funds and consult with your financial professional before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Guaranteed Account), guarantees, or benefits under the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS” in the Prospectus.

Investment Restrictions [Text Block]
Investments

Currently, there is no charge when you transfer Contract Value among Investment Options. However, we reserve the right to charge $25 for each transfer after the first 12 transfers in any Contract Year in the future.
We reserve the right to remove or substitute Funds as Investment Options that are available under the Contract. We also reserve the right to restrict the allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of our Fund selection criteria and/or if a Fund has not attracted significant contract owner assets.
For additional information about Investment Options, see “CHARGES AND DEDUCTIONS – Transfer Fee” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS – Selection of Funds – Addition, Deletion or Substitution of Investments” in the Prospectus.

Optional Benefit Restrictions [Text Block]
Optional Benefits

If you select a Protected Lifetime Income Benefit rider:
•
The Investment Options available to you under the Contract will be limited.

•
You may not make additional Purchase Payments two years or more after the Rider Issue Date or on or after the Benefit Election Date, whichever comes first.

•
Withdrawals from Contract Value that exceed the Annual Withdrawal Amount under the rider may significantly reduce or eliminate the rider benefits.
We may stop offering an optional benefit rider at any time, and the availability of certain optional benefit riders may vary by state.
If you purchase an optional death benefit, withdrawals may reduce the benefit by an amount greater than the value withdrawn.
For additional information about the optional benefits, see “PROTECTED LIFETIME INCOME BENEFITS” and “DEATH BENEFIT - Selecting a Death Benefit” in the Prospectus.

Tax Implications [Text Block]
Tax Implications

You should consult with a qualified tax advisor regarding the federal tax implications of an investment in, payments received under, and other transactions in connection with this Contract.
If you purchase the Contract through a tax-qualified plan or individual retirement arrangement (IRA), you do not get any additional tax deferral. Generally, all earnings on the investments underlying the Contract are tax-deferred until distributed or deemed distributed. A distribution from a non-Qualified Contract, which includes a surrender, withdrawal, payment of a death benefit, or annuity income payments, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% additional tax may also apply if the Owner takes a withdrawal before age 59½. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends.
For additional information about tax implications, see “FEDERAL TAX MATTERS” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

Investment Professional Compensation [Text Block]
Investment Professional Compensation

We pay compensation, in the form of commissions, non-cash compensation, and asset-based compensation, to broker-dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The prospect of receiving, or the receipt of, asset-based compensation may provide broker-dealers and/or their registered representatives with an incentive to recommend initial or continued investment in the Contracts over other variable insurance products (or other investments). You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the Contracts.
For additional information about compensation, see “DISTRIBUTION OF THE CONTRACTS” in the Prospectus.

Exchanges [Text Block]
Exchanges

Some investment professionals may have a financial incentive to offer you a new contract in place of the contract you already own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
For additional information about exchanges, see “TAXATION OF ANNUITIES IN GENERAL – Exchanges of Annuity Contracts” in the Prospectus.

Item 4. Fee Table [Text Block]
OPTIONAL DEATH BENEFIT FEES
The current fee for each of the three optional death benefits available under your Contract are as follows:
Return of Purchase Payments Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.20%
Maximum Anniversary Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.35%
Maximum Quarterly Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.40%
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and charges that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted.

TRANSACTION EXPENSES
Maximum Surrender Charge (as % of amount surrendered) (1)	7%
Transfer Fee (2)	$25

(1)
The surrender charge is based upon cumulative Purchase Payments as of the date each Purchase Payment is applied to the Contract, and decreases over time. The total of surrender charges assessed will not exceed 9% of aggregate Purchase Payments. (See “Surrender Charge, Determining the Surrender Charge” in the Prospectus.)

(2)
Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Contract Year. We will give written notice thirty (30) days before we impose a Transfer Fee. (See “CHARGES AND DEDUCTIONS, Transfer Fee” in the Prospectus.)

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract, not including Fund fees and expenses. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL CONTRACT EXPENSES
(other than Fund expenses)
Administrative Expenses(1)	$35
Base Contract Expenses (as a percentage of average Variable Account value)(2)	1.20%
Optional Benefit Charges
	Maximum	Current
Return of Purchase Payments Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)(3)	1.00%(6)	See Rate Sheet Prospectus Supplement
Maximum Anniversary Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)(4)	1.00%(6)	See Rate Sheet Prospectus Supplement
Maximum Quarterly Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)(5)	1.00%(6)	See Rate Sheet Prospectus Supplement
Protected Lifetime Income Benefits(7)
SecurePay Rider Fee(8) (as an annualized percentage of the Benefit Base(9) on each Monthly Anniversary Date, beginning with the 1st Monthly Anniversary Date following election of the rider)
	Maximum	Current
Purchase of SecurePay Protector rider at Contract Purchase	2.00%	See Rate Sheet Prospectus Supplement
Purchase of SecurePay Protector rider under RightTime	2.20%	See Rate Sheet Prospectus Supplement
Purchase of SecurePay Investor rider at Contract Purchase	2.00%	See Rate Sheet Prospectus Supplement
Purchase of SecurePay Investor rider under RightTime	2.20%	See Rate Sheet Prospectus Supplement

(1)
Includes the annual contract maintenance fee. We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $100,000 or more. (See “CHARGES AND DEDUCTIONS” in the Prospectus.)

(2)
Base Contract Expenses include a mortality and expense risk charge equal on an annual basis to 1.10% of the average daily net assets of the Variable Account attributable to your Contract and an administration charge equal on an annual basis to 0.10% of average daily net assets of the Variable Account attributable to your Contract.

(3)
The Return of Purchase Payments Death Benefit is equal to the greatest of  (i) your Contract Value, or (ii) your Purchase Payments less an adjustment for withdrawals. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections in the Prospectus.

(4)
The Maximum Anniversary Value Death Benefit is equal to the greatest of  (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest anniversary value of the Contract before the Owner’s 80th birthday. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections in the Prospectus.

(5)
The Maximum Quarterly Value Death Benefit is equal to the greatest of  (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest quarterly value of the Contract before the Owner’s 80th birthday. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections in the Prospectus.

(6)
For Contracts issued from July 7, 2022, to April 30, 2023, the maximum charges for the Return of Purchase Payments Death Benefit Fee, the Maximum Anniversary Value Death Benefit Fee, and the Maximum Quarterly Value Death Benefit Fee were 0.20%, 0.35%, and 0.40%, respectively.

(7)
You may not purchase both the SecurePay Investor and the SecurePay Protector rider.

(8)
We will give you at least 30 days’ written notice before any increase in the SecurePay Fee. You may elect not to pay the increase in your SecurePay Fee. If you do, your SecurePay rider will not terminate, but your current Benefit Base will be capped at its then current value. You will continue to be assessed your current SecurePay Fee, however, even though you will have given up the opportunity for any future increases in your SecurePay Benefit Base. See “THE SECUREPAY RIDERS” in the Prospectus.

(9)
The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged under the SecurePay rider. If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract Value on the Rider Issue Date. For more information on the SecurePay rider, the Benefit Base and how it is calculated, please see “THE SECUREPAY RIDERS” in the Prospectus.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, can be found in an Appendix to this Prospectus. (See “FUND APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT.”)

ANNUAL FUND EXPENSES
	Minimum	Maximum
Annual Fund Expenses before any waivers or expense reimbursements (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.35%	4.52%
Annual Fund Expenses after any waivers or expense reimbursements (1)	0.35%	2.29%

(1)
The “Annual Fund Expenses after any waivers or expense reimbursements” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Funds after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Example
The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The examples show the costs of investing in the Contract, including transaction expenses, the annual contract maintenance fee, mortality and expense risk charge, administration charge, and any optional rider charges, and Annual Fund Expenses.
The examples assume that you invest $100,000 in the Contract for the periods indicated. The examples also assume that your investment has a 5% return each year and assumes the most expensive and least expensive combination of Annual Fund Expenses.
•
The first example assumes that you purchased the SecurePay Protector rider with RightTime at the maximum and current rider fees.

•
The second example assumes that you have not purchased either the SecurePay Protector or the SecurePay Investor rider.

•
The examples also assume that the Maximum Quarterly Value Death Benefit is in effect, and that all Contract Value is allocated to the Variable Account. The examples do not reflect transfer fees.

•
The examples do not reflect premium taxes, which may range up to 3.5% depending on the jurisdiction.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1.
If you purchased the SecurePay Protector rider under RightTime:

a.
If you surrender the Contract at the end of the applicable time period:

i.
reflecting the maximum charge:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$14,277	$29,165	$43,105	$77,875
Minimum Fund Expense	$10,556	$18,508	$26,025	$48,164

ii.
reflecting the current charge:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$13,628	$27,219	$39,825	$71,507
Minimum Fund Expense	$9,896	$16,454	$22,431	$40,077
b.
If you annuitize(1) or remain invested in the Contract at the end of the applicable time period:

i.
reflecting the maximum charge:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$8,189	$24,326	$40,145	$77,875
Minimum Fund Expense	$4,212	$13,011	$22,336	$48,164

ii.
reflecting the current charge:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$7,495	$22,260	$36,726	$71,507
Minimum Fund Expense	$3,506	$10,831	$18,591	$40,077

2.
If you have not purchased either the SecurePay Protector rider or the SecurePay Investor rider:

a.
If you surrender the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$12,251	$23,091	$32,869	$57,372
Minimum Fund Expense	$8,495	$12,097	$14,810	$22,933

b.
If you annuitize(1) or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$6,024	$17,877	$29,474	$57,372
Minimum Fund Expense	$2,010	$6,205	$10,647	$22,933
Please remember that the examples are an illustration and do not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the examples.

(1)
You may not annuitize your Contract within 3 years after we accept your most recent Purchase Payment. For more information, see “ANNUITY PAYMENTS, Annuity Date, Changing the Annuity Date.” Neither the death benefit fee nor the SecurePay Fee apply after the Annuity Date.

Transaction Expenses [Table Text Block]
TRANSACTION EXPENSES
Maximum Surrender Charge (as % of amount surrendered) (1)	7%
Transfer Fee (2)	$25

(1)
The surrender charge is based upon cumulative Purchase Payments as of the date each Purchase Payment is applied to the Contract, and decreases over time. The total of surrender charges assessed will not exceed 9% of aggregate Purchase Payments. (See “Surrender Charge, Determining the Surrender Charge” in the Prospectus.)

(2)
Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Contract Year. We will give written notice thirty (30) days before we impose a Transfer Fee. (See “CHARGES AND DEDUCTIONS, Transfer Fee” in the Prospectus.)

Other Transaction Fee, Current [Dollars]	$ 25	[6]
Annual Contract Expenses [Table Text Block]
ANNUAL CONTRACT EXPENSES
(other than Fund expenses)
Administrative Expenses(1)	$35
Base Contract Expenses (as a percentage of average Variable Account value)(2)	1.20%
Optional Benefit Charges
	Maximum	Current
Return of Purchase Payments Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)(3)	1.00%(6)	See Rate Sheet Prospectus Supplement
Maximum Anniversary Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)(4)	1.00%(6)	See Rate Sheet Prospectus Supplement
Maximum Quarterly Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)(5)	1.00%(6)	See Rate Sheet Prospectus Supplement
Protected Lifetime Income Benefits(7)
SecurePay Rider Fee(8) (as an annualized percentage of the Benefit Base(9) on each Monthly Anniversary Date, beginning with the 1st Monthly Anniversary Date following election of the rider)
	Maximum	Current
Purchase of SecurePay Protector rider at Contract Purchase	2.00%	See Rate Sheet Prospectus Supplement
Purchase of SecurePay Protector rider under RightTime	2.20%	See Rate Sheet Prospectus Supplement
Purchase of SecurePay Investor rider at Contract Purchase	2.00%	See Rate Sheet Prospectus Supplement
Purchase of SecurePay Investor rider under RightTime	2.20%	See Rate Sheet Prospectus Supplement

(1)
Includes the annual contract maintenance fee. We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $100,000 or more. (See “CHARGES AND DEDUCTIONS” in the Prospectus.)

(2)
Base Contract Expenses include a mortality and expense risk charge equal on an annual basis to 1.10% of the average daily net assets of the Variable Account attributable to your Contract and an administration charge equal on an annual basis to 0.10% of average daily net assets of the Variable Account attributable to your Contract.

(3)
The Return of Purchase Payments Death Benefit is equal to the greatest of  (i) your Contract Value, or (ii) your Purchase Payments less an adjustment for withdrawals. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections in the Prospectus.

(4)
The Maximum Anniversary Value Death Benefit is equal to the greatest of  (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest anniversary value of the Contract before the Owner’s 80th birthday. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections in the Prospectus.

(5)
The Maximum Quarterly Value Death Benefit is equal to the greatest of  (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest quarterly value of the Contract before the Owner’s 80th birthday. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections in the Prospectus.

(6)
For Contracts issued from July 7, 2022, to April 30, 2023, the maximum charges for the Return of Purchase Payments Death Benefit Fee, the Maximum Anniversary Value Death Benefit Fee, and the Maximum Quarterly Value Death Benefit Fee were 0.20%, 0.35%, and 0.40%, respectively.

(7)
You may not purchase both the SecurePay Investor and the SecurePay Protector rider.

(8)
We will give you at least 30 days’ written notice before any increase in the SecurePay Fee. You may elect not to pay the increase in your SecurePay Fee. If you do, your SecurePay rider will not terminate, but your current Benefit Base will be capped at its then current value. You will continue to be assessed your current SecurePay Fee, however, even though you will have given up the opportunity for any future increases in your SecurePay Benefit Base. See “THE SECUREPAY RIDERS” in the Prospectus.

(9)
The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged under the SecurePay rider. If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract Value on the Rider Issue Date. For more information on the SecurePay rider, the Benefit Base and how it is calculated, please see “THE SECUREPAY RIDERS” in the Prospectus.

Administrative Expense, Current [Dollars]	$ 35	[7]
Administrative Expense, Footnotes [Text Block]
Includes the annual contract maintenance fee. We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $100,000 or more. (See “CHARGES AND DEDUCTIONS” in the Prospectus.)

Base Contract Expense (of Average Account Value), Current [Percent]	1.20%	[8]
Base Contract Expense, Footnotes [Text Block]
Base Contract Expenses include a mortality and expense risk charge equal on an annual basis to 1.10% of the average daily net assets of the Variable Account attributable to your Contract and an administration charge equal on an annual basis to 0.10% of average daily net assets of the Variable Account attributable to your Contract.

Optional Benefit Expense, Footnotes [Text Block]
The Return of Purchase Payments Death Benefit is equal to the greatest of  (i) your Contract Value, or (ii) your Purchase Payments less an adjustment for withdrawals. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections in the Prospectus.

Annual Portfolio Company Expenses [Table Text Block]
ANNUAL FUND EXPENSES
	Minimum	Maximum
Annual Fund Expenses before any waivers or expense reimbursements (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.35%	4.52%
Annual Fund Expenses after any waivers or expense reimbursements (1)	0.35%	2.29%

(1)
The “Annual Fund Expenses after any waivers or expense reimbursements” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Funds after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Portfolio Company Expenses, Footnotes [Text Block]
The “Annual Fund Expenses after any waivers or expense reimbursements” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Funds after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Surrender Example [Table Text Block]
2.
If you have not purchased either the SecurePay Protector rider or the SecurePay Investor rider:

a.
If you surrender the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$12,251	$23,091	$32,869	$57,372
Minimum Fund Expense	$8,495	$12,097	$14,810	$22,933

b.
If you annuitize(1) or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$6,024	$17,877	$29,474	$57,372
Minimum Fund Expense	$2,010	$6,205	$10,647	$22,933

Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,251
Surrender Expense, 1 Year, Minimum [Dollars]	8,495
Surrender Expense, 3 Years, Maximum [Dollars]	23,091
Surrender Expense, 3 Years, Minimum [Dollars]	12,097
Surrender Expense, 5 Years, Maximum [Dollars]	32,869
Surrender Expense, 5 Years, Minimum [Dollars]	14,810
Surrender Expense, 10 Years, Maximum [Dollars]	57,372
Surrender Expense, 10 Years, Minimum [Dollars]	$ 22,933
Annuitize Example [Table Text Block]
b.
If you annuitize(1) or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$6,024	$17,877	$29,474	$57,372
Minimum Fund Expense	$2,010	$6,205	$10,647	$22,933
		[9]
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 6,024	[9]
Annuitized Expense, 1 Year, Minimum [Dollars]	2,010	[9]
Annuitized Expense, 3 Years, Maximum [Dollars]	17,877	[9]
Annuitized Expense, 3 Years, Minimum [Dollars]	6,205	[9]
Annuitized Expense, 5 Years, Maximum [Dollars]	29,474	[9]
Annuitized Expense, 5 Years, Minimum [Dollars]	10,647	[9]
Annuitized Expense, 10 Years, Maximum [Dollars]	57,372	[9]
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 22,933	[9]
No Surrender Example [Table Text Block]
b.
If you annuitize(1) or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$6,024	$17,877	$29,474	$57,372
Minimum Fund Expense	$2,010	$6,205	$10,647	$22,933
		[9]
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,024
No Surrender Expense, 1 Year, Minimum [Dollars]	2,010
No Surrender Expense, 3 Years, Maximum [Dollars]	17,877
No Surrender Expense, 3 Years, Minimum [Dollars]	6,205
No Surrender Expense, 5 Years, Maximum [Dollars]	29,474
No Surrender Expense, 5 Years, Minimum [Dollars]	10,647
No Surrender Expense, 10 Years, Maximum [Dollars]	57,372
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 22,933
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right investment for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Withdrawals can reduce the value of the optional Return of Purchase Payments Death Benefit, Maximum Anniversary Value Death Benefit, or Maximum Quarterly Value Death Benefit by more than the amount withdrawn. In addition, if you purchase a Protected Lifetime Income Benefit rider and your withdrawals from Contract Value exceed the annual withdrawal amount under the rider, your rider benefits may be significantly reduced or eliminated. Please discuss your insurance needs and financial objectives with your financial professional.
Investment Risk. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Funds you have chosen. The Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract as well as the Benefit Base if you select a Protected Lifetime Income Benefit rider under the RightTime option and your ability to increase the Benefit Base if you select a Protected Lifetime Income Benefit rider either at Contract Issue or later under the RightTime option. The investment risks are described in the prospectuses for the Funds.
Tax Consequences. Generally all earnings are tax-deferred until withdrawn or until annuity income payments begin. If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferred benefit. Distributions (which include surrenders, withdrawals, or payment of death benefits) from non-Qualified Contracts will generally result in taxable income if Contract Value has increased. Distributions from Qualified Contracts will generally result in taxable income even if Contract Value has not increased. All amounts includable in income with respect to the Contract are taxed at ordinary income tax rates. In certain circumstances, a 10% additional tax may also apply if the Owner takes a withdrawal before age 59½. See “Federal Tax Matters.”
Protected Lifetime Income Benefit Risk. If you select either the SecurePay Investor rider or the SecurePay Protector rider, you must allocate your Purchase Payments and Contract Value in accordance with certain guidelines and restrictions, which will limit or restrict the Investment Options available to you under the Contract. If you fail to allocate your Purchase Payments and Contract Value in accordance with the guidelines and restrictions, the optional benefit rider will terminate. If the optional benefit terminates and you have not made any additional Purchase Payments after termination of the rider, within 30 days you may instruct us to reinstate the rider subject to certain conditions we require. Your ability to make additional Purchase Payments after the Rider Issue Date will be limited. If you purchase either the SecurePay Investor rider or the SecurePay Protector rider and your withdrawals from Contract Value exceed the Annual Withdrawal Amount under the rider, your rider benefits may be significantly reduced or eliminated. We may stop offering an optional benefit rider at any time. For additional information about the optional benefits, see “PROTECTED LIFETIME INCOME BENEFIT” in the Prospectus.
Company Risk. An investment in the Contract is subject to the risks related to Protective Life. Any obligations (including under the Guaranteed Account, death benefits, and any Protected Lifetime Income Benefit), guarantees, or benefits are subject to the claims-paying ability of Protective Life. More information about Protective Life, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing to us at the address shown on the cover page of this Prospectus.
Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate Contract Value, or the Funds’ ability to calculate share values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. In addition, the risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Owners and orders with the Funds, impact our ability to calculate Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.
Purchase Payment Risk. We reserve the right to refuse any Purchase Payment and to further limit your ability to make subsequent Purchase Payments. If we exercise our right to suspend, reject, and/or place limitations on the acceptance of subsequent Purchase Payments, you may be unable to, or limited in your ability to, increase your Contract Value through subsequent Purchase Payments and therefore likewise limited in your ability to increase your death benefits and the values of a Protected Lifetime Income Benefit rider. This could also prevent you from making future contributions to a Qualified Contract, including periodic contributions to an employer-sponsored retirement plan or an IRA. The Company restricts Purchase Payments in connection with the Protected Lifetime Income Benefit riders. We will also not accept Purchase Payments (i) on or after the earlier of the oldest Owner’s and Annuitant’s 86th birthday or (ii) within 3 years of the Annuity Date. For additional information about Purchase Payments, see “PURCHASE PAYMENTS” in the Prospectus.

Item 10. Benefits Available (N-4) [Text Block]
DEATH BENEFIT
If any Owner dies before the Annuity Date and while the Contract is in force, we will pay a death benefit, less any applicable premium tax, to the Beneficiary. The death benefit terminates on the Annuity Date.
We will determine the death benefit as of the end of the Valuation Period during which we receive at our Administrative Office Due Proof of Death of the Owner, either by certified death certificate or by judicial order from a court of competent jurisdiction or similar tribunal. If we receive Due Proof of Death of the Owner after the end of the Valuation Period, we will determine the death benefit on the next Valuation Date. Only one death benefit is payable under the Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner’s death. If any Owner is not a natural person, the death of the Annuitant is treated as the death of an Owner. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary. The following discussion generally applies to Qualified Contracts and Non-Qualified Contracts, except where noted otherwise. In that regard, the post-death distribution requirements for Qualified Contracts and Non-Qualified Contracts are similar, but there are some significant differences. For a discussion of the post-death distribution requirements for Qualified Contracts, see “QUALIFIED RETIREMENT PLANS, Required Minimum Distributions.”
The death benefit provisions of this Contract shall be interpreted to comply with the requirements of Section 72(s) of the Code in the case of a Non-Qualified Contract, and Section 401(a)(9) of the Code in the case of a Qualified Contract. We reserve the right to endorse the Contract, as necessary, to conform with regulatory requirements. We will send you a copy of any endorsement containing such Contract modifications.
Please note that any death benefit payment we make in excess of the Variable Account value is subject to our financial strength and claims-paying ability.
Payment of the Death Benefit
The Beneficiary may take the death benefit in one sum immediately, in which event the Contract will terminate.
If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death of the Owner, and the entire Contract Value must be distributed under one of the following options:
a.
the entire Contract Value must be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner’s death, and subject to certain further limits in the case of a Qualified Contract; or,

b.
the entire Contract Value must be distributed (i) within 5 years of the Owner’s death if the Contract is a Non-Qualified Contract or, in some cases, a Qualified Contract, or (ii) within 10 years of the Owner’s death if the Contract is a Qualified Contract and the 5-year requirement does not apply under applicable federal tax rules.

The tax rules for Qualified Contracts differ in some material respects from the tax rules for Non-Qualified Contracts, including by limiting the types of beneficiaries who can elect the first option above and the circumstances in which a 5-year or 10-year distribution requirement will apply. See “QUALIFIED RETIREMENT PLANS, Required Minimum Distributions.”
If there is more than one Beneficiary, each Beneficiary must submit instructions in Good Order specifying the manner in which the Beneficiary wishes to receive his or her portion of the death benefit, and the value of each Beneficiary’s portion of the claim is established as of date we receive that Beneficiary’s claim. Until the death benefit is fully distributed, however, the undistributed portion of the death benefit will remain invested in accordance with the Owner’s allocation instructions. Accordingly, if we do not receive instructions in Good Order from the Beneficiary (or Beneficiaries) to make an immediate distribution or transfer all or part of the Beneficiary’s portion of the death benefit to the Fixed Account, the value of the portion of the death benefit that remains invested in the Sub-Accounts will be subject to the investment performance of the underlying Funds, and may increase or decrease in value.
Automatic Transfers Upon the Death of an Owner.   Regardless of whether your Contract is Qualified or non-Qualified, in the event of the Owner’s death, all automatic transfers under the Contract, such as dollar cost averaging and portfolio rebalancing will cease upon receipt of Due Proof of Death of the Owner at our Administrative Office. If the surviving spouse elects to continue the Contract as the new Owner, they may also elect to participate in the dollar cost averaging and portfolio rebalancing programs by sending us new instructions, subject to the requirements governing those programs described in this Prospectus. Any eligible Beneficiary who elects a Death Benefit payment option that provides for the payment of Death Benefit proceeds either over the lifetime of the Beneficiary or within 5 or 10 years following the Owner’s death (as applicable under federal tax rules) may transfer Contract Value among the Sub-Accounts and participate in the portfolio rebalancing program. Because that Beneficiary may not make additional premium payments, however, the Beneficiary may not participate in dollar cost averaging. See, “DEATH BENEFIT — Payment of the Death Benefit.”
Continuation of the Contract by a Surviving Spouse
In the case of non-Qualified Contracts and Contracts that are individual retirement annuities within the meaning of Code Section 408(b), if the deceased Owner’s spouse is the sole Beneficiary, the surviving spouse may elect, in lieu of receiving a death benefit, to continue the Contract and become the new Owner. This election is only available, however, if:
a.
the surviving spouse’s age on the Contract Issue Date would not have prevented her or his purchase of the Contract on that date;

b.
the surviving spouse’s age on either the Contract Issue Date or any date prior to the date on which we accept the request for continuation, would not have prevented the purchase of any optional benefit associated with the Contract on the requested continuation date; and

c.
the Maximum Annuity Date on the requested continuation date is on or after the Annuity Date in effect on the deceased spouse’s date of death, unless we agree otherwise.

The Contract will continue with the value of the death benefit having become the new Contract Value as of the end of the Valuation Period during which we received Due Proof of Death. The death benefit is not terminated by a surviving spouse’s continuation of the Contract. The surviving spouse may select a new Beneficiary. Upon this spouse’s death, the death benefit may be taken in one sum immediately and the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death and must be distributed to the new Beneficiary according to option (a) or (b) described above under “Payment of the Death Benefit.”
A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.
The rights of a Beneficiary under an annuity contract depend in part upon whether the Beneficiary is recognized as a “spouse” under federal tax law. A Beneficiary who is recognized as a spouse is treated more favorably than a Beneficiary who is not a spouse for federal tax purposes. Specifically, a Beneficiary who is the spouse of the deceased Owner may continue the Contract and become the new Owner, as described above. In contrast, a Beneficiary who is not recognized as a spouse of the deceased Owner generally must surrender the Contract within 5 or 10 years of the Owner’s death, or take distributions from the Contract over the Beneficiary’s life or life expectancy, beginning within one year of the deceased Owner’s death, with the applicable rules different depending on whether the Contract is a Non-Qualified Contract or a Qualified Contract.
U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. In addition, if the Owner and the Beneficiary are no longer married as of the date of death, such individuals are no longer treated as spouses for federal tax law purposes. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to a civil union or domestic partnership, or if the Beneficiary and the deceased Owner were no longer married as of the date of death, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract.
If you have questions concerning your status as a spouse for federal tax purposes and how that status might affect your rights under the Contract, you should consult your legal adviser.
Whether a beneficiary continues the Contract as a spouse could also affect the rights and benefits under the Protected Lifetime Income Benefit rider. If state law affords legal recognition to domestic partnerships or civil unions, the rider will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the rider. However, as described above, for federal tax law purposes such individuals are not treated as “spouses.” In addition, if the Owner and the Beneficiary are no longer married as of the date of death, such individuals are no longer treated as spouses for federal tax law purposes. As a result, if a beneficiary of a deceased owner and the owner were parties to a civil union or domestic partnership, or if the Beneficiary and the deceased Owner were no longer married as of the date of death, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the rider’s benefit while the surviving Beneficiary is still alive.
In addition, if the rider allows the surviving spouse of a deceased owner who continues the Contract and becomes the new owner to either continue the rider or purchase a new rider (depending on the date of death and whether the rider provides single or joint life coverage), this right is only available to an individual who was the spouse of the deceased owner within the meaning of federal tax law because only such a spouse is eligible to continue the Contract under federal tax law.
An individual who is a party to a civil union or a domestic partnership should not purchase a Protected Lifetime Income Benefit rider before consulting legal and financial advisers and carefully evaluating whether the Protected Lifetime Income Benefit rider is suitable for his or her needs.
Selecting a Death Benefit
This Contract offers a standard death benefit, the Contract Value Death Benefit, and three optional death benefits, the Return of Purchase Payments Death Benefit, the Maximum Anniversary Value Death Benefit, and the Maximum Quarterly Value Death Benefit. The following table summarizes information about the death benefits available under the Contract.
Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/Limitations
Contract Value Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your Contract Value.	Standard	No charge	• None.
Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/Limitations
Return of Purchase Payments Death Benefit
Equal to the greatest of:
1.
the Contract Value, or

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment for each withdrawal is the amount that reduces the Return of Purchase Payments Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value.)

		Optional	1.00% (as an annualized percentage of the death benefit value on each Monthly Anniversary Date) (1)
•
Available only at purchase.

•
Death Benefit will never be more than the Contract Value plus $1,000,000.

•
It is possible that this Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee.

•
Withdrawals can reduce the value of the Death Benefit by more than the amount withdrawn.

Maximum Anniversary Value Death Benefit
Equal to the greatest of:
1.
the Contract Value,

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment reduces the Maximum Anniversary Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any surrender charges, reduces the Contract Value), or

3.
the greatest anniversary value attained prior to the older Owner’s 83rd birthday.

		Optional	1.00% (as an annualized percentage of the death benefit value on each Monthly Anniversary Date) (1)
•
Available only at purchase.

•
Death Benefit will never be more than the Contract Value plus $1,000,000.

•
It is possible that this Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee.

•
Cannot be elected if the oldest Owner is 78 or older.

•
Withdrawals reduce the value of the Death Benefit by more than the amount withdrawn.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/Limitations
Maximum Quarterly Value Death Benefit
Equal to the greatest of:
1.
the Contract Value,

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment reduces the Maximum Quarterly Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any surrender charges, reduces the Contract Value), or

3.
the greatest Quarterly Anniversary value attained prior to the older Owner’s 83rd birthday.

		Optional	1.00% (as an annualized percentage of the death benefit value on each Monthly Anniversary Date) (1)
•
Available only at purchase.

•
Death Benefit will never be more than the Contract Value plus $1,000,000.

•
It is possible that this Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee.

•
Cannot be elected if the oldest Owner is 78 or older.

•
Withdrawals can reduce the value of the Death Benefit by more than the amount withdrawn.

(1)
For Contracts issued between July 7, 2022 and April 30, 2023, the maximum fees for the Return of Purchase Payments Death Benefit Fee, the Maximum Anniversary Value Death Benefit Fee, and the Maximum Quarterly Value Death Benefit Fee were 0.20%, 0.35%, and 0.40%, respectively.

You must determine the type of death benefit you want when you apply for your Contract. You may not change your death benefit selection after your Contract is issued.
The Contract Value Death Benefit is included with your Contract at no additional charge. You may select the optional Return of Purchase Payments Death Benefit, the Maximum Anniversary Value Death Benefit, or the Maximum Quarterly Value Death Benefit for an additional fee but, with respect to the Maximum Anniversary Value Death Benefit and the Maximum Quarterly Value Death Benefit, only if the oldest Owner is younger than 78 on the Issue Date of the Contract.
You should carefully consider each of these death benefits and consult a qualified financial adviser to help you carefully consider the three optional death benefits offered with the Contract, and if you select the Return of Purchase Payments Death Benefit, the Maximum Anniversary Death Benefit, or the Maximum Quarterly Value Death Benefit, the relative costs, benefits and risks of the fee options in your particular situation.
Contract Value Death Benefit
The Contract Value Death Benefit will equal the Contract Value.
Optional Return of Purchase Payments Death Benefit
The Return of Purchase Payments Death Benefit will equal the greater of  (1) the Contract Value, or (2) the aggregate Purchase Payments less an adjustment for each withdrawal (including a withdrawal made under the SecurePay Protector rider or the SecurePay Investor rider); provided, however, that the Return of Purchase Payments Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each withdrawal in item (2) is the amount that reduces the Return of Purchase Payments Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the value of the Return of Purchase Payments Death Benefit is greater than the Contract Value at the time of the withdrawal, the downward adjustment to the death benefit will be larger than the amount withdrawn. See Appendix A for an example of the calculation of the Return of Purchase Payments Death Benefit.
It is possible that, at the time of an Owner’s death, the Return of Purchase Payments Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee. You should consult a qualified financial advisor to carefully consider this possibility and the cost of the Return of Purchase Payments Death Benefit before you decide whether the Return of Purchase Payments Death Benefit is right for you.
Suspension of Return of Purchase Payments Death Benefit.   For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. During the one-year suspension period, we will continue to calculate the Return of Purchase Payments Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death at our Administrative Office. If death occurs after the one-year period has ended, we will include Purchase Payments received and withdrawals made during the one-year suspension when calculating the Return of Purchase Payments Death Benefit.
Return of Purchase Payments Death Benefit Fee
We assess a fee for the Return of Purchase Payments Death Benefit. If you select this death benefit, you must pay a fee based on the value of the death benefit on the day the fee is assessed. This fee is assessed on a monthly basis. (See “CHARGES AND DEDUCTIONS, Death Benefit Fee.”)
Optional Maximum Anniversary Value Death Benefit
At the time of application, you may select the Maximum Anniversary Value Death Benefit if the Issue Date of the Contract is before the oldest Owner’s 78th birthday.
We will determine an anniversary value for each Contract Anniversary occurring before the earlier of the older Owner’s 83rd birthday or the deceased Owner’s date of death. Each anniversary value is equal to the sum of:
•
the Contract Value on that Contract Anniversary; plus

•
all Purchase Payments since that Contract Anniversary; minus

•
an adjustment for each withdrawal (including any withdrawal made under the SecurePay Protector rider or the SecurePay Investor rider) since that Contract Anniversary.

The adjustment for each withdrawal since the relevant Contract Anniversary is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the value of the Maximum Anniversary Value Death Benefit is greater than the Contract Value at the time of the withdrawal, the downward adjustment to the death benefit will be larger than the amount withdrawn.
The Maximum Anniversary Value Death Benefit will equal the greatest of  (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each withdrawal; or (3) the greatest anniversary value attained prior to the older Owner’s 83rd birthday; provided, however, that the Maximum Anniversary Value Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each withdrawal in item (2) is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of surrender in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the Contract Value is lower than the Maximum Anniversary Value Death Benefit at the time of the withdrawal, the adjustment will be larger than the amount withdrawn. See Appendix A for an example of the calculation of the Maximum Anniversary Value Death Benefit.
It is possible that, at the time of an Owner’s death, the Maximum Anniversary Value Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee. You should consult a qualified financial advisor to carefully consider this possibility and the cost of the Maximum Anniversary Value Death Benefit before you decide whether the Maximum Anniversary Value Death Benefit is right for you.
Suspension of Maximum Anniversary Value Death Benefit.   For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. We will, however, continue to assess the death benefit fee during this period. During the one-year suspension period, we will continue to calculate the Maximum Anniversary Value Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death at our Administrative Office. If death occurs after the one-year period has ended, we will include the Contract Value on the Contract Anniversary occurring during the one-year suspension as well as Purchase Payments received and withdrawals made during the one-year suspension when calculating the Maximum Anniversary Value Death Benefit.
Maximum Anniversary Value Death Benefit Fee
We assess a fee for the Maximum Anniversary Value Death Benefit. If you select this death benefit, you must pay a fee based on the value of the death benefit on the day the fee is assessed. This fee is assessed on a monthly basis. (See “Charges and Deductions, Death Benefit Fee.”) It is possible that this fee (or some portion thereof) could be treated for federal tax purposes as a withdrawal from the Contract. (See “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”)
Optional Maximum Quarterly Value Death Benefit
At the time of application, you may select the Maximum Quarterly Value Death Benefit if the Issue Date of the Contract is before the oldest Owner’s 78th birthday.
We will determine a quarterly value for each Quarterly Anniversary occurring before the earlier of the older Owner’s 83rd birthday or the deceased Owner’s date of death. Each quarterly value is equal to the sum of:
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the Contract Value on that Quarterly Anniversary; plus

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all Purchase Payments since that Quarterly Anniversary; minus

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an adjustment for each withdrawal (including any withdrawal made under the SecurePayProtector rider or the SecurePay Investor rider) since that Quarterly Anniversary.

The adjustment for each withdrawal since the relevant Quarterly Anniversary is the amount that reduces the Maximum Quarterly Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the value of the Maximum Quarterly Value Death Benefit is greater than the Contract Value at the time of the withdrawal, the downward adjustment to the death benefit will be larger than the amount withdrawn.
The Maximum Quarterly Value Death Benefit will equal the greatest of  (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each withdrawal; or (3) the greatest Quarterly Anniversary value attained prior to the older Owner’s 83rd birthday; provided, however, that the Maximum Quarterly Value Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each withdrawal in item (2) is the amount that reduces the Maximum Quarterly Value Death Benefit at the time of surrender in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the Contract Value is lower than the Maximum Quarterly Value Death Benefit at the time of the withdrawal, the adjustment will be larger than the amount withdrawn. See Appendix A for an example of the calculation of the Maximum Quarterly Value Death Benefit.
It is possible that, at the time of an Owner’s death, the Maximum Quarterly Value Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee. You should consult a qualified financial advisor to carefully consider this possibility and the cost of the Maximum Quarterly Value Death Benefit before you decide whether the Maximum Quarterly Value Death Benefit is right for you.
Suspension of Maximum Quarterly Value Death Benefit.   For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. We will, however, continue to assess the death benefit fee during this period. During the one-year suspension period, we will continue to calculate the Maximum Quarterly Value Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death at our Administrative Office. If death occurs after the one-year period has ended, we will include the Contract Value on the Quarterly Anniversary occurring during the one-year suspension as well as Purchase Payments received and withdrawals made during the one-year suspension when calculating the Maximum Quarterly Value Death Benefit.
Maximum Quarterly Value Death Benefit Fee
We assess a fee for the Maximum Quarterly Value Death Benefit. If you select this death benefit, you must pay a fee based on the value of the death benefit on the day the fee is assessed. This fee is assessed on a monthly basis. (See “CHARGES AND DEDUCTIONS, Death Benefit Fee.”) It is possible that this fee (or some portion thereof) could be treated for federal tax purposes as a withdrawal from the Contract. (See “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”)
Important Considerations for Choosing a Death Benefit
Under the Optional Maximum Quarterly Value Death Benefit, we calculate the anniversary values used in determining the greatest Quarterly Anniversary value on each Quarterly Anniversary prior to the older Owner’s 83rd birthday. As noted above, the death benefit equals the greatest of: (1) the Contract Value, (2) aggregate Purchase Payments less adjustment for withdrawals or (3) the greatest Quarterly Anniversary value.
We use a substantially similar formula to calculate the death benefit under the Maximum Anniversary Value Death Benefit. However, the anniversary values used in determining the Maximum Anniversary Value Death Benefit are calculated less frequently, on each Contract Anniversary.
By choosing the Optional Maximum Quarterly Value Death Benefit, an Owner will increase the number of times per Contract Year that the value of the death benefit payable under the Contract is calculated. As a result, the value of the death benefit may be less affected by a large short term decline in Contract Value. Owners who are concerned about short term downward volatility in their Contract Value may therefore want to consider selecting the Optional Maximum Quarterly Value Death Benefit. By calculating anniversary values quarterly, rather than annually, the Optional Maximum Quarterly Value Death Benefit uses a larger number of anniversary values to determine the greatest Quarterly Anniversary value used to determine the death benefit. This increases the potential for a higher Quarterly Anniversary value, and in turn, the potential for a higher death benefit. At the same time, it may limit the impact of a lower Contract Anniversary value and corresponding lower death benefit.
The optional death benefits are each subject to a withdrawal adjustment that can reduce the value of the Death Benefit by more than the amount withdrawn. Your SecurePay Withdrawals may cause the value of these optional death benefits to be no greater than the Contract Value Death Benefit, for which we do not assess a fee.
You should also consider the effect of the optional SecurePay riders on your choice of death benefit options. If you purchase one of the SecurePay riders, you may not make any additional Purchase Payments two years or more after the Rider Issue Date or on or after the Benefit Election Date, whichever comes first. This will limit your ability to increase your death benefit value by making additional Purchase Payments, particularly under the Return of Purchase Payments Death Benefit. In addition, your SecurePay Withdrawals will reduce your Contract Value and any death benefit that is based on your Contract Value. Your SecurePay Withdrawals may be higher under the SecurePay Protector rider than under the SecurePay Investor rider due to the operation of the “Roll-up” feature Higher withdrawals will reduce the value of your death benefit more quickly.
Escheatment of Death Benefit
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s annuity commencement date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Contract beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. We will withhold tax and tax report on the amount that escheats to the state. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means to our Administrative Office.
PROTECTED LIFETIME INCOME BENEFITS
If you are concerned that poor investment performance or market volatility in the Sub-Accounts may adversely impact the amount of money you can withdraw from your Contract, we offer for an additional charge two optional protected lifetime income benefit riders — the SecurePay Protector and the SecurePay Investor riders (the “SecurePay riders”). Under these riders, we guarantee the right to make withdrawals each Contract Year for life (subject to certain conditions) — even if your Contract Value declines, or reduces to zero, due to poor market performance.
The features and guarantees these riders provide differ. These riders include different allocation guidelines and restrictions and impose different fees. In addition, if you purchase one protected lifetime income rider, the other rider will no longer be available to you, even if the rider you purchase later terminates.
The following table summarizes information about the optional Protected Lifetime Income Benefits available under the Contract.
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
SecurePay Protector rider	Provides an Annual Withdrawal Amount that is guaranteed for life, even if Contract Value is reduced to zero, as well as the ability to rollover unused Annual Withdrawal Amount to accumulate a Reserve Amount. This rider also includes a “roll-up” feature that may increase your Annual Withdrawal Amount.	2.00% (a) (if selected at Contract purchase) 2.20% (a) (under RightTime option)	See Rate Sheet Prospectus Supplement
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Benefit limits available Investment Options during accumulation phase and withdrawal phase

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Allocation of Purchase Payments or Contract Value to the Fixed Account is not permitted.

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No Purchase Payments two years or more after Rider Issue Date or on or after Benefit Election Date, whichever comes first

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Excess Withdrawals may significantly reduce or eliminate value of benefit

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Available to Contract Owners age 55 to 85.

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Currently unavailable in California.

SecurePay Investor rider	Provides an Annual Withdrawal Amount that is guaranteed for life, even if Contract Value is reduced to zero, as well as the ability to rollover unused Annual Withdrawal Amount to accumulate a Reserve Amount.	2.00% (a) (if selected at Contract purchase) 2.20% (a) (under RightTime option)	See Rate Sheet Prospectus Supplement
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Allocation of Purchase Payments or Contract Value to the Fixed Account is not permitted.

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No Purchase Payments two years or more after Rider Issue Date or on or after Benefit Election Date, whichever comes first

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Excess Withdrawals may significantly reduce or eliminate value of benefit

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Available to Contract Owners age 55 to 85.

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Currently unavailable in California.

(a)
Fee is calculated as a percentage of the Benefit Base.

Please note that any amounts in excess of the Variable Account value that we make available through withdrawals, lifetime payments, or guaranteed values under these riders are subject to our financial strength and claims-paying ability.
THE SECUREPAY RIDERS
In general, the SecurePay riders guarantee the right to make withdrawals (“SecurePay Withdrawals”) based upon the value of a protected lifetime income benefit base (“Benefit Base”) if your Contract Value has declined due to poor market performance, provided you comply with the terms and conditions of the rider. Withdrawals from your Contract before the Benefit Election Date, and Excess Withdrawals on or after the Benefit Election Date, reduce the Benefit Base. (For more information regarding the effect of withdrawals and Excess Withdrawals on the Benefit Base, see “Calculating the Benefit Base Before the Benefit Election Date” and “Calculating the Benefit Base On or After the Benefit Election Date.”) In order to maintain your SecurePay Protector rider, you must allocate Purchase Payments and Contract Value in accordance with specific Allocation Guidelines and Restrictions that are designed to limit our risk under the rider. Both of the SecurePay riders provide for increases in your Benefit Base on your Contract Anniversary if your Contract Value has increased. SecurePay Protector also provides for potential increases in your Benefit Base of up to 7.0% each Contract Anniversary during a specified period, even if your Contract Value has not increased. Current rates may be found in the Rate Sheet Prospectus Supplement and historical rates may be found in the appendix titled Superceded Rate Sheet Prospectus Information.
Under the SecurePay riders, the Owner or Owner(s) may designate certain persons as “Covered Persons” under the Contract. See “Selecting Your Coverage Option.” These Covered Persons will be eligible to make SecurePay Withdrawals each Contract Year up to a specified amount — the Annual Withdrawal Amount (“AWA”) — during the life of the Covered Person(s). The SecurePay riders also provide a Reserve Amount feature. The Reserve Amount is equal to the sum of the portions of previous Contract Year’s AWA not withdrawn in a Contract Year and permitted to accumulate up to the maximum Reserve Amount. For the maximum Reserve Amount, see your Rate Sheet Prospectus Supplement. Annual aggregate withdrawals that exceed the AWA and the Reserve Amount, if any, will result in a reduction of rider benefits (and may even significantly reduce or eliminate such benefits) because we will reduce the Benefit Base and corresponding AWA. SecurePay Withdrawals are guaranteed, even if the Contract Value falls to zero after the Benefit Election Date (which is the earliest date you may begin taking SecurePay Withdrawals), if you satisfy the SecurePay rider requirements.
You may purchase the SecurePay riders when you purchase your Contract, or later, under the RightTime option, provided you satisfy the rider’s age requirements. See “Purchasing the Optional SecurePay Rider.”
SecurePay does not guarantee Contract Value or the performance of any Investment Option.
Important Considerations
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If you purchase the SecurePay Protector rider, your options for allocating Purchase Payments and Contract Value are restricted. See “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”. The Allocation Guidelines and Restrictions do not apply to the SecurePay Investor rider.

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You may not make any additional Purchase Payments (i) two years or more after the date the rider is issued (the “Rider Issue Date”), or (ii) on or after the Benefit Election Date, whichever comes first. Such restrictions on Purchase Payments after the Benefit Election Date or two years following the Rider Issue Date may limit the ability to increase the Benefit Base, and therefore the AWA, through higher Contract Values on Contract Anniversaries, as well as limit the ability for increase in Contract Value and death benefit values (particularly the Return of Purchase Payments Death Benefit). In most cases, if the Company receives a Purchase Payment two years or more after the Rider Issue Date or on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.

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Any change in a Covered Person following the Benefit Election Date (the “Benefit Period”), other than a spousal continuation under a Joint Life Coverage option, will cause the rider to terminate without any refund of SecurePay Fees. A change in a Covered Person includes changing and/or adding Owners, Beneficiaries, and Annuitants under your Contract.

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On the Benefit Election Date, we will cancel any existing automatic withdrawal plan that you have established.

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The SecurePay riders may not be available in all states, and we may otherwise limit its availability.

The ways to purchase the SecurePay riders, conditions for continuation of the benefit, process for beginning SecurePay Withdrawals, and the manner in which your AWA is calculated are discussed below.
You should not purchase a SecurePay rider if:
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you expect to take annual withdrawals on or after the Benefit Election Date in excess of the AWA and the Reserve Amount (“Excess Withdrawals”) because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit. See “Calculating the Benefit Base On or After the Benefit Election Date, Excess Withdrawals”; or

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you are primarily interested in maximizing the Contract’s potential for long-term accumulation rather than building a Benefit Base that will provide guaranteed withdrawals; or

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you do not expect to take SecurePay Withdrawals (especially before the age of 95).

Appendix E demonstrates the operation of the SecurePay riders using hypothetical examples. You should review Appendix E and consult your sales representative to discuss whether a SecurePay rider suits your needs.
Purchasing the Optional SecurePay Riders
You may purchase one of the SecurePay riders when you purchase your Contract, or later, under the RightTime option, provided you satisfy the rider’s age requirements. The Owner (or older Owner) or Annuitant must be age 85 or younger and the youngest Owner and Annuitant must be age 55 or older on the Rider Issue Date. Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” eligibility is determined by the age of the Annuitant. Once you purchase one of the SecurePay riders, you may not purchase the other rider, even if the rider you purchased is later terminated.
Important Considerations:
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You will begin paying the SecurePay Fee as of the Rider Issue Date, even if you do not begin taking SecurePay Withdrawals for many years.

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You may not cancel the SecurePay rider during the ten years following the Rider Issue Date.

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We do not refund any SecurePay Fees if a rider terminates for any reason or if you choose not to take SecurePay Withdrawals after the Benefit Election Date.

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You must comply with our Allocation Guidelines and Restrictions after the Rider Issue Date (see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”) under the SecurePay Protector rider. You may not allocate Purchase Payments or Contract Value to the Fixed Account under either of the SecurePay riders.

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Prior to the Benefit Election Date, you may take withdrawals according to the terms of your Contract but withdrawals will proportionally reduce the Benefit Base, and ultimately the value of the SecurePay Withdrawals available to you.

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You (or your investment professional submitted online) must submit a SecurePay Benefit Election Form to establish the Benefit Election Date and begin taking SecurePay Withdrawals. Withdrawals taken before the Benefit Election Date are not SecurePay Withdrawals.

Allocation Guidelines and Restrictions
In order to maintain your SecurePay Protector rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the SecurePay Protector rider. Please see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.” You may not allocate Purchase Payments or Contract Value to the Fixed Account under either of the SecurePay riders.
Designating the Covered Person(s)
The Covered Person is the person upon whose life the SecurePay rider benefit is based. You may designate one Covered Person (Single Life Coverage) or two Covered Persons (Joint Life Coverage).
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If Single Life Coverage is elected, then the Owner will be the Covered Person (if there are two Owners, then the older Owner will be the Covered Person).

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Joint Life Coverage may be elected if there are two Owners under the Contract who are spouses or if there is one Owner and his or her spouse is the sole Primary Beneficiary under the Contract. If Joint Life Coverage is elected, then the Owner and the Owner’s spouse will be the Covered Persons.

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Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” the Annuitant (under Single Life Coverage) or Annuitant and Annuitant’s spouse who is the sole primary beneficiary (under Joint Life Coverage) will be the Covered Person(s).

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The Covered Person (or, if Joint Life Coverage is selected, one of the two Covered Persons) must be designated as the Annuitant under the Contract as of the Benefit Election Date.

Note: A change of Covered Persons after the Benefit Election Date will cause your SecurePay rider to terminate and any scheduled SecurePay Withdrawals to cease. If you remove a Covered Person (which may occur, for example, if you remove a spouse Beneficiary or add additional Primary Beneficiaries or change the Owner or Annuitant), or if you add a Covered Person (which may occur, for example, if you add a spouse as a sole Primary Beneficiary), then this would constitute a change of Covered Persons. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Rider Within 30 Days of Termination.” In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay rider and could have tax consequences. (See “Spousal Continuation” and “Tax Consequences — Treatment of Civil Unions, Domestic Partners, and Divorce.”)
Selecting Your Coverage Option.   If both Owners of the Contract are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, you must indicate on the SecurePay Benefit Election Form whether there will be one or two Covered Persons. Please pay careful attention to this designation, as it will impact the Maximum Withdrawal Percentage and whether the SecurePay Withdrawals will continue for the life of the surviving spouse. The various coverage options are illustrated in the following table:
	Single Life Coverage	Joint Life Coverage
Single Owner/Non-spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
Single Owner/Spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of Covered Person following the Benefit Election Date, the surviving spouse may purchase a new SecurePay rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met. (See, “Continuation of the Contract by a Surviving Spouse.”)	Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Joint Owner/Non-spouse 2nd Owner	Covered Person is older Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
Joint Owner/ Spouse 2nd Owner	Covered Person is older Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of older Owner, the surviving spouse may purchase a new SecurePay rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met. (See, “Continuation of the Contract by a Surviving Spouse.”)	Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Changing Beneficiaries — Single Owner with Joint Life Coverage.   After selecting Joint Life Coverage, a single Owner may decide to remove a spouse Beneficiary or add additional Primary Beneficiaries. This would constitute a change of Covered Persons after the Benefit Election Date, and upon notification of the change, we will terminate the SecurePay rider. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Rider Within 30 Days of Termination.” In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay rider and could have tax consequences. (See “Spousal Continuation” and “Tax Consequences — Treatment of Civil Unions, Domestic Partners, and Divorce.”)
Beginning Your SecurePay Withdrawals
You (or your investment professional submitted online) must submit a completed SecurePay Benefit Election Form to our Administrative Office to establish the Benefit Election Date and begin taking SecurePay Withdrawals under the rider.
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Even though your SecurePay rider is in effect as of the Rider Issue Date and we begin the SecurePay Fee deductions on that date, any withdrawals made before we receive your SecurePay Benefit Election Form will not qualify as SecurePay Withdrawals.

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You should carefully consider when to establish the Benefit Election Date and begin taking SecurePay Withdrawals.

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All Contract withdrawals taken on or after the Benefit Election Date are considered either SecurePay Withdrawals or Excess Withdrawals and are subject to the Annual Withdrawal Amount and the Reserve Amount, if any.

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You may not make additional Purchase Payments two years or more after the Rider Issue Date, or on or after the Benefit Election Date, whichever comes first. In most cases, if the Company receives a Purchase Payment on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.

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We do not calculate the “roll-up” feature of the SecurePay Protector rider — the SecurePay Roll-up Value — on or after the Benefit Election Date. See “Calculating the Benefit Base Before the Benefit Election Date” and “Calculating the Benefit Base On or After the Benefit Election Date.”

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You may limit the value of the benefit if you begin taking SecurePay Withdrawals too soon. For example, SecurePay Withdrawals reduce your Contract Value (but not the Benefit Base) and may limit the potential for increasing the Benefit Base through higher Contract Values on Contract Anniversaries. Also, if your Benefit Election Date is within the two years of the Rider Issue Date, you will shorten the period of time during which you could increase your Benefit Base because you may not make additional Purchase Payments on or after the Benefit Election Date.

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There may be limitations on the minimum age you may begin taking SecurePay Withdrawals. Please refer to the Rate Sheet Prospectus Supplement for details.

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Conversely, if you delay establishing the Benefit Election Date, you may shorten the Benefit Period due to life expectancy, thereby limiting the time during which you may take SecurePay Withdrawals, so you may be paying for a benefit you are not using.

Please consult your investment professional regarding the appropriate time for you to establish the Benefit Election Date and begin taking SecurePay Withdrawals.
Important Considerations
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All withdrawals, including SecurePay Withdrawals, reduce your Contract Value and death benefit. Surrender charges and federal and state income taxes may apply, as well as a 10% federal additional tax if a withdrawal occurs before the Owner reaches age 59½. See “CHARGES AND DEDUCTIONS, Surrender Charge” and “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”

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All withdrawals, including SecurePay Withdrawals, count towards the free withdrawal amount under the Contract. However, we do not assess the surrender charge on SecurePay Withdrawals, even when surrender charges would apply if the withdrawal was not a SecurePay Withdrawal. We do impose a surrender charge on Excess Withdrawals and Excess Withdrawals are subject to the minimum Contract Value limitation. See “CHARGES AND DEDUCTIONS, Surrender Charge,” and “Surrenders and Withdrawals, Withdrawals.”

The SecurePay rider is designed for you to take SecurePay Withdrawals each Contract Year. SecurePay Withdrawals are aggregate withdrawals during any Contract Year on or after the Benefit Election Date that do not exceed the Annual Withdrawal Amount and the Reserve Amount, if any. Aggregate withdrawals during any Contract Year on or after the Benefit Election Date that exceed the Annual Withdrawal Amount and the Reserve Amount are “Excess Withdrawals.” You should not purchase the SecurePay rider if you intend to take Excess Withdrawals.
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Excess Withdrawals could reduce your Benefit Base by substantially more than the actual amount of the withdrawal (described below).

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Excess Withdrawals may result in a significantly lower AWA in the future.

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Excess Withdrawals may significantly reduce or eliminate the value of the SecurePay benefit.

If you would like to make an Excess Withdrawal and are uncertain how an Excess Withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of the Excess Withdrawal.
Rate Sheet Prospectus Supplement Information
The Rate Sheet Prospectus Supplement contains the Maximum Withdrawal Percentage(s), the maximum Reserve Amount, the current fees for the available Optional Death Benefits, and the current fee for the SecurePay Protector rider or the SecurePay Investor rider applicable to Contracts applied for while that Rate Sheet Prospectus Supplement remains in effect (the “Effective Period”). The Effective Period is described in each Rate Sheet Prospectus Supplement.
See “Maximum Withdrawal Percentage”. The Rate Sheet Prospectus Supplement also updates the Ongoing Fees and Expenses (annual charges) for the Contract provided in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the Prospectus and Initial Summary Prospectus, respectively, taking into account the current fees for the optional benefits disclosed in the Rate Sheet Prospectus Supplement.
In order for us to use the percentages, maximum Reserve Amount and fees in any particular Rate Sheet Prospectus Supplement, your necessary application information must be signed during it’s Effective Period. We must receive your necessary application information and payment of at least the minimum initial Purchase Payment ($5,000) within ten calendar days of the end of the Effective Period. If you plan to pay the initial Purchase Payment by exchanging another annuity contract that you own, we must receive your necessary application information within ten calendar days of the end of the Effective Period and the exchanged amount within 90 calendar days of the end of the Effective Period. If those conditions (the “Rate Sheet Eligibility Conditions”) are met, or if the then current Rate Sheet Prospectus Supplement percentages, maximum Reserve Amount and fees are identical to those set forth in the Rate Sheet Prospectus Supplement attached to your prospectus, we will follow our established procedures for issuing the Contract. See “Issuance of a Contract.”
If any of these conditions are not met, we will consider your application not to be in Good Order. In that case, we will inform your financial adviser and request instructions as whether to apply the initial Purchase Payment and issue the Contract with the percentages, maximum Reserve Amount and fees in effect under the current Rate Sheet Prospectus Supplement or cancel the application and return your Purchase Payment. If your financial adviser instructs us to issue the Contract, we will provide you with the Rate Sheet Prospectus Supplement that applies to your Contract and an amendment to your application upon delivery of the Contract. If we are unable to contact your financial adviser within five business days after we determine the application is not in Good Order, we will return your Purchase Payment. You, or your financial adviser may also instruct us to issue the Contract without the SecurePay Protector rider or the SecurePay Investor rider. Once we receive both the necessary application information and at least the minimum initial Purchase Payment, we will follow our established procedures for issuing the Contract.
If any of the Rate Sheet Eligibility Conditions are not met because of reasons reasonably beyond your control, Protective Life may, in its sole discretion, modify, terminate, suspend or waive the Rate Sheet Eligibility Conditions on such terms and conditions as it deems advisable (each a “Rate Sheet Eligibility Condition Change”). Any such Rate Sheet Eligibility Condition Change shall be effected by the Company on a basis that is not unfairly discriminatory.
Since the Optional Death Benefits can only be purchased at Contract Issue, the fee for a particular Optional Death Benefit will be disclosed in the Rate Sheet Prospectus Supplement in effect when you signed your Contract. If you purchase a SecurePay rider under the RightTime option, the Rate Sheet Prospectus Supplement containing the applicable SecurePay rider fee, Maximum Withdrawal Percentage(s), maximum Reserve Amount, and roll-up percentage will be the Rate Sheet Prospectus Supplement with an Effective Period that includes your Rider Issue Date. You should not purchase the SecurePay Protector rider or the SecurePay Investor rider without first obtaining the applicable Rate Sheet Prospectus Supplement. Please contact us at 1-800-456-6330 to obtain the current Rate Sheet Prospectus Supplement. The current Rate Sheet Prospectus Supplement is also available online at https://protective.onlineprospectus.net/protective/ProtectiveAspirationsVariableAnnuity/index.html and www.sec.gov under File Number 333-261426. No new Rate Sheet Prospectus Supplement that supersedes a prior Rate Sheet Prospectus Supplement will become effective unless written notice of effectiveness of the new Rate Sheet Prospectus Supplement is given at least 10 business days in advance. The relevant information from all superseded Rate Sheet Prospectus Supplements can be found in Appendix F to the Prospectus.
Determining the Amount of Your SecurePay Withdrawals
Any SecurePay Withdrawal will first come from any Reserve Amount that has been accumulated. After any Reserve Amount has been depleted, or if no Reserve Amount exists, the AWA is the maximum amount of SecurePay Withdrawals permitted each Contract Year. We determine your initial AWA as of the end of the Valuation Period during which we receive your completed SecurePay Benefit Election form at our Administrative Office in “good order” by multiplying your Benefit Base on that date by the “Maximum Withdrawal Percentage” applicable to your Contract and determined according to the Rate Sheet Prospectus Supplement effective when you purchase the SecurePay Protector or the SecurePay Investor rider. The Benefit Election form will be deemed in “good order” if it is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office. Alternatively, your investment professional may complete the Benefit Election form online, submit electronically, and will be in good order if it is fully and accurately completed.
Maximum Withdrawal Percentage
The current Maximum Withdrawal Percentage is set forth in the Rate Sheet Prospectus Supplement attached to your prospectus. See “Rate Sheet Prospectus Supplement Information.”
Under certain circumstances, we may increase your AWA. See “SecurePay NH: Increased AWA Because of Confinement in Nursing Home,” and “Required Minimum Distributions.” In no event will the AWA increase once the Contract Value is reduced to zero and an Annuity Date is established. (See “Reduction of Contract Value to Zero.”)
Calculating the Benefit Base Before the Benefit Election Date
The Benefit Base is used to calculate the AWA and determine the SecurePay Fee. As the Benefit Base increases, both the AWA and the amount of the SecurePay Fee increase. Your Benefit Base can never be more than $5 million.
Note: The Benefit Base is only used to calculate the AWA and the SecurePay Fee; it is not a cash value, surrender value, or death benefit, it is not available to Owners, it is not a minimum return for any Sub-Account, and it is not a guarantee of any Contract Value.
Under the SecurePay rider, your initial Benefit Base is equal to your initial Purchase Payment.
Thereafter, we increase the Benefit Base dollar-for-dollar for each Purchase Payment made within 2 years of the Rider Issue Date. We reduce the Benefit Base for each withdrawal from the Contract prior to the Benefit Period in the same proportion that each withdrawal reduces the Contract Value as of the date we process the withdrawal request.
Example: Assume your Benefit Base is $100,000, but because of poor Sub-Account performance your Contract Value has fallen to $90,000. If you make a $9,000 withdrawal, thereby reducing your Contract Value by 10% to $81,000, we would reduce your Benefit Base also by 10%, or $10,000, to $90,000.
On each Contract Anniversary following the Rider Issue Date, we also will increase the Benefit Base to equal the “SecurePay Anniversary Value” if that value is higher than the Benefit Base. On each Contract Anniversary, the “SecurePay Anniversary Value” is equal to your Contract Value on that Contract Anniversary. If we receive a withdrawal request on a Contract Anniversary, we will deduct the withdrawal from Contract Value before calculating the SecurePay Anniversary Value.
The SecurePay Protector “Roll-up”.
The SecurePay “Roll-up” feature is not available on the SecurePay Investor rider.
The SecurePay Protector rider is also designed to provide for potential increases in your Benefit Base (the “roll-up percentage”) each Contract Anniversary during a specified period (“Roll-up Period”), even if your Contract Value has not increased. The roll-up percentage applicable to your Contract is identified in the Rate Sheet Prospectus Supplement in effect when you purchase your Contract.
Your Contract Value must be at least 50% (i.e., half) of your Benefit Base to be eligible for an increase in Benefit Base equal to the “roll-up” amount (described below) on any Contract Anniversary during the Roll-up Period.
This means that when calculating the Benefit Base before the Benefit Election Date, we will recalculate your Benefit Base on each Contract Anniversary during the Roll-up Period to equal the greatest of:
1.
the Benefit Base on that Contract Anniversary;

2.
the SecurePay Anniversary Value on that Contract Anniversary; or

3.
the SecurePay Roll-up Value, which is equal to:

a.
the most recently calculated Benefit Base prior to that Contract Anniversary; plus

b.
the “roll-up” amount, which is equal to:

i.
if your Contract Value on that Contract Anniversary is at least 50% (i.e., half) of the most recently calculated Benefit Base prior to that Contract Anniversary, then the roll-up amount is equal to a percentage of the Benefit Base on the previous Contract Anniversary, reduced proportionately for withdrawals made since that anniversary. This means that we will reduce the “roll-up” amount for each withdrawal made since the previous Contract Anniversary in the same proportion that each withdrawal reduced the Contract Value as of the date we processed the withdrawal request.

We will also include Purchase Payments made within the first 120 days following the Contract Issue Date when calculating the roll-up amount on the first Contract Anniversary. For example, using a hypothetical 5.0% Roll-up percentage, if your initial Purchase Payment on the Contract Issue Date is $50,000 and we receive an additional $100,000 Purchase Payment 90 days later, then assuming you do not take any withdrawals during the first Contract Year, the roll-up amount on the first Contract Anniversary will be $7,500 (($50,000 + $100,000) x 5.0%).
ii.
if your Contract Value on that Contract Anniversary is less than 50% (i.e., half) of the most recently calculated Benefit Base prior to that Contract Anniversary, then the roll-up amount is equal to $0.

We will only recalculate your Benefit Base on each Contract Anniversary during the Roll-up Period if your Contract Value is at least 50% (i.e., half) of your Benefit Base as of that Contract Anniversary. For example, if on a Contract Anniversary your Contract Value is $65,000 and the most recently calculated Benefit Base prior to that anniversary is $150,000, you will not be eligible for an increase on that anniversary equal to the “roll-up” amount because your Contract Value ($65,000) is less than 50% of your Benefit Base ($150,000 x 0.5 = $75,000).
Note: If the SecurePay Anniversary Value is consistently higher than the SecurePay Roll-up Value (because your Contract Value is generally increasing by more than the Roll-up percentage each Contract Year), the SecurePay Roll-up Value may never be used to increase your Benefit Base.
When we calculate the SecurePay Roll-up Value on the first Contract Anniversary following the Rider Issue Date, we will apply the Roll-up percentage (if applicable) to the Benefit Base on the Rider Issue Date to determine the “roll-up” amount, and then reduce the “roll-up” amount proportionately for withdrawals made since the Rider Issue Date. We will then add the reduced “roll-up” amount to the most recently calculated Benefit Base prior to the first Contract Anniversary to determine the SecurePay Roll-up Value. The Benefit Base can never be greater than $5 million.
Example: Assume on the Rider Issue Date your Benefit Base is $100,000. Three months later, assume your Contract Value is $103,000 and you take a withdrawal of  $10,300, reducing your current Contract Value to $92,700, which results in a decrease of 10% (($103,000 – $92,700)/$103,000). Because of the withdrawal, we will reduce your Benefit Base by 10% as well, to $90,000. Also assume that one month later your Contract Value increased from $92,700 to $94,000 due to favorable market performance and you do not make any additional Purchase Payments or withdrawals.
Using a hypothetical 5.0% Roll-up percentage, on the first Contract Anniversary, we will determine the SecurePay Roll-up Value by adding the most recently calculated Benefit Base ($90,000) to 5.0% of the Benefit Base on the previous Contract Anniversary (the Rider Issue Date), increased by any Purchase Payments made within 120 days of the Contract Issue Date and reduced proportionately for withdrawals made since that anniversary. The Benefit Base on the Rider Issue Date was $100,000, and 5.0% of  $100,000 = $5,000. However, because a withdrawal was made during the year, we will reduce this “roll-up” amount in the same proportion that the withdrawal reduced the Contract Value, which was 10%. Because 10% of the “roll-up” amount is $500, the reduced “roll-up” amount is $4,500 ($5,000 – $500). We then calculate the SecurePay Roll-up Value by adding the “roll-up” amount of  $4,500 to $90,000 (the most recently calculated Benefit Base), and determine that the SecurePay Roll-up Value is $94,500.
We will then recalculate your Benefit Base on the first Contract Anniversary to equal the greatest of:
1.
the Benefit Base on that Contract Anniversary ($90,000);

2.
the SecurePay Anniversary Value on that Contract Anniversary ($94,000); or

3.
the SecurePay Roll-up Value ($94,500)

We will set your Benefit Base equal to $94,500 because the SecurePay Roll-up Value is greater than the Benefit Base on that Contract Anniversary and the SecurePay Anniversary Value on that Contract Anniversary.
Note: Withdrawals could reduce your SecurePay Roll-up Value by substantially more than the actual amount of the withdrawal. For example, assume your Benefit Base at the beginning of the Contract Year is $100,000. Assuming that you do not make any additional Purchase Payments or withdrawals and assuming your Contract Value remains at 50% or more of your Benefit Base, the SecurePay Roll-up Value on the next Contract Anniversary would be $105,000 ($100,000 + $5,000 (a 5.0% “roll-up” amount)).
Assume instead, however, that during the Contract Year you make a withdrawal of  $45,000 and your Contract Value at that time is $90,000 (i.e., the withdrawal is 50% of your Contract Value). Both the Benefit Base and the “roll-up” amount are also reduced by 50%, to $50,000 and $2,500, respectively. This would result in a SecurePay Roll-up Value of  $52,500 on the next Contract Anniversary ($50,000 + $2,500), rather than $105,000. Thus, the $45,000 withdrawal would reduce the SecurePay Roll-up Value by more than $45,000 — it would reduce it by $52,500 ($105,000 – $52,500).
The Roll-up Period begins on the Rider Issue Date and generally lasts for up to ten Contract Anniversaries where there has been an increase of the Benefit Base. The Roll-up Period will end on the next Valuation Date following the
10th Contract Anniversary on which we increase your Benefit Base to equal either the SecurePay Anniversary Value or the SecurePay Roll-up Value. This means that when determining the ten Contract Anniversaries that make up your Roll-up Period, we will not count Contract Anniversaries on which your Benefit Base does not increase.
However, your Roll-up Period will end sooner — on either the Benefit Election Date or the date the SecurePay Protector rider terminates (see “Terminating the SecurePay Rider”) — if either of these dates occur while your Roll-up Period is in effect. If the Roll-up Period ends, the SecurePay Protector rider may not terminate. We will continue to assess the SecurePay Fee for the SecurePay Protector rider until the SecurePay Protector rider terminates. Also, we will only include the SecurePay Roll-up Value when calculating your Benefit Base while the Roll-up Period is in effect.
Note: This means that if the Roll-up Period ends because you have established the Benefit Election Date, we will still continue to assess the SecurePay Fee until termination of the SecurePay Protector rider. We also will assess the SecurePay Fee during times when the Roll-up Period has expired.
Note: Once you establish your Benefit Election Date, we no longer calculate the SecurePay Roll-up Value. See “Calculating the Benefit Base On or After the Benefit Election Date.” Therefore, once you reach your Benefit Election Date you will no longer receive any additional value from the “Roll-up” feature of the SecurePay Protector rider. On the other hand, delaying the Benefit Election Date may limit the time during which you may take SecurePay Withdrawals, due to life expectancy. See “Beginning Your SecurePay Withdrawals”. You should carefully weigh the advantages of the SecurePay Roll-up Value with the disadvantages of delaying taking SecurePay Withdrawals.
Calculating the Benefit Base On or After the Benefit Election Date
We continue calculating the Benefit Base after the Benefit Election Date in the same manner as we did prior to the Benefit Election Date, except withdrawals are treated differently. The effect of a withdrawal on the Benefit Base depends on whether the withdrawal is a SecurePay Withdrawal or an Excess Withdrawal. An Excess Withdrawal is any withdrawal after the Benefit Election Date which, when aggregated with all prior withdrawals during that Contract Year, exceeds the Contract Year’s Annual Withdrawal Amount and Reserve Amount.
We will not calculate the SecurePay Roll-up Value on or after the Benefit Election Date.
SecurePay Withdrawals
SecurePay Withdrawals do not reduce the Benefit Base. Therefore, if all your withdrawals during the Benefit Period are SecurePay Withdrawals, your Annual Withdrawal Amount will never decrease and you may continue to withdraw at least that amount for the lifetime of the Covered Person (or the last surviving Covered Person, if you selected Joint Life Coverage).
If your Benefit Base increases on a Contract Anniversary because the SecurePay Anniversary Value exceeds the Benefit Base on that date, your Annual Withdrawal Amount and therefore SecurePay Withdrawals available to you in subsequent Contract Years will also increase.
Your Annual Withdrawal Amount is cumulative. If you choose to receive only a part of, or none of, your AWA in any given Contract Year, the remaining portion may carry forward to future Contract Years as your Reserve Amount. The AWA and maximum Reserve Amount are calculated annually on the Contract Anniversary. You may accumulate up to several times your AWA in your Reserve Amount. To determine the maximum Reserve Amount, see your Rate Sheet Prospectus Supplement. When you take SecurePay Withdrawals in the future, the withdrawals will be taken first from any available Reserve Amount and then from your AWA without reducing your Benefit Base.
Important Consideration
•
Once the maximum Reserve Amount is accumulated, you should understand that any additional portions of your AWA that you choose not to receive in a given Contract Year will not carry over to future Contract Years.

•
If your Reserve Amount is greater than your Contract Value in a Valuation Period, your Reserve Amount will be limited to the Contract Value. Once the Contract Value is zero, the Reserve Amount will not be available to you. For more information on the SecurePay Withdrawal following the depletion of Contract Value, please see the “Reduction of Contract Value to Zero” section.

We do not impose a surrender charge on any SecurePay Withdrawals.
Excess Withdrawals
During the Benefit Period any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds first the Reserve Amount, if any, and then the Annual Withdrawal Amount constitutes an Excess
Withdrawal. Therefore, a withdrawal during the Benefit Period that causes the aggregate withdrawals for that Contract Year to exceed the Reserve Amount and the Annual Withdrawal Amount may include amounts that qualify as a SecurePay Withdrawal as well as amounts that are Excess Withdrawals.
An Excess Withdrawal will reduce the Benefit Base. The effect of the Excess Withdrawal on the Benefit Base depends, in part, on the relationship of the Benefit Base to the Contract Value at that time.
a.
If, at the time of the Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is greater than the Benefit Base, we will reduce the Benefit Base by the amount of the Excess Withdrawal plus any applicable surrender charge.

b.
If, at the time of Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is less than or equal to the Benefit Base, we will reduce the Benefit Base in the same proportion that the Excess Withdrawal, plus any applicable surrender charge, bears to the Contract Value minus the SecurePay Withdrawal.

For example, suppose your Benefit Base is $100,000, your Maximum Withdrawal Percentage is 5.0% (i.e., your AWA is $5,000), your Contract Value is $110,000, and Reserve Amount equals zero. No surrender charges apply to this calculation because the gross withdrawal amount is used. If you have already taken $3,000 of SecurePay Withdrawals in the Contract Year and then request another $3,000 withdrawal you will exceed your AWA by $1,000, and we will consider $2,000 of that withdrawal to be a SecurePay Withdrawal and $1,000 to be an Excess Withdrawal. In this case, rule (a) above applies because the Contract Value less the SecurePay Withdrawal ($110,000 – $2,000 = $108,000) is greater than your Benefit Base ($100,000). We will therefore reduce your Benefit Base by the Excess Withdrawal and your new Benefit Base will be $99,000 ($100,000 – $1,000).
However, if in the example above your Contract Value is $70,000 then rule (b) applies. In this case, we determine the reduction in your Benefit Base first by determining the proportion that the Excess Withdrawal bears to the Contract Value less SecurePay Withdrawal. We calculate this by dividing the $1,000 Excess Withdrawal by the Contract Value less the $2,000 SecurePay Withdrawal ($1,000 ÷ ($70,000 – $2,000) = 1.4706%). We will then apply this same percentage to reduce your Benefit Base. Thus your new Benefit Base will be equal to $98,529 ($100,000 – ($100,000 * 0.014706)).
The examples above do not include the effect of any surrender charges that may be applicable.
We will recalculate the Annual Withdrawal Amount on the next Contract Anniversary by multiplying the Benefit Base on that date by the Maximum Withdrawal Percentage. We also will apply a surrender charge to the Excess Withdrawal, if a surrender charge would otherwise be applicable.
Reduction of Contract Value to Zero
If the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, the Contract will terminate, the Reserve Amount will terminate, and we will settle the benefit under your SecurePay rider as follows:
•
We will pay the remaining AWA not yet withdrawn in the current Contract Year, if any, in a lump sum;

•
We will establish an Annuity Date that is the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero; and

•
On the Annuity Date we will pay a monthly payment equal to the AWA divided by 12 until the death of the Owner, or if the rider covers two spouses, the death of the second spouse.If benefits are being paid under the SecurePay NH benefit on the Annuity Date, the amount of your annuity payments will be determined in accordance with the terms of the SecurePay NH endorsement. (See “Availability of SecurePay NH Benefit after Annuitization.”) Please note that we may accept different payment intervals.

If you request a surrender and your Contract Value at the time of the request is less than your remaining Reserve Amount and AWA for that Contract Year, we will pay you a lump sum equal to such remaining Reserve Amount and AWA.
If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the SecurePay rider. You will not be entitled to receive any further benefits under the SecurePay rider.
As with any distribution from the Contract, there may be tax consequences. In this regard, we intend to treat any amounts that you receive before the Annuity Date is established as described above and that are in the form of SecurePay Withdrawals as withdrawals. We intend to treat any amounts that you receive after the Annuity Date is established as described above and that are a settlement of the benefit under your SecurePay rider as annuity payments for tax purposes. See “TAXATION OF ANNUITIES IN GENERAL, Taxation of Consequences of Protected Lifetime Income Benefits.”
Benefit Available on Maximum Annuity Date (oldest Owner’s or Annuitant’s 95th birthday)
You must annuitize the Contract no later than the oldest Owner’s or Annuitant’s 95th birthday (“Maximum Annuity Date”). The SecurePay rider will terminate on the Annuity Date, whether or not you have begun your SecurePay Withdrawals.
If your SecurePay rider is in effect on the Maximum Annuity Date, in addition to the other Annuity Options available to you under your Contract, one of your Annuity Options will be to receive monthly annuity payments equal to the AWA divided by 12 for the life of the Covered Person (or the last surviving Covered Person if Joint Life Coverage was selected). If benefits are being paid under the SecurePay NH benefit on the Maximum Annuity Date, the amount of your annuity payments will be determined in accordance with the terms of the SecurePay NH endorsement. (See “Availability of SecurePay NH Benefit after Annuitization.”) If you do not select an Annuity Option, your monthly annuity payments will be the greater of  (i) the AWA divided by 12 or (ii) payments based upon the Contract Value for the life of the Annuitant with a 10-year Certain Period. We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days before the Maximum Annuity Date. For more information regarding Annuity Options, including Certain Period options, see “ANNUITY PAYMENTS, Annuity Options.”
Important Consideration
On the Maximum Annuity Date, the SecurePay rider will terminate and any Reserve Amount you have accumulated will no longer be available. The Reserve Amount is not included in the AWA Annuity Option. You should be aware that if you choose not to use your Reserve Amount prior to the Maximum Annuity Date, you will not receive the benefit of your accumulated Reserve Amount.
SecurePay Fee
We deduct a fee for the SecurePay rider that compensates us for the costs and risks we assume in providing this benefit. This SecurePay Fee is a percentage of the Benefit Base. We deduct this fee from your Contract Value on the Valuation Date that occurs after each Valuation Period containing a Monthly Anniversary Date. The SecurePay Fee is deducted from the Sub-Accounts of the Variable Account only; it is not deducted from the assets in the DCA Account. The monthly fee is deducted from the Sub-Accounts in the same proportion that the value of each Sub-Account bears to the total Contract Value in the Variable Account on that date. Accordingly, you must have transferred some assets from your DCA Account to Sub-Accounts in accordance with our Allocation Guidelines and Restrictions before the fee is charged. The monthly fee is deducted from a Sub-Account in the same proportion that the Sub-Account value bears to the total Contract Value in the Variable Account on that date.
Information regarding the current fees for the SecurePay riders can be found in the Rate Sheet Prospectus Supplement that accompanies your Prospectus. See “Rate Sheet Prospectus Supplement Information.” We may increase the SecurePay Fee. However, we will not increase the SecurePay Fee for the SecurePay riders above a maximum 2.00% (2.20% under RightTime) of the Benefit Base.
We reserve the right to increase the SecurePay fee up to the maximum stated above if, in our sole discretion, the increase is necessary or appropriate to cover the costs Protective Life incurs to mitigate the risks associated with offering the rider. If we increase the SecurePay Fee, we will give you at least 30 days’ written notice prior to the increase which notice will identify the date the increase in the SecurePay Fee will take place and provide instructions on how to accept or decline the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay rider will not terminate, but your Benefit Base will be capped at its then current value and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. We also will no longer calculate the SecurePay Roll-up Value when determining your Benefit Base if you elect not to pay the increase in your SecurePay Fee. You will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional SecurePay Roll-up Values. See “SecurePay Riders.”
Terminating the SecurePay Rider
The SecurePay rider will terminate upon the earliest of:
•
the Valuation Date you terminate your SecurePay rider (permitted after the rider has been in effect for at least ten years);

•
the Valuation Date the Contract is surrendered or terminated;

•
the Valuation Date your Contract Value reduces to zero due to an Excess Withdrawal;

•
the Valuation Date your Contract Value reduces to zero due to poor Sub-Account performance, the deduction of fees, and/or a SecurePay Withdrawal (subject to our obligation to make monthly payments to you, as set forth above under “Reduction of Contract Value to Zero”);

•
the Valuation Date on or after the Benefit Election Date we receive instructions from you that results in a change in Covered Person(s);

•
for a SecurePay rider with one Covered Person, the date of the Covered Person’s death before the Annuity Date (even if the surviving spouse of the deceased Covered Person elects to continue the Contract);

•
for a SecurePay rider with two Covered Persons, the date of death of the last surviving Covered Person before the Annuity Date;

•
the Maximum Annuity Date (being the Owner’s choice of the options outlined under “Benefit Available on Maximum Annuity Date (Oldest Owner’s or Annuitant’s 95th Birthday)”); or

•
the Valuation Date we receive instructions that are not in compliance with our Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.

•
Deduction of the monthly fee for the SecurePay rider ceases upon termination. We will not refund the SecurePay fees you have paid if your SecurePay rider terminates for any reason. If your SecurePay rider terminates, you may not reinstate it or purchase a new rider except as described below under “Spousal Continuation” and “Reinstating Your SecurePay Rider Within 30 Days of Termination.”

Spousal Continuation
Upon the death of the Owner before the Benefit Election Date, if the surviving spouse elects to continue the Contract and become the new Owner, the surviving spouse may also continue the SecurePay rider, provided the surviving spouse meets the rider’s issue age requirements as of the Rider Issue Date or as of any date prior to the date we receive the written request to continue the Contract. On the next Contract Anniversary, the Benefit Base will be the greater of  (1) the Contract Value (which will reflect the Death Benefit), or (2) the current Benefit Base.
If the SecurePay Benefit Election Form indicates Single Life Coverage and the SecurePay rider terminates due to the death of the Covered Person following the Benefit Election Date, and if the surviving spouse elects to continue the Contract and become the new sole Owner, then the surviving spouse may purchase a new SecurePay rider before the Annuity Date if we are offering the rider at that time. If all the conditions to purchase a new SecurePay rider have been met, we will issue the rider upon our receipt of the surviving spouse’s written request. The new rider will be subject to the terms and conditions of the SecurePay rider in effect at the time it is issued. This means:
•
The initial Benefit Base will be equal to the Contract Value as of the new Rider Issue Date.

•
We will impose the current SecurePay Fee under RightTime in effect on the new Rider Issue Date.

The surviving spouse may not purchase a new SecurePay rider if he or she does not meet the rider’s issue age requirements as of the Rider Issue Date or the date we receive the written request to continue the Contract. Only the surviving spouse is eligible to be a Covered Person under the new rider, and the rider will terminate upon the death of that Covered Person. Please note that the SecurePay riders may not be available in all states and that we may limit the availability of the SecurePay riders at any time.
If the SecurePay Benefit Election Form indicates Joint Life Coverage and a Covered Person dies following the Benefit Election Date, and if the surviving spouse elects to continue the Contract and the SecurePay rider, the Annual Withdrawal Amount remains the same until the next Contract Anniversary. On the next Contract Anniversary, the Benefit Base will be the greater of the Contract Value (which will reflect the addition of the Death Benefit) or the current Benefit Base and we will recalculate the Annual Withdrawal Amount, if necessary, using the Maximum Withdrawal Percentage associated with Joint Life Coverage.
Reinstating Your SecurePay Rider Within 30 Days of Termination
If your SecurePay rider terminated due to a Prohibited Allocation instruction (see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS”) or due to a change in Covered Person after the Benefit Election Date (see “Designating the Covered Person(s)”), and you made no additional Purchase Payment after the termination, you may request that we reinstate the rider.
If termination occurred due to a Prohibited Allocation instruction, your written reinstatement request must correct the previous Prohibited Allocation instruction by either directing us to allocate your Contract Value in accordance with the rider’s Allocation Guidelines and Restrictions and/or resume portfolio rebalancing. If termination occurred due to a change in Covered Person after the Benefit Election Date, your written reinstatement request must correct the change in Covered Person by directing us to designate under the reinstated rider the original Covered Person(s) that had been selected on the Benefit Election Date.
We must receive your written reinstatement request within 30 days of the date the rider terminated. The reinstated rider will have the same terms and conditions, including the same SecurePay Rider Issue Date, Benefit Base, Reserve Amount, AWA, SecurePay Fee and Maximum Withdrawal Percentage as it had prior to termination.
Tax Consequences
Treatment of Civil Unions, Domestic Partners, and Divorce.   If state law affords legal recognition to domestic partnerships or civil unions, the Rider will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the Rider. However, as described above in “Death Benefit — Continuation of the Contract by a Surviving Spouse,” for federal tax law purposes such individuals are not treated as “spouses.” Likewise, if the Covered Persons are no longer married as of the date of death, such individuals are no longer treated as spouses for federal tax law purposes. As a result, if a beneficiary of a deceased owner and the owner were parties to a civil union or domestic partnership, or if the beneficiary and the deceased owner were no longer married as of the date of death, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the SecurePay rider benefit while the surviving Beneficiary is still alive.
In addition, the rider allows the surviving spouse of a deceased owner who continues the Contract and becomes the new owner to either continue the SecurePay rider or purchase a new rider (depending on the date of death and whether the rider provides single or joint life coverage). This right is only available to an individual who was the spouse of the deceased owner within the meaning of federal tax law because only such a spouse is eligible to continue the Contract under federal tax law.
An individual who is a party to a civil union or a domestic partnership should not purchase the SecurePay rider before consulting legal and financial advisors and carefully evaluating whether the SecurePay rider is suitable for his or her needs.
Other Tax Matters.   For a discussion of other tax consequences specific to your SecurePay rider, please see “TAXATION OF ANNUITIES IN GENERAL, Tax Consequences of Protected Lifetime Income Benefits” and “QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits.”
SecurePay NH: Increased AWA Because of Confinement in Nursing Home
(Not available in South Dakota)
If you are confined to a nursing home, you may be eligible for an increased Annual Withdrawal Amount (“AWA”) with our SecurePay NH (Nursing Home Enhancement) feature. This feature is included at no additional charge with the SecurePay Protector rider or SecurePay Investor rider.
The SecurePay NH benefit may not be available in all states and may not be available with new contracts in the future. Please check with your financial advisor to determine availability.
What is the SecurePay NH benefit?
If you qualify for the SecurePay NH benefit during a Contract Year, we will double the AWA to which you are currently entitled for that year, not to exceed 10% of your Benefit Base.
Nursing Home Benefit Period
The Nursing Home Benefit Period is the period of time during which the increased SecurePay withdrawal percentage is used to calculate the AWA. Any Contract Year or portion thereof during which the increased SecurePay withdrawal percentage is used to calculate the AWA will be a full Contract Year for the purpose of determining the Nursing Home Benefit Period.
The Nursing Home Benefit Period will extend for a maximum of five (5) Contract years in which you qualify for the SecurePay NH benefit or until the SecurePay Rider terminates, whichever occurs first. The qualifying Contract years need not be consecutive.
Eligibility for the SecurePay NH Benefits
To qualify for the increased AWA under the SecurePay NH benefit, the Covered Person must:
1.
have established the Benefit Election Date or establish the Benefit Election Date when he or she applies for the SecurePay NH benefit;

2.
(a) be currently confined to a Nursing Home, as defined below; (b) have been confined to a Nursing Home for at least 90-days immediately preceding your application for the SecurePay NH benefit; and (c) have a reasonable expectation that he or she will continue to be confined to a Nursing Home; and

3.
be unable to perform at least two of the six Activities of Daily Living described below, or be diagnosed with a Severe Cognitive Impairment.

Nursing Home: For purposes of determining your eligibility for the SecurePay NH benefit, a “Nursing Home” is defined as a facility (or portion of a facility) primarily engaged in providing continuous, on-going nursing care to its residents in accordance with the authority granted by a license issued by State or Federal government (or granted pursuant to state certification or operated pursuant to law if your state neither licenses nor certifies such facilities), and qualified as a “skilled nursing home facility” under Medicare or Medicaid. A “Nursing Home” does not include: a hospital or clinic; a facility operated primarily for the treatment of alcoholism or drug addiction; or, an assisted living facility engaged primarily in custodial care.
Ineligibility.   You are not eligible for the SecurePay NH benefit if you were in a nursing home during the one year preceding your purchase of the SecurePay Protector or SecurePay Investor rider, or you are confined to a nursing home during the year following your purchase of the Rider.
Activities of Daily Living (ADL).   Under the SecurePay NH benefit, “Activities of Daily Living” refer to the following functions relating to the Covered Person’s ability to live independently:
•
Bathing — The ability to wash oneself by sponge bath or in either a tub or shower, including the task of getting into or out of the tub or shower.

•
Continence — The ability to maintain control of bowel and bladder function, or when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene, including caring for the catheter or colostomy bag.

•
Dressing — The ability to put on and take off all items of clothing and any necessary braces, fasteners or artificial limbs.

•
Eating — The ability to feed oneself by getting food into the body from a receptacle, such as a plate, cup, or table, or by feeding tube or intravenously.

•
Toileting — The ability to get to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

•
Transferring — The ability to move into or out of a bed, chair or wheelchair.

Severe Cognitive Impairment.   For purposes of determining eligibility for the SecurePay NH benefit, Severe Cognitive Impairment is a loss or deterioration of intellectual capacity that is comparable to (and includes) Alzheimer’s disease and similar forms of irreversible dementia.
Two Covered Persons.   If you selected the Joint Life Coverage Option when you established your Benefit Election Date, both Covered Persons must satisfy the eligibility requirements for the increased SecurePay NH benefit.
Applying for Increased AWA under the SecurePay NH Benefit
Initial Application.   To apply for an increased AWA under the SecurePay NH benefit, you must submit an application certifying that the Covered Person meets the conditions for qualification under the SecurePay NH benefit. This certification must be signed by the Covered Person’s Physician. If the Owner is unable to submit an application for an increased AWA on his or her own behalf, we will accept an application on behalf of an Owner from a person who provides satisfactory proof that they have legally assumed care, custody, and representation of the incapacitated Owner. Typically, this would be a valid power of attorney or an order of conservatorship from a court of competent jurisdiction.
The certifying Physician must be a medical doctor currently licensed by a state Board of Medical Examiners, or similar authority in the United States, acting within the scope of his or her license and not related to the Covered Person.
We may require an examination of the Covered Person by a Physician of our choice at our expense. In the event of a conflict between the medical opinions, the opinion of our Physician shall prevail.
Re-Certification of Eligibility.   Beginning with the second Contract Anniversary following the end of a Valuation Period during which we determine that the Covered Person qualifies for the increased AWA under SecurePay NH (the “Qualification Date”), you must submit a re-certification of eligibility not less than 10, nor more than 30 days prior to each applicable Contract Anniversary. We will notify you at least 30 days before this re-certification is due.
The re-certification must certify that the Covered Person continues to meet the conditions for eligibility under the SecurePay NH benefit, and must be signed by the Covered Person’s physician. We may require an examination by a physician of our choice at our expense. In the event of a conflict between the medical opinions, the opinion of our physician will prevail.
We will notify you if you fail to qualify for continued eligibility for the SecurePay NH benefit. For any Contract Year during which the Covered Person fails to qualify for the Nursing Home Enhancement, we calculate the Annual Withdrawal Amount according to the terms of the SecurePay rider you purchased.
If you have questions about applying for an increased AWA under the SecurePay NH benefit, or to obtain a copy of the SecurePay NH application and other forms required to apply, you can call us at 1-800-456-6330 or write to us at Protective Life Insurance Company, P.O. Box 1928, Birmingham, Alabama 35202-1928.
Determining Your Increased AWA under the SecurePay NH Benefit
Initial Qualifying Year.   Qualification for an increased AWA under the SecurePay NH benefit may increase the Annual Withdrawal Amount available for the Contract Year during which you qualify. An increase in the Annual Withdrawal Amount will not change the effect of any withdrawal that occurred prior to the Qualification Date. Thus, if you took an Excess Withdrawal during the Contract Year before you were notified that you qualify for the SecurePay NH increased AWA, your earlier withdrawal would still be treated as an Excess Withdrawal under SecurePay.
If your aggregate withdrawals during the qualifying Contract Year are less than or equal to the Reserve Amount and the Annual Withdrawal Amount in effect prior to the Qualification Date, we will recalculate the remaining Annual Withdrawal Amount for that Contract Year as of the Qualification Date by multiplying the Benefit Base on that date by the enhanced Maximum Withdrawal Percentage, and subtracting all prior non-Excess Withdrawals taken since the later of the Benefit Election Date or the most recent Contract Anniversary.
Example: Five years ago, after turning age 75, Elisabeth elected a SecurePay rider. She is now 80 years old and has a Benefit Base and Contract Value of  $100,000. She has a Maximum Withdrawal Percentage of 5%. Her AWA is $5,000 (5% * $100,000).
In February of the current Contract Year, Elisabeth takes a SecurePay Withdrawal of  $5,000. Assume that in March, Elisabeth qualifies for an enhanced Maximum Withdrawal Percentage of 10% under SecurePay NH and her Benefit Base is still $100,000. Her new AWA is $10,000 ($100,000 * 10%) and her remaining AWA for the current Contract Year is $5,000 ($10,000 – $5,000).
If you have taken an Excess Withdrawal during the qualifying Contract Year prior to the Qualification Date, we will recalculate the remaining Annual Withdrawal Amount for that Contract Year as of the Qualification Date by subtracting the Maximum Withdrawal Percentage identified on the Benefit Election Date from the enhanced Maximum Withdrawal Percentage provided by this endorsement, and multiplying the difference in those percentages by the Benefit Base on the Qualification Date.
Example: Five years ago, after turning age 75, Elisabeth elected a SecurePay rider. She is now 80 years old and has a Benefit Base and Contract Value of  $100,000. She has a Maximum Withdrawal Percentage of 5%. Her AWA is $5,000 (5% * $100,000).
In February of the current Contract Year, Elisabeth takes a SecurePay Withdrawal of  $5,000 and an Excess Withdrawal of  $4,000. Her new Benefit Base after the Excess Withdrawal is $95,789 ($100,000 – $4,000/$95,000 * $100,000). Assume that in March, Elisabeth qualifies for an enhanced Maximum Withdrawal Percentage of 10% under SecurePay NH and her Benefit Base is still $95,789. Her new AWA is $9,579 ($95,789 * 10%) and her remaining AWA for the current Contract Year is $4,789 ((10% – 5%) * $95,789).
Please note that your maximum Reserve Amount under the SecurePay riders will not increase as a result of the increased AWA under the SecurePay NH Benefit.
Example: Five years ago, after turning age 75, Elisabeth elected a SecurePay rider. She is now 80 years old and has a Benefit Base and Contract Value of  $100,000. She has a Maximum Withdrawal Percentage of 5%. Her AWA is $5,000 (5% * $100,000). Her maximum Reserve Amount is $25,000 (5 * $5,000).
Assume that Elisabeth now qualifies for an enhanced Maximum Withdrawal Percentage of 10% under SecurePay NH and her Benefit Base is still $100,000. Her new AWA is $10,000 ($100,000 * 10%). However, her maximum Reserve Amount remains $25,000.
Notice of Qualification.   We will include the amount of the increase in the AWA for the qualifying year in the notice that confirms the Covered Person’s qualification for the Nursing Home Enhancement.
Subsequent Contract Years.   In subsequent Contract Years in which you are eligible for the Nursing Home Enhancement, we multiply the Benefit Base on the Contract Anniversary by the enhanced Maximum Withdrawal Percentage to determine the Annual Withdrawal Amount for that Contract Year. For any year in which you are not eligible for the Nursing Home Enhancement, we determine the Annual Withdrawal Amount, if any, according to the terms of the SecurePay rider you purchased.
Non-Qualifying Years.   For any Contract Year during which the Covered Person fails to qualify for the increased AWA under the SecurePay NH benefit, we calculate the AWA using the SecurePay withdrawal percentage established on the Benefit Election Date according to the terms of the SecurePay rider you purchased and that Contract Year will not be included in the Nursing Home Benefit Period.
Availability of SecurePay NH Benefit after Annuitization.   Once the Contract has been annuitized, the SecurePay NH benefit is no longer available. Thus, the SecurePay NH benefit is not available after —
•
you choose to apply your Annuity Value to an Annuity Option under the Contract;

•
the Maximum Annuity Date under the Contract is reached; or

•
the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal and an Annuity Date is established.

Thus, if you have not qualified for, and have not begun receiving, an increased AWA under the SecurePay NH benefit when the Contract is annuitized, you will not be able to receive an increased annuity payment even if you would have later qualified for the SecurePay NH Benefit. If you have already qualified for, and are receiving, an increased AWA under SecurePay NH when the Contract is annuitized because the Maximum Annuity Date is reached or the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, you will continue to receive the increased annuity payment according to the terms of your rider. Specifically, you will receive the increased payments for the remainder of the 5-Contract Year Maximum Aggregate Nursing Home Benefit Period. You will not need to recertify your eligibility for the increased payments under the SecurePay NH benefit after your annuity payments begin.
Termination and Reinstatement of the SecurePay NH Benefit.   The SecurePay NH benefit terminates when your SecurePay Protector or SecurePay Investor rider terminates, including when the Contract is annuitized. If your SecurePay Protector or SecurePay Investor rider is reinstated, your SecurePay NH benefit will also be reinstated.
Tax Considerations for the SecurePay NH Benefit.   The tax treatment of the SecurePay NH benefit is uncertain in several respects. Please see “FEDERAL TAX MATTERS, Tax Consequences of Protected Lifetime Income Benefits” and “QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits.” If you are considering purchasing a Qualified Contract with the SecurePay Protector or SecurePay Investor rider, you should consult a tax adviser because the addition of the SecurePay rider could affect the qualification of your Contract and/or the Qualified Plan associated with your Contract.
Required Minimum Distributions
If the SecurePay rider is purchased for use with a Qualified Contract, the Qualified Contract must comply with the required minimum distribution (RMD) rules under the Code Section 401(a)(9). The SecurePay rider, and certain other benefits that the IRS may characterize as “other benefits” for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the RMD that must be taken from your Qualified Contract. See “QUALIFIED RETIREMENT PLANS.”
After the Benefit Election Date, we permit withdrawals from a Qualified Contract that exceed the Reserve Amount and AWA in order to satisfy the RMD for the Qualified Contract without compromising the SecurePay guarantees. In particular, if you provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal from your Qualified Contract, we will compute an amount that is treated under the SecurePay rider as the RMD for the calendar year with respect to your Qualified Contract. Note that although the tax law may permit you in certain circumstances to take distributions from your Qualified Contract to satisfy the RMDs with respect to other retirement plans established for your benefit, only the amount computed by us as the RMD with respect to your Qualified Contract is treated as an RMD for purposes of the SecurePay rider. Also, if you do not provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal, the entire amount by which the withdrawal exceeds any remaining Reserve Amount and AWA for the Contract Year will reduce the amount of your future AWA and could reduce your Benefit Base.
In the future, we may institute certain procedures, including requiring that RMD be established as automatic, periodic distributions, in order to ensure that RMDs for a calendar year do not exceed the Reserve Amount and AWA for the corresponding Contract Year.
In general, under the SecurePay rider, you may withdraw the greater of  (i) your Reserve Amount plus the AWA for a contract year or (ii) the RMD attributable to your Contract that is determined as of December 31st immediately preceding the beginning of your contract year. RMDs may prevent you from taking advantage of the Reserve Amount feature of the SecurePay riders.
Note: If the Benefit Election Form is submitted before the first RMD under Code Section 401(a)(9) is due, we may adjust the amount of your maximum SecurePay Withdrawal for the contract year that includes the due date for the first RMD so that the maximum amount of your withdrawal under the SecurePay rider will be the greater of your first RMD or Reserve Amount plus the AWA plus the greater of your second RMD or Reserve Amount plus the AWA minus your actual withdrawals in the previous contract year. Thereafter, the maximum allowed is the greater of the Reserve Amount plus the AWA or the RMD determined as of the preceding December 31st.
ALLOCATION GUIDELINES AND RESTRICTIONS FOR SECUREPAY PROTECTOR RIDER
These Allocation Guidelines and Restrictions are not applicable to the SecurePay Investor rider.
In order to maintain the SecurePay Protector rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under this rider and are divided into two phases- the rider accumulation phase and the rider withdrawal phase. These phases are discussed in more detail below.
	Allocation by Investment Category (“AIC”)	Benefit Allocation Model Portfolios	Permissible Single Investment Options
Rider Accumulation Phase	Categories 1-3 are available at designated percentages as described below (which are different from the Rider Withdrawal Phase); Category 4 is not allowed	Income Focus, Moderate Income, Balanced toward Income, Balanced Growth and Income, Balanced toward Growth, Moderate Growth, and Growth Focus	Protective Life Dynamic Allocation Series ‑ Conservative and Protective Life Dynamic Allocation Series ‑ Moderate
Rider Withdrawal Phase	Available starting June 3, 2024, Categories 1-3 are available at designated percentages as described below (which are different from the Rider Accumulation Phase); Category 4 is not allowed	Income Focus, Moderate Income, Balanced toward Income, Balanced Growth and Income, and Balanced toward Growth	Protective Life Dynamic Allocation Series - Conservative
From time to time Portfolio Company Models may be made available. For more information on the Allocation Guidelines and Restrictions applicable to Portfolio Company Models, contact your financial adviser.
The Rider Accumulation Phase
The rider accumulation phase of your Contract begins when you purchase the SecurePay Protector rider, either at Contract Issue or under RightTime.
Specifically, you must: (1) allocate all of your Purchase Payments and Contract Value in accordance with the Allocation by Investment Category guidelines (described below), (2) allocate all of your Purchase Payments and Contract Value in accordance with one of the three eligible Benefit Allocation Model Portfolios (described below) or (3) allocate all of your Purchase Payments and Contract Value to one of the permissible single investment options. All of the investment options available under the Allocation Guidelines and Restrictions are described below. You may also allocate your Purchase Payments to the dollar cost averaging (“DCA”) Account(s), provided that transfers from the DCA Account are allocated to the Sub-Accounts in accordance with the Allocation Guidelines and Restrictions described above.
Note: The Allocation Guidelines and Restrictions, as well as the inclusion of Funds that employ volatility management strategies in the Investment Options available under your Contract, are intended in part to reduce risks of investment losses that would require us to use our own assets to make payments in connection with the guarantees provided by the SecurePay Protector rider. The Allocation Guidelines and Restrictions, and the inclusion of Funds that employ volatility management strategies are designed to reduce the overall volatility of your Contract Value. During rising markets, the Allocation Guidelines and Restrictions and the Funds that employ volatility management strategies could cause Contract Value to rise less than would have been the case had you been invested in Funds with more aggressive investment strategies. Conversely, investing according to the Allocation Guidelines and Restrictions, and in Funds that employ volatility management strategies, may be helpful in a declining market when high market volatility triggers a reduction in the Funds’ equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Contract Value may decline less than would have been the case had you not been invested in a Fund or Funds that feature volatility management strategies.
There is no guarantee that the Allocation Guidelines and Restrictions, or Funds with volatility management strategies, can limit volatility in your investment portfolio, and you may lose principal.
To the extent that the Allocation Guidelines and Restrictions and the Funds with managed volatility strategies are successful in reducing overall volatility, we will benefit from a reduction of the risk arising from our guarantee obligations under the riders and we will have less risk to hedge under the riders than would be the case if Owners did not invest in accordance with the Allocation Guidelines and Restrictions and in the Funds with managed volatility strategies. The Allocation Guidelines and Restrictions and investment in Funds with managed volatility strategies may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account.
Allocation by Investment Category.   The following Allocation by Investment Category guidelines specify the minimum and maximum percentages of your Contract Value that must be allocated to each of the four categories of Sub-Accounts listed below in order for you to remain eligible for benefits under the SecurePay Protector rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option, as described above). You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each group, but the total investment for all Sub-Accounts in a group must comply with the specified minimum and maximum percentages for that group. Starting June 3, 2024, Allocation by Investment Category will also be available during the rider withdrawal phase. There are different allocation percentages between the rider accumulation phase and the rider withdrawal phase under the SecurePay Protector rider and are outlined below.
These Allocation by Investment Category guidelines may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
Allocation by Investment Category
Rider Accumulation Phase
Category 1 Minimum Allocation: 10%
Maximum Allocation: 100%
Rider Withdrawal Phase
Category 1 Minimum Allocation: 35%
Maximum Allocation: 100%
American Funds Insurance Series® The Bond Fund of America®
American Funds Insurance Series® U.S. Government Securities Fund®
Columbia VP Intermediate Bond Fund
Columbia VP Limited Duration Credit Fund
Fidelity® VIP Bond Index Portfolio
Fidelity® VIP FundsManager 20% Portfolio
Fidelity® VIP Investment Grade Bond Portfolio
Western Asset Core Plus VIT Portfolio
Goldman Sachs VIT Core Fixed Income Fund
Invesco® V.I. Government Securities Fund
Invesco® V.I. U.S. Government Money Portfolio
Lord Abbett Series Fund - Short Duration Income Portfolio
PIMCO VIT Low Duration Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Short-Term Portfolio
PIMCO VIT Total Return Portfolio
Rider Accumulation Phase
Category 2 Minimum Allocation: 0%
Maximum Allocation: 90%
Rider Withdrawal Phase
Category 2 Minimum Allocation: 0%
Maximum Allocation: 65%
AB VPS Balanced Hedged Allocation Portfolio (Note: Available starting June 3, 2024)
American Funds Insurance Series® Asset Allocation Fund
American Funds Insurance Series® Capital Income Builder® (Note: Available starting June 3, 2024)
American Funds Insurance Series® Global Balanced Fund (Note: Available starting June 3, 2024)
BlackRock 60/40 Target Allocation ETF V.I. Fund
BlackRock Global Allocation V.I. Fund
Columbia VP Balanced Fund
Columbia VP Strategic Income Fund
Fidelity® VIP Asset Manager Portfolio
Fidelity® VIP Asset Manager: Growth Portfolio
Fidelity® VIP Balanced Portfolio
Fidelity® VIP High Income Portfolio
Fidelity® VIP Strategic Income Portfolio
Fidelity® VIP Target Volatility Portfolio
Franklin Income VIP Fund
Goldman Sachs VIT Trend Driven Allocation Fund
Invesco® V.I. Balanced-Risk Allocation Fund
Janus Henderson Balanced Portfolio
Lord Abbett Series Fund - Bond Debenture Portfolio
LVIP American Century Balanced Fund
Morgan Stanley VIF Global Strategist Portfolio
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Diversified Allocation Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Income Portfolio
PIMCO VIT Long-Term U.S. Government Portfolio
Protective Life Dynamic Allocation Series - Conservative Portfolio
Protective Life Dynamic Allocation Series - Moderate Portfolio
T. Rowe Price® Moderate Allocation Portfolio
Templeton Global Bond VIP Fund

Rider Accumulation Phase
Category 3 Minimum Allocation: 0%
Maximum Allocation: 40%
Rider Withdrawal Phase
Category 3 Minimum Allocation: 0%
Maximum Allocation: 25%
AB VPS Relative Value Portfolio
AB VPS Large Cap Growth Portfolio
American Funds Insurance Series® Capital World Growth and Income Fund®
American Funds Insurance Series® Global Growth Fund
American Funds Insurance Series® Growth Fund
American Funds Insurance Series® Growth-Income Fund
American Funds Insurance Series® International Growth and Income Fund
American Funds Insurance Series® Washington Mutual Investors FundSM
BlackRock Advantage SMID Cap V.I. Fund
BlackRock International V.I. Fund
ClearBridge Variable Dividend Strategy Portfolio
ClearBridge Variable Large Cap Growth Portfolio
Fidelity® VIP Contrafund® Portfolio (Note: Available starting June 3, 2024)
Fidelity® VIP FundsManager 85% Portfolio
Fidelity® VIP Growth & Income Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Health Care Portfolio
Fidelity® VIP Index 500 Portfolio
Fidelity® VIP Mid Cap Portfolio
Franklin Rising Dividends VIP Fund
Goldman Sachs VIT Mid Cap Growth Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Strategic Growth Fund
Invesco® V.I. Comstock Fund
Invesco® V.I. Equity and Income Fund
Invesco® V.I. Growth and Income Fund
Invesco® V.I. Main Street Mid Cap Fund®
Janus Henderson Enterprise Portfolio
Janus Henderson Forty Portfolio
Lord Abbett Series Fund - Dividend Growth Portfolio
Lord Abbett Series Fund - Fundamental Equity Portfolio
MFS® VIT Growth Series
MFS® VIT II Core Equity Portfolio
MFS® VIT II International Growth Portfolio
MFS® VIT II International Intrinsic Value Portfolio
MFS® VIT II Massachusetts Investors Growth Stock Portfolio
MFS® VIT Total Return Series
Protective Life Dynamic Allocation Series - Growth Portfolio
T. Rowe Price® Blue Chip Growth Portfolio
T. Rowe Price® Mid-Cap Growth Portfolio
Category 4
No Allocation Permitted if SecurePay Protector is Selected
(applies to both Rider Accumulation Phase and Rider Withdrawal Phase)
AB VPS Discovery Value Portfolio
AB VPS Small Cap Growth Portfolio
American Funds Insurance Series® Global Small Capitalization Fund
American Funds Insurance Series® International Fund
American Funds Insurance Series® New World Fund®
ClearBridge Variable Mid Cap Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Columbia VP Select Mid Cap Value Fund
Columbia VP Seligman Global Technology Fund
Fidelity® VIP Disciplined Small Cap Portfolio
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP Energy Portfolio
Fidelity® VIP FundsManager 70%® Portfolio
Fidelity® VIP International Capital Appreciation Portfolio
Fidelity® VIP Technology Portfolio
Fidelity® VIP Value Strategies Portfolio
Franklin DynaTech VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Goldman Sachs VIT Small Cap Equity Insights Fund
Invesco® V.I. Discovery Mid Cap Growth Fund
Invesco® V.I. Global Fund
Invesco® V.I. Global Real Estate Fund
Invesco® V.I. Main Street Small Cap Fund®
Invesco® V.I. Small Cap Equity Fund
Janus Henderson Global Sustainable Equity Portfolio
Janus Henderson Global Technology and Innovation Portfolio
Janus Henderson Overseas Portfolio
Lord Abbett Series Fund - Growth Opportunities Portfolio
LVIP American Century Disciplined Core Value Fund
LVIP American Century International Fund
LVIP American Century Ultra Fund
MFS® VIT Mid Cap Growth Series
MFS® VIT New Discovery Series
MFS® VIT Utilities Series
MFS® VIT II Research International Portfolio
MFS® VIT III Blended Research® Small Cap Equity Portfolio
MFS® VIT III Global Real Estate Portfolio
MFS® VIT III Mid Cap Value Portfolio
Morgan Stanley VIF Global Infrastructure Portfolio
Morgan Stanley VIF Growth Portfolio
Templeton Developing Markets VIP Fund
T. Rowe Price® All-Cap Opportunities Portfolio
T. Rowe Price® Health Sciences Portfolio

The Benefit Allocation Model Portfolios.   The Model Portfolios (the “Benefit Allocation Model Portfolios”), may or may not satisfy our Allocation Guidelines and Restrictions, but some are still approved for use with the SecurePay Riders. See “Asset Allocation Model Portfolios.”
In general, the investment strategies employed by the Benefit Allocation Model Portfolios all include allocations that focus on conservative, high quality bond funds, that combine bond funds and blended stock funds, or that emphasize blended stock funds while including a significant weighting of bond funds. Each of these allocation models seeks to provide income and/or capital appreciation while avoiding excessive risk. If you are seeking a more aggressive growth strategy, the Benefit Allocation Model Portfolios are probably not appropriate for you.
The Benefit Allocation Model Portfolios may include Funds that employ volatility management strategies. For more information on how Funds with volatility management strategies may affect your Contract Value, and how such Funds may benefit us, see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” above.
If you allocate your Purchase Payments and Contract Value in accordance with one of the eligible Benefit Allocation Model Portfolios, we will allocate your Purchase Payments and transfers out of the DCA Accounts, as the case may be, in accordance with the Benefit Allocation Model Portfolio you selected. Although you may allocate all or part of your Purchase Payments and Contract Value to a Benefit Allocation Model Portfolio, you may only select one Benefit Allocation Model Portfolio at a time. You may, however, change your Benefit Allocation Model Portfolio selection provided the new portfolio is one specifically permitted for use with the SecurePay Protector rider.
Other asset allocation model portfolios composed of underlying Sub-Accounts made available from time to time as Investment Options under your Contract may also satisfy our Allocation Guidelines and Restrictions. For more information on the Allocation Guidelines and Restrictions applicable to Portfolio Company Models, contact your financial adviser.
Permissible Single Investment Options.   You may also satisfy the Allocation Guidelines and Restrictions by allocating 100% of your Purchase Payments and Contract Value to one of the following permissible single investment options:
•
Protective Life Dynamic Allocation Series — Conservative Portfolio

•
Protective Life Dynamic Allocation Series — Moderate Portfolio

If more than one single investment option is available, you must allocate your Purchase Payments and Contract Value to only one of these options.
The Rider Withdrawal Phase
The rider withdrawal phase of your Contract begins on your Benefit Election Date. During the rider withdrawal phase, your Allocation Guidelines and Restrictions are more limited. The table below outlines your options during the rider withdrawal phase. For more information regarding these options, see “Benefit Allocation Model Portfolios” and “Permissible Single Investment Options” described above.
	Allocation by Investment Category (“AIC”)	Benefit Allocation Model Portfolios	Permissible Single Investment Options
Rider Withdrawal Phase	Starting June 3, 2024, Categories 1-3 are available at designated percentages as described above, Category 4 is not allowed	Income Focus, Moderate Income, Balanced toward Income, Balanced Growth and Income, and Balanced toward Growth	Protective Life Dynamic Allocation Series -Conservative
Additional Information Regarding Allocation Guidelines and Restrictions
Changes to the Allocation Guidelines and Restrictions.   For purposes of the Allocation by Investment Category guidelines, we determine in our sole discretion whether a Sub-Account is classified as Category 1, Category 2, Category 3, or Category 4. We will provide you with at least five business days prior written notice of any changes in classification of Investment Options. We may change the list of Sub-Accounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, or change the Investment Options that are or are not available to you, at any time, in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay Protector rider.
With respect to the Benefit Allocation Model Portfolios, we determine in our sole discretion whether a Benefit Allocation Model Portfolio will continue to be available with the SecurePay Protector rider. We may offer additional Benefit Allocation Model Portfolios or discontinue existing Benefit Allocation Model Portfolios at any time in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay Protector rider. We will provide you with written notice at least five business days before any changes to the Benefit Allocation Model Portfolios take effect.
We may add to, or remove from, the list of single investment options available to satisfy the Allocation Guidelines and Restrictions in our sole discretion at any time.
If you receive notice of a change to the Allocation Guidelines and Restrictions (including changes to your Benefit Allocation Model Portfolio), you are not required to take any action. We will continue to apply Purchase Payments you submit without allocation instructions, and process automatic DCA and portfolio rebalancing transfers, according to your Contract allocation established before the Allocation Guidelines and Restrictions changed. We will only apply the new Allocation Guidelines and Restrictions to additional Purchase Payments submitted with new allocation instructions or to future transfers of Contract Value (not including DCA transfers or transfers made to reallocate your Contract Value under the portfolio rebalancing program) because allocation instructions that accompany a Purchase Payment and instructions to transfer Contract Value change your current Contract allocation. This means you will not be able to make additional Purchase Payments submitted with new allocation instructions or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time (although you will still be required to participate in the portfolio rebalancing program).
Portfolio Rebalancing.   You must elect portfolio rebalancing if you select the SecurePay Protector rider. Under this program, we will “re-balance” your Variable Account value based on your allocation instructions in effect at the time of the rebalancing. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Variable Account value semi-annually based on the Rider Issue Date. We will also rebalance your Variable Account value each time your Contract allocation is changed, for example, when we receive a request to transfer Contract Value (not including DCA or portfolio rebalancing transfers) or when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions. (See “Portfolio Rebalancing.”)
Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the riders. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
If you terminate the rebalancing of your Variable Account value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay Protector rider (see below).
Note: Changes to the Allocation Guidelines and Restrictions, to the frequency of portfolio rebalancing or to the composition of the Model Portfolios, when and if applied to your Contract Value allocations, may negatively affect the overall performance of the Investment Options in the affected Sub-Accounts.
Prohibited Allocation Instructions.   If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals, in a manner that is not consistent with our Allocation Guidelines and Restrictions (a “Prohibited Allocation instruction”), we will terminate your SecurePay Protector rider, but only after receiving confirmation from you of your intention for us to process the Prohibited Allocation instruction and thereby terminate the SecurePay Protector rider. For example, if you are following the Allocation by Investment Category guidelines and you provide new instructions allocating 30% of your Contract Value to the Fidelity VIP Contrafund Sub-Account, we will consider this to be a Prohibited Allocation Instruction because the maximum allocation you may make to the Sub-Accounts in Category 3 is 25% of your Contract Value.
For purposes of allocating your Purchase Payments and Contract Value, a Prohibited Allocation Instruction includes:
a.
allocating a Purchase Payment so that the allocation of your Contract Value following the Purchase Payment is inconsistent with the Allocation Guidelines and Restrictions;

b.
directing a dollar cost averaging transfer so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

c.
transferring any Contract Value so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

d.
deducting the proceeds of a withdrawal from an Investment Option so that the allocation of your Contract Value following the withdrawal is inconsistent with the Allocation Guidelines and Restrictions; or

e.
terminating the rebalancing of your Contract Value.

If we terminate your SecurePay Protector rider due to a Prohibited Allocation instruction, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Rider Within 30 Days of Termination.”
OTHER OPTIONAL BENEFITS
In addition to the death benefits and the SecurePay riders discussed elsewhere in the Prospectus, other optional benefits are available under the Contract. The following benefits table summarizes information about these other benefits.
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Portfolio Rebalancing	Automatically rebalances the Sub-Accounts you select (either quarterly, semi-annually or annually) to maintain your chosen percentage allocation of Variable Account value among the Sub-Accounts.	None	Required under the SecurePay Protector rider.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the DCA Account or the Fixed Account to the Sub-Accounts you select, on a monthly basis over a specific period of time.	None	None
Automatic Withdrawal Plan (“AWP”)	Automatically withdraws a level dollar amount from the Contract on a monthly or quarterly basis before the Annuity Date.	None	Income taxes, including an additional tax if you are younger than age 59½, may apply

Standard Benefit Expense, Footnotes [Text Block]
For Contracts issued between July 7, 2022 and April 30, 2023, the maximum fees for the Return of Purchase Payments Death Benefit Fee, the Maximum Anniversary Value Death Benefit Fee, and the Maximum Quarterly Value Death Benefit Fee were 0.20%, 0.35%, and 0.40%, respectively.

Optional Benefit Expense, Footnotes [Text Block]
The Return of Purchase Payments Death Benefit is equal to the greatest of  (i) your Contract Value, or (ii) your Purchase Payments less an adjustment for withdrawals. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections in the Prospectus.

Item 17. Portfolio Companies (N-4) [Text Block]
FUND APPENDIX
FUNDS AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 855-920-9713 or by sending an email request to prospectus@protective.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Balanced	AB Variable Products Series Fund, Inc. - Balanced Hedged Allocation Portfolio - Class B(1) (Note: Available starting June 3, 2024)	0.98%	12.66%	5.92%	5.04%	2
U.S. Equity	AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B	1.06%	16.86%	10.51%	7.29%	4
U.S. Equity	AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B(1)	0.91%	34.78%	17.56%	14.60%	3
U.S. Equity	AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B(1)	0.86%	11.72%	11.57%	9.05%	3
U.S. Equity	AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B(1)	1.15%	17.72%	10.29%	8.26%	4
Allocation	American Funds Insurance Series® American Funds® Global Balanced Fund - Class 4(1) (Note: Available starting June 3, 2024)	1.02%	13.45%	7.16%	5.20%	2
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 4	0.80%	14.02%	8.92%	6.98%	2
Allocation	American Funds Insurance Series® Capital Income Builder® - Class 4(1) (Note: Available starting June 3, 2024)	0.78%	8.75%	7.18%	—	2
International Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4(1)	0.91%	20.65%	10.07%	7.36%	3
International Equity	American Funds Insurance Series® Global Growth Fund - Class 4(1)	0.91%	22.29%	13.36%	9.30%	3
International Equity	American Funds Insurance Series® Global Small Capitalization Fund - Class 4(1)	1.16%	15.79%	8.03%	5.51%	4
U.S. Equity	American Funds Insurance Series® Growth Fund - Class 4	0.84%	38.13%	18.38%	14.07%	3
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 4	0.78%	25.82%	13.08%	10.63%	3
International Equity	American Funds Insurance Series® International Fund - Class 4	1.03%	15.56%	4.58%	3.15%	4
International Equity	American Funds Insurance Series® International Growth and Income Fund - Class 4	1.06%	15.66%	5.86%	3.06%	3
International Equity	American Funds Insurance Series® New World Fund® - Class 4(1)	1.07%	15.67%	8.37%	4.43%	4
Taxable Bond	American Funds Insurance Series® The Bond Fund of America® - Class 4(1)	0.73%	4.72%	1.62%	1.83%	1
Taxable Bond	American Funds Insurance Series® U.S. Government Securities Fund® - Class 4(1)	0.76%	2.62%	0.79%	1.27%	1
U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 4(1)	0.77%	16.97%	12.33%	9.64%	3
Allocation	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III(1)	0.56%	15.32%	8.69%	—	2
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	BlackRock Advantage SMID Cap V.I. Fund - Class III - BlackRock Advisors, LLC(1)	0.80%	18.63%	11.52%	8.28%	3
Allocation	BlackRock Global Allocation V.I. Fund - Class III - BlackRock (Singapore) Limited; BlackRock International Limited(1)	1.02%	12.49%	7.39%	4.63%	2
International Equity	BlackRock International V.I. Fund - Class I - BlackRock International Limited(1)	0.86%	19.02%	9.34%	4.02%	3
U.S. Equity	ClearBridge Variable Dividend Strategy Portfolio - Class II - ClearBridge Investments, LLC	1.00%	14.01%	13.35%	10.17%	3
U.S. Equity	ClearBridge Variable Large Cap Growth Portfolio - Class II - ClearBridge Investments, LLC	1.01%	43.66%	15.22%	—	3
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class II - ClearBridge Investments, LLC	1.08%	12.62%	10.46%	6.83%	4
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class II - ClearBridge Investments, LLC	1.05%	8.12%	9.29%	7.62%	4
Allocation	Columbia Variable Portfolio - Balanced Fund - Class 2	1.01%	21.10%	10.71%	7.83%	2
Taxable Bond	Columbia Variable Portfolio - Intermediate Bond Fund - Class 2	0.76%	5.96%	1.34%	1.99%	1
Taxable Bond	Columbia Variable Portfolio - Limited Duration Credit Fund - Class 2(1)	0.66%	6.66%	2.36%	1.65%	1
U.S. Equity	Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2(1)	1.07%	10.05%	13.05%	8.16%	4
Sector Equity	Columbia Variable Portfolio - Seligman Global Technology Fund - Class 2(1)	1.20%	44.87%	25.34%	20.11%	4
Taxable Bond	Columbia Variable Portfolio - Strategic Income Fund - Class 2(1)	0.94%	9.20%	2.91%	2.99%	2
Allocation	Fidelity® VIP Asset Manager Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.78%	12.65%	7.22%	5.14%	2
Allocation	Fidelity® VIP Asset Manager: Growth Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.89%	16.05%	9.41%	6.30%	2
Allocation	Fidelity® VIP Balanced Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.69%	21.29%	12.16%	8.81%	2
Taxable Bond	Fidelity® VIP Bond Index Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.39%	5.13%	0.64%	—	1
U.S. Equity	Fidelity® VIP Contrafund® Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd (Note: Available starting June 3, 2024)	0.81%	33.12%	16.36%	11.33%	3
Small Blend	Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2	0.61%	20.67%	11.54%	7.21%	4
International Equity	Fidelity® VIP Emerging Markets Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd	1.14%	9.49%	7.55%	4.92%	4
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Sector Equity	Fidelity® VIP Energy Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.86%	0.70%	13.36%	2.37%	4
Allocation	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2(1)	0.70%	7.91%	3.74%	3.03%	1
Allocation	Fidelity® VIP FundsManager 70% Portfolio – Service Class 2(1)	0.89%	15.57%	9.58%	6.74%	4
Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2(1)	0.93%	17.48%	11.10%	7.72%	3
U.S. Equity	Fidelity® VIP Growth & Income Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.74%	18.41%	14.50%	10.00%	3
U.S. Equity	Fidelity® VIP Growth Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.83%	35.89%	19.34%	14.51%	3
Sector Equity	Fidelity® VIP Health Care Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.84%	4.01%	9.50%	10.39%	3
High Yield Bond	Fidelity® VIP High Income Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.02%	10.24%	3.60%	3.14%	2
U.S. Equity	Fidelity® VIP Index 500 Portfolio - Service Class 2 - Geode Capital Management, LLC	0.35%	25.88%	15.27%	11.64%	3
International Equity	Fidelity® VIP International Capital Appreciation Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd	1.03%	27.18%	11.15%	7.48%	4
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.63%	6.00%	1.72%	2.08%	1
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.82%	14.80%	12.17%	7.85%	3
Multisector Bond	Fidelity® VIP Strategic Income Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; Fidelity Management & Research (Hong Kong) Ltd; FIL Investment Advisors (UK) Ltd	0.90%	9.18%	3.47%	3.10%	2
Allocation	Fidelity® VIP Target Volatility Portfolio - Service Class 2(1)	0.80%	13.93%	6.84%	5.25%	2
Sector Equity	Fidelity® VIP Technology Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.59%	58.32%	26.57%	19.61%	4
U.S. Equity	Fidelity® VIP Value Strategies Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.85%	20.61%	16.63%	9.10%	4
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	Franklin DynaTech VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.90%	43.77%	13.76%	10.37%	4
Allocation	Franklin Income VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.71%	8.62%	6.98%	5.01%	2
U.S. Equity	Franklin Rising Dividends VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.90%	12.08%	13.75%	10.23%	3
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(1)	0.91%	12.75%	11.06%	7.04%	4
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	1.08%	26.74%	13.51%	8.96%	4
Taxable Bond	Goldman Sachs VIT Core Fixed Income Fund - Service Class(1)	0.67%	5.83%	1.13%	1.64%	1
U.S. Equity	Goldman Sachs VIT Mid Cap Growth Fund - Service Class(1)	0.99%	18.45%	13.48%	9.33%	3
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund - Service Class(1)	1.09%	11.11%	13.06%	7.82%	3
U.S. Equity	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class(1)	1.06%	18.95%	9.76%	7.53%	4
U.S. Equity	Goldman Sachs VIT Strategic Growth Fund - Service Class(1)	1.00%	41.65%	17.05%	12.88%	3
Allocation	Goldman Sachs VIT Trend Driven Allocation Fund - Service Class(1)	0.97%	15.57%	4.81%	3.41%	2
Allocation	Invesco® V.I. Balanced-Risk Allocation Fund - Series II(1)	1.13%	6.40%	4.66%	3.79%	2
U.S. Equity	Invesco® V.I. Comstock Fund - Series II	1.00%	12.10%	13.20%	8.65%	3
U.S. Equity	Invesco® V.I. Discovery Mid Cap Growth Fund - Series II	1.12%	12.85%	12.47%	9.52%	4
Allocation	Invesco® V.I. Equity and Income Fund - Series II	0.82%	10.24%	9.64%	6.78%	3
International Equity	Invesco® V.I. Global Fund - Series II	1.07%	34.45%	12.02%	8.21%	4
Sector Equity	Invesco® V.I. Global Real Estate Fund - Series II - Invesco Asset Management Limited	1.27%	8.82%	1.85%	2.84%	4
Taxable Bond	Invesco® V.I. Government Securities Fund - Series II	0.94%	4.46%	0.42%	0.90%	1
U.S. Equity	Invesco® V.I. Growth and Income Fund - Series II	1.00%	12.41%	11.49%	7.98%	3
U.S. Equity	Invesco® V.I. Main Street Mid Cap Fund® - Series II	1.19%	14.14%	10.32%	6.45%	3
U.S. Equity	Invesco® V.I. Main Street Small Cap Fund® - Series II	1.13%	17.82%	12.79%	8.66%	4
U.S. Equity	Invesco® V.I. Small Cap Equity Fund - Series II	1.20%	16.26%	12.14%	6.28%	4
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.63%	4.53%	1.53%	0.94%	1
Allocation	Janus Henderson Balanced Portfolio - Service Shares	0.87%	15.13%	9.37%	7.73%	2
U.S. Equity	Janus Henderson Enterprise Portfolio - Service Shares	0.97%	17.78%	13.14%	11.82%	3
U.S. Equity	Janus Henderson Forty Portfolio - Service Shares	0.80%	39.65%	16.64%	13.45%	3
International Equity	Janus Henderson Global Sustainable Equity Portfolio - Service Shares(1)	1.12%	23.24%	—	—	4
Sector Equity	Janus Henderson Global Technology and Innovation Portfolio - Service Shares	0.97%	54.27%	20.05%	16.86%	4
International Equity	Janus Henderson Overseas Portfolio - Service Shares	1.14%	10.58%	10.92%	3.38%	4
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.90%	6.34%	3.20%	3.51%	2
U.S. Equity	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC(1)	0.99%	15.94%	13.20%	10.20%	3
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC(1)	1.08%	14.33%	9.90%	7.06%	3
U.S. Equity	Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC	1.16%	10.40%	8.85%	7.20%	4
Taxable Bond	Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC	0.85%	4.97%	1.70%	—	1
Allocation	LVIP American Century Balanced Fund - Standard Class II(1)(3) (formerly, American Century Investments® VP Balanced Fund - Class I)	0.77%	16.41%	8.50%	6.55%	2
U.S. Equity	LVIP American Century Disciplined Core Value Fund - Standard Class II(1)(3) (formerly, American Century Investments® VP Disciplined Core Value Fund - Class I)	0.71%	8.65%	10.19%	8.19%	4
International Equity	LVIP American Century International Fund - Standard Class II(1)(3) (formerly, American Century Investments® VP International Fund - Class I)	0.95%	12.57%	8.29%	4.07%	4
U.S. Equity	LVIP American Century Ultra Fund - Standard Class II(1)(3) (formerly, American Century Investments® VP Ultra® Fund - Class I)	0.75%	43.51%	19.24%	14.64%	4
U.S. Equity	MFS® VIT Growth Series - Service Class(1)	0.98%	35.51%	15.59%	12.69%	3
U.S. Equity	MFS® VIT II Core Equity Portfolio - Service Class(1)	1.06%	22.79%	14.79%	11.33%	3
International Equity	MFS® VIT II International Growth Portfolio - Service Class(1)	1.13%	14.39%	9.20%	6.09%	3
International Equity	MFS® VIT II International Intrinsic Value Portfolio - Service Class(1)	1.14%	17.37%	8.31%	6.66%	3
U.S. Equity	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class(1)	0.98%	23.70%	16.39%	12.44%	3
Foreign Large Blend	MFS® VIT II Research International Portfolio - Service Class(1)	1.14%	12.83%	8.23%	3.89%	4
U.S. Equity	MFS® VIT III Blended Research® Small Cap Equity Portfolio - Service Class(1)	0.76%	18.67%	10.01%	8.00%	4
Global Real Estate	MFS® VIT III Global Real Estate Portfolio - Service Class(1)	1.15%	11.20%	6.16%	6.28%	4
Mid-Cap Value	MFS® VIT III Mid Cap Value Portfolio - Service Class(1)	1.04%	12.39%	12.60%	8.46%	4
Mid-Cap Growth	MFS® VIT Mid Cap Growth Series - Service Class(1)	1.05%	20.97%	13.05%	10.85%	4
U.S. Equity	MFS® VIT New Discovery Series - Service Class(1)	1.12%	14.25%	10.81%	7.41%	4
Allocation	MFS® VIT Total Return Series - Service Class(1)	0.86%	10.22%	8.27%	6.27%	3
Sector Equity	MFS® VIT Utilities Series - Service Class(1)	1.04%	-2.33%	8.05%	6.13%	4
Sector Equity	Morgan Stanley VIF Global Infrastructure Portfolio - Class II(1)	1.12%	4.27%	6.55%	4.98%	4
International Equity	Morgan Stanley VIF Global Strategist Portfolio - Class II(1)	1.00%	13.94%	5.94%	3.81%	2
U.S. Equity	Morgan Stanley VIF Growth Portfolio - Class II(1)	0.82%	48.32%	10.95%	11.62%	4
Allocation	PIMCO VIT All Asset Portfolio - Advisor Class - Research Affiliates LLC(1)	2.29%	8.02%	5.90%	3.93%	2
Allocation	PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class(1)	1.31%	13.64%	5.40%	4.03%	2
Taxable Bond	PIMCO VIT High Yield Portfolio - Advisor Class	0.87%	12.11%	4.72%	4.04%	2
Taxable Bond	PIMCO VIT Income Portfolio - Advisor Class	1.13%	8.14%	3.22%	—	2
Taxable Bond	PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class	2.11%	3.88%	-1.40%	1.96%	2
Taxable Bond	PIMCO VIT Low Duration Portfolio - Advisor Class	0.79%	4.87%	0.88%	0.82%	1
Taxable Bond	PIMCO VIT Real Return Portfolio - Advisor Class	0.94%	3.57%	3.05%	2.15%	1
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Taxable Bond	PIMCO VIT Short-Term Portfolio - Advisor Class	0.76%	5.80%	2.02%	1.76%	1
Taxable Bond	PIMCO VIT Total Return Portfolio - Advisor Class	0.85%	5.83%	0.98%	1.60%	1
Allocation	Protective Life Dynamic Allocation Series - Conservative Portfolio(1)	0.90%	11.44%	2.81%	—	2
Allocation	Protective Life Dynamic Allocation Series - Growth Portfolio(1)	0.90%	18.34%	4.73%	—	3
Allocation	Protective Life Dynamic Allocation Series - Moderate Portfolio(1)	0.90%	13.52%	3.46%	—	2
U.S. Equity	T. Rowe Price® All-Cap Opportunities Portfolio(1)	0.80%	28.96%	18.96%	14.57%	4
U.S. Equity	T. Rowe Price® Blue Chip Growth Portfolio - II Class(1)	1.00%	48.96%	13.22%	12.03%	3
Sector Equity	T. Rowe Price® Health Sciences Portfolio - II Class	1.11%	2.68%	10.96%	11.03%	4
U.S. Equity	T. Rowe Price® Mid-Cap Growth Portfolio - II Class(1)	1.09%	19.63%	11.36%	10.22%	3
Allocation	T. Rowe Price® Moderate Allocation Portfolio(1)	0.85%	15.35%	7.31%	5.91%	2
International Equity	Templeton Developing Markets VIP Fund - Class 2 - Franklin Templeton Investment Management, Ltd(1)	1.35%	12.62%	4.22%	2.32%	4
Taxable Bond	Templeton Global Bond VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.75%	2.88%	-2.13%	-0.66%	2
Taxable Bond	Western Asset Core Plus VIT Portfolio - Class II - Western Asset Management Company Pte Ltd. – Singapore; Western Asset Management Company, LLC; Western Asset Management Company Ltd. – Japan; Western Asset Management Company Limited – UK	0.76%	6.44%	0.98%	—	1

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

(2)
If you have purchased the SecurePay Protector rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The following table specifies the minimum and maximum percentages of your Contract Value that must be allocated to each of the four Investment Categories during the rider accumulation phase and starting June 3, 2024, during the rider withdrawal phase in order for you to remain eligible for benefits under the SecurePay Protector rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option – see table below). You can select the percentage of Contract Value to allocate to individual Funds within each group, but the total investment for all Funds in a group must comply with the specified minimum and maximum percentages for that group. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” in the Prospectus.

RIDER ACCUMULATION PHASE
Investment Category	Minimum Allocation	Maximum Allocation
1	10%	100%
2	0%	90%
3	0%	40%
4	Not Permitted	Not Permitted
RIDER WITHDRAWAL PHASE
Investment Category	Minimum Allocation	Maximum Allocation
1	35%	100%
2	0%	65%
3	0%	25%
4	Not Permitted	Not Permitted
Benefit Allocation Model Portfolios and Permissible Single Investment Options
	Benefit Allocation Model Portfolios	Permissible Single Investment Options
Rider Accumulation Phase	Income Focus, Moderate Income, Balanced toward Income, Balanced Growth and Income, Balanced toward Growth, Moderate Growth, and Growth Focus	Protective Life Dynamic Allocation Series - Conservative and Protective Life Dynamic Allocation Series - Moderate
Rider Withdrawal Phase	Income Focus, Moderate Income, Balanced toward Income, Balanced Growth and Income, and Balanced toward Growth	Protective Life Dynamic Allocation Series - Conservative

(3)
Not available to applications signed on or after April 26, 2024. If you did not have Contract Value in, or allocation instructions including this Fund on that date, you may not allocate Purchase Payments or Contract Value to this Fund. Call Us for more information.

(A)

Prospectuses Available [Text Block]
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 855-920-9713 or by sending an email request to prospectus@protective.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Balanced	AB Variable Products Series Fund, Inc. - Balanced Hedged Allocation Portfolio - Class B(1) (Note: Available starting June 3, 2024)	0.98%	12.66%	5.92%	5.04%	2
U.S. Equity	AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B	1.06%	16.86%	10.51%	7.29%	4
U.S. Equity	AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B(1)	0.91%	34.78%	17.56%	14.60%	3
U.S. Equity	AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B(1)	0.86%	11.72%	11.57%	9.05%	3
U.S. Equity	AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B(1)	1.15%	17.72%	10.29%	8.26%	4
Allocation	American Funds Insurance Series® American Funds® Global Balanced Fund - Class 4(1) (Note: Available starting June 3, 2024)	1.02%	13.45%	7.16%	5.20%	2
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 4	0.80%	14.02%	8.92%	6.98%	2
Allocation	American Funds Insurance Series® Capital Income Builder® - Class 4(1) (Note: Available starting June 3, 2024)	0.78%	8.75%	7.18%	—	2
International Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4(1)	0.91%	20.65%	10.07%	7.36%	3
International Equity	American Funds Insurance Series® Global Growth Fund - Class 4(1)	0.91%	22.29%	13.36%	9.30%	3
International Equity	American Funds Insurance Series® Global Small Capitalization Fund - Class 4(1)	1.16%	15.79%	8.03%	5.51%	4
U.S. Equity	American Funds Insurance Series® Growth Fund - Class 4	0.84%	38.13%	18.38%	14.07%	3
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 4	0.78%	25.82%	13.08%	10.63%	3
International Equity	American Funds Insurance Series® International Fund - Class 4	1.03%	15.56%	4.58%	3.15%	4
International Equity	American Funds Insurance Series® International Growth and Income Fund - Class 4	1.06%	15.66%	5.86%	3.06%	3
International Equity	American Funds Insurance Series® New World Fund® - Class 4(1)	1.07%	15.67%	8.37%	4.43%	4
Taxable Bond	American Funds Insurance Series® The Bond Fund of America® - Class 4(1)	0.73%	4.72%	1.62%	1.83%	1
Taxable Bond	American Funds Insurance Series® U.S. Government Securities Fund® - Class 4(1)	0.76%	2.62%	0.79%	1.27%	1
U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 4(1)	0.77%	16.97%	12.33%	9.64%	3
Allocation	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III(1)	0.56%	15.32%	8.69%	—	2
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	BlackRock Advantage SMID Cap V.I. Fund - Class III - BlackRock Advisors, LLC(1)	0.80%	18.63%	11.52%	8.28%	3
Allocation	BlackRock Global Allocation V.I. Fund - Class III - BlackRock (Singapore) Limited; BlackRock International Limited(1)	1.02%	12.49%	7.39%	4.63%	2
International Equity	BlackRock International V.I. Fund - Class I - BlackRock International Limited(1)	0.86%	19.02%	9.34%	4.02%	3
U.S. Equity	ClearBridge Variable Dividend Strategy Portfolio - Class II - ClearBridge Investments, LLC	1.00%	14.01%	13.35%	10.17%	3
U.S. Equity	ClearBridge Variable Large Cap Growth Portfolio - Class II - ClearBridge Investments, LLC	1.01%	43.66%	15.22%	—	3
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class II - ClearBridge Investments, LLC	1.08%	12.62%	10.46%	6.83%	4
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class II - ClearBridge Investments, LLC	1.05%	8.12%	9.29%	7.62%	4
Allocation	Columbia Variable Portfolio - Balanced Fund - Class 2	1.01%	21.10%	10.71%	7.83%	2
Taxable Bond	Columbia Variable Portfolio - Intermediate Bond Fund - Class 2	0.76%	5.96%	1.34%	1.99%	1
Taxable Bond	Columbia Variable Portfolio - Limited Duration Credit Fund - Class 2(1)	0.66%	6.66%	2.36%	1.65%	1
U.S. Equity	Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2(1)	1.07%	10.05%	13.05%	8.16%	4
Sector Equity	Columbia Variable Portfolio - Seligman Global Technology Fund - Class 2(1)	1.20%	44.87%	25.34%	20.11%	4
Taxable Bond	Columbia Variable Portfolio - Strategic Income Fund - Class 2(1)	0.94%	9.20%	2.91%	2.99%	2
Allocation	Fidelity® VIP Asset Manager Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.78%	12.65%	7.22%	5.14%	2
Allocation	Fidelity® VIP Asset Manager: Growth Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.89%	16.05%	9.41%	6.30%	2
Allocation	Fidelity® VIP Balanced Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.69%	21.29%	12.16%	8.81%	2
Taxable Bond	Fidelity® VIP Bond Index Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.39%	5.13%	0.64%	—	1
U.S. Equity	Fidelity® VIP Contrafund® Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd (Note: Available starting June 3, 2024)	0.81%	33.12%	16.36%	11.33%	3
Small Blend	Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2	0.61%	20.67%	11.54%	7.21%	4
International Equity	Fidelity® VIP Emerging Markets Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd	1.14%	9.49%	7.55%	4.92%	4
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Sector Equity	Fidelity® VIP Energy Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.86%	0.70%	13.36%	2.37%	4
Allocation	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2(1)	0.70%	7.91%	3.74%	3.03%	1
Allocation	Fidelity® VIP FundsManager 70% Portfolio – Service Class 2(1)	0.89%	15.57%	9.58%	6.74%	4
Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2(1)	0.93%	17.48%	11.10%	7.72%	3
U.S. Equity	Fidelity® VIP Growth & Income Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.74%	18.41%	14.50%	10.00%	3
U.S. Equity	Fidelity® VIP Growth Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.83%	35.89%	19.34%	14.51%	3
Sector Equity	Fidelity® VIP Health Care Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.84%	4.01%	9.50%	10.39%	3
High Yield Bond	Fidelity® VIP High Income Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.02%	10.24%	3.60%	3.14%	2
U.S. Equity	Fidelity® VIP Index 500 Portfolio - Service Class 2 - Geode Capital Management, LLC	0.35%	25.88%	15.27%	11.64%	3
International Equity	Fidelity® VIP International Capital Appreciation Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd	1.03%	27.18%	11.15%	7.48%	4
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.63%	6.00%	1.72%	2.08%	1
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.82%	14.80%	12.17%	7.85%	3
Multisector Bond	Fidelity® VIP Strategic Income Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; Fidelity Management & Research (Hong Kong) Ltd; FIL Investment Advisors (UK) Ltd	0.90%	9.18%	3.47%	3.10%	2
Allocation	Fidelity® VIP Target Volatility Portfolio - Service Class 2(1)	0.80%	13.93%	6.84%	5.25%	2
Sector Equity	Fidelity® VIP Technology Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.59%	58.32%	26.57%	19.61%	4
U.S. Equity	Fidelity® VIP Value Strategies Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.85%	20.61%	16.63%	9.10%	4
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	Franklin DynaTech VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.90%	43.77%	13.76%	10.37%	4
Allocation	Franklin Income VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.71%	8.62%	6.98%	5.01%	2
U.S. Equity	Franklin Rising Dividends VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.90%	12.08%	13.75%	10.23%	3
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(1)	0.91%	12.75%	11.06%	7.04%	4
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	1.08%	26.74%	13.51%	8.96%	4
Taxable Bond	Goldman Sachs VIT Core Fixed Income Fund - Service Class(1)	0.67%	5.83%	1.13%	1.64%	1
U.S. Equity	Goldman Sachs VIT Mid Cap Growth Fund - Service Class(1)	0.99%	18.45%	13.48%	9.33%	3
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund - Service Class(1)	1.09%	11.11%	13.06%	7.82%	3
U.S. Equity	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class(1)	1.06%	18.95%	9.76%	7.53%	4
U.S. Equity	Goldman Sachs VIT Strategic Growth Fund - Service Class(1)	1.00%	41.65%	17.05%	12.88%	3
Allocation	Goldman Sachs VIT Trend Driven Allocation Fund - Service Class(1)	0.97%	15.57%	4.81%	3.41%	2
Allocation	Invesco® V.I. Balanced-Risk Allocation Fund - Series II(1)	1.13%	6.40%	4.66%	3.79%	2
U.S. Equity	Invesco® V.I. Comstock Fund - Series II	1.00%	12.10%	13.20%	8.65%	3
U.S. Equity	Invesco® V.I. Discovery Mid Cap Growth Fund - Series II	1.12%	12.85%	12.47%	9.52%	4
Allocation	Invesco® V.I. Equity and Income Fund - Series II	0.82%	10.24%	9.64%	6.78%	3
International Equity	Invesco® V.I. Global Fund - Series II	1.07%	34.45%	12.02%	8.21%	4
Sector Equity	Invesco® V.I. Global Real Estate Fund - Series II - Invesco Asset Management Limited	1.27%	8.82%	1.85%	2.84%	4
Taxable Bond	Invesco® V.I. Government Securities Fund - Series II	0.94%	4.46%	0.42%	0.90%	1
U.S. Equity	Invesco® V.I. Growth and Income Fund - Series II	1.00%	12.41%	11.49%	7.98%	3
U.S. Equity	Invesco® V.I. Main Street Mid Cap Fund® - Series II	1.19%	14.14%	10.32%	6.45%	3
U.S. Equity	Invesco® V.I. Main Street Small Cap Fund® - Series II	1.13%	17.82%	12.79%	8.66%	4
U.S. Equity	Invesco® V.I. Small Cap Equity Fund - Series II	1.20%	16.26%	12.14%	6.28%	4
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.63%	4.53%	1.53%	0.94%	1
Allocation	Janus Henderson Balanced Portfolio - Service Shares	0.87%	15.13%	9.37%	7.73%	2
U.S. Equity	Janus Henderson Enterprise Portfolio - Service Shares	0.97%	17.78%	13.14%	11.82%	3
U.S. Equity	Janus Henderson Forty Portfolio - Service Shares	0.80%	39.65%	16.64%	13.45%	3
International Equity	Janus Henderson Global Sustainable Equity Portfolio - Service Shares(1)	1.12%	23.24%	—	—	4
Sector Equity	Janus Henderson Global Technology and Innovation Portfolio - Service Shares	0.97%	54.27%	20.05%	16.86%	4
International Equity	Janus Henderson Overseas Portfolio - Service Shares	1.14%	10.58%	10.92%	3.38%	4
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.90%	6.34%	3.20%	3.51%	2
U.S. Equity	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC(1)	0.99%	15.94%	13.20%	10.20%	3
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC(1)	1.08%	14.33%	9.90%	7.06%	3
U.S. Equity	Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC	1.16%	10.40%	8.85%	7.20%	4
Taxable Bond	Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC	0.85%	4.97%	1.70%	—	1
Allocation	LVIP American Century Balanced Fund - Standard Class II(1)(3) (formerly, American Century Investments® VP Balanced Fund - Class I)	0.77%	16.41%	8.50%	6.55%	2
U.S. Equity	LVIP American Century Disciplined Core Value Fund - Standard Class II(1)(3) (formerly, American Century Investments® VP Disciplined Core Value Fund - Class I)	0.71%	8.65%	10.19%	8.19%	4
International Equity	LVIP American Century International Fund - Standard Class II(1)(3) (formerly, American Century Investments® VP International Fund - Class I)	0.95%	12.57%	8.29%	4.07%	4
U.S. Equity	LVIP American Century Ultra Fund - Standard Class II(1)(3) (formerly, American Century Investments® VP Ultra® Fund - Class I)	0.75%	43.51%	19.24%	14.64%	4
U.S. Equity	MFS® VIT Growth Series - Service Class(1)	0.98%	35.51%	15.59%	12.69%	3
U.S. Equity	MFS® VIT II Core Equity Portfolio - Service Class(1)	1.06%	22.79%	14.79%	11.33%	3
International Equity	MFS® VIT II International Growth Portfolio - Service Class(1)	1.13%	14.39%	9.20%	6.09%	3
International Equity	MFS® VIT II International Intrinsic Value Portfolio - Service Class(1)	1.14%	17.37%	8.31%	6.66%	3
U.S. Equity	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class(1)	0.98%	23.70%	16.39%	12.44%	3
Foreign Large Blend	MFS® VIT II Research International Portfolio - Service Class(1)	1.14%	12.83%	8.23%	3.89%	4
U.S. Equity	MFS® VIT III Blended Research® Small Cap Equity Portfolio - Service Class(1)	0.76%	18.67%	10.01%	8.00%	4
Global Real Estate	MFS® VIT III Global Real Estate Portfolio - Service Class(1)	1.15%	11.20%	6.16%	6.28%	4
Mid-Cap Value	MFS® VIT III Mid Cap Value Portfolio - Service Class(1)	1.04%	12.39%	12.60%	8.46%	4
Mid-Cap Growth	MFS® VIT Mid Cap Growth Series - Service Class(1)	1.05%	20.97%	13.05%	10.85%	4
U.S. Equity	MFS® VIT New Discovery Series - Service Class(1)	1.12%	14.25%	10.81%	7.41%	4
Allocation	MFS® VIT Total Return Series - Service Class(1)	0.86%	10.22%	8.27%	6.27%	3
Sector Equity	MFS® VIT Utilities Series - Service Class(1)	1.04%	-2.33%	8.05%	6.13%	4
Sector Equity	Morgan Stanley VIF Global Infrastructure Portfolio - Class II(1)	1.12%	4.27%	6.55%	4.98%	4
International Equity	Morgan Stanley VIF Global Strategist Portfolio - Class II(1)	1.00%	13.94%	5.94%	3.81%	2
U.S. Equity	Morgan Stanley VIF Growth Portfolio - Class II(1)	0.82%	48.32%	10.95%	11.62%	4
Allocation	PIMCO VIT All Asset Portfolio - Advisor Class - Research Affiliates LLC(1)	2.29%	8.02%	5.90%	3.93%	2
Allocation	PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class(1)	1.31%	13.64%	5.40%	4.03%	2
Taxable Bond	PIMCO VIT High Yield Portfolio - Advisor Class	0.87%	12.11%	4.72%	4.04%	2
Taxable Bond	PIMCO VIT Income Portfolio - Advisor Class	1.13%	8.14%	3.22%	—	2
Taxable Bond	PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class	2.11%	3.88%	-1.40%	1.96%	2
Taxable Bond	PIMCO VIT Low Duration Portfolio - Advisor Class	0.79%	4.87%	0.88%	0.82%	1
Taxable Bond	PIMCO VIT Real Return Portfolio - Advisor Class	0.94%	3.57%	3.05%	2.15%	1
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Taxable Bond	PIMCO VIT Short-Term Portfolio - Advisor Class	0.76%	5.80%	2.02%	1.76%	1
Taxable Bond	PIMCO VIT Total Return Portfolio - Advisor Class	0.85%	5.83%	0.98%	1.60%	1
Allocation	Protective Life Dynamic Allocation Series - Conservative Portfolio(1)	0.90%	11.44%	2.81%	—	2
Allocation	Protective Life Dynamic Allocation Series - Growth Portfolio(1)	0.90%	18.34%	4.73%	—	3
Allocation	Protective Life Dynamic Allocation Series - Moderate Portfolio(1)	0.90%	13.52%	3.46%	—	2
U.S. Equity	T. Rowe Price® All-Cap Opportunities Portfolio(1)	0.80%	28.96%	18.96%	14.57%	4
U.S. Equity	T. Rowe Price® Blue Chip Growth Portfolio - II Class(1)	1.00%	48.96%	13.22%	12.03%	3
Sector Equity	T. Rowe Price® Health Sciences Portfolio - II Class	1.11%	2.68%	10.96%	11.03%	4
U.S. Equity	T. Rowe Price® Mid-Cap Growth Portfolio - II Class(1)	1.09%	19.63%	11.36%	10.22%	3
Allocation	T. Rowe Price® Moderate Allocation Portfolio(1)	0.85%	15.35%	7.31%	5.91%	2
International Equity	Templeton Developing Markets VIP Fund - Class 2 - Franklin Templeton Investment Management, Ltd(1)	1.35%	12.62%	4.22%	2.32%	4
Taxable Bond	Templeton Global Bond VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.75%	2.88%	-2.13%	-0.66%	2
Taxable Bond	Western Asset Core Plus VIT Portfolio - Class II - Western Asset Management Company Pte Ltd. – Singapore; Western Asset Management Company, LLC; Western Asset Management Company Ltd. – Japan; Western Asset Management Company Limited – UK	0.76%	6.44%	0.98%	—	1
(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

(2)
If you have purchased the SecurePay Protector rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The following table specifies the minimum and maximum percentages of your Contract Value that must be allocated to each of the four Investment Categories during the rider accumulation phase and starting June 3, 2024, during the rider withdrawal phase in order for you to remain eligible for benefits under the SecurePay Protector rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option – see table below). You can select the percentage of Contract Value to allocate to individual Funds within each group, but the total investment for all Funds in a group must comply with the specified minimum and maximum percentages for that group. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” in the Prospectus.

RIDER ACCUMULATION PHASE
Investment Category	Minimum Allocation	Maximum Allocation
1	10%	100%
2	0%	90%
3	0%	40%
4	Not Permitted	Not Permitted
RIDER WITHDRAWAL PHASE
Investment Category	Minimum Allocation	Maximum Allocation
1	35%	100%
2	0%	65%
3	0%	25%
4	Not Permitted	Not Permitted
Benefit Allocation Model Portfolios and Permissible Single Investment Options
	Benefit Allocation Model Portfolios	Permissible Single Investment Options
Rider Accumulation Phase	Income Focus, Moderate Income, Balanced toward Income, Balanced Growth and Income, Balanced toward Growth, Moderate Growth, and Growth Focus	Protective Life Dynamic Allocation Series - Conservative and Protective Life Dynamic Allocation Series - Moderate
Rider Withdrawal Phase	Income Focus, Moderate Income, Balanced toward Income, Balanced Growth and Income, and Balanced toward Growth	Protective Life Dynamic Allocation Series - Conservative
(3)
Not available to applications signed on or after April 26, 2024. If you did not have Contract Value in, or allocation instructions including this Fund on that date, you may not allocate Purchase Payments or Contract Value to this Fund. Call Us for more information.

Current Expenses [Percent]	1.11%
Temporary Fee Reductions, Current Expenses [Text Block]
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Business Disruption and Cyber-Security Risks [Member]
Prospectus:
Principal Risk [Text Block]
Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate Contract Value, or the Funds’ ability to calculate share values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. In addition, the risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Owners and orders with the Funds, impact our ability to calculate Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

Company Risk [Member]
Prospectus:
Principal Risk [Text Block]
Company Risk. An investment in the Contract is subject to the risks related to Protective Life. Any obligations (including under the Guaranteed Account, death benefits, and any Protected Lifetime Income Benefit), guarantees, or benefits are subject to the claims-paying ability of Protective Life. More information about Protective Life, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing to us at the address shown on the cover page of this Prospectus.

Protected Lifetime Income Benefit Risk [Member]
Prospectus:
Principal Risk [Text Block]
Protected Lifetime Income Benefit Risk. If you select either the SecurePay Investor rider or the SecurePay Protector rider, you must allocate your Purchase Payments and Contract Value in accordance with certain guidelines and restrictions, which will limit or restrict the Investment Options available to you under the Contract. If you fail to allocate your Purchase Payments and Contract Value in accordance with the guidelines and restrictions, the optional benefit rider will terminate. If the optional benefit terminates and you have not made any additional Purchase Payments after termination of the rider, within 30 days you may instruct us to reinstate the rider subject to certain conditions we require. Your ability to make additional Purchase Payments after the Rider Issue Date will be limited. If you purchase either the SecurePay Investor rider or the SecurePay Protector rider and your withdrawals from Contract Value exceed the Annual Withdrawal Amount under the rider, your rider benefits may be significantly reduced or eliminated. We may stop offering an optional benefit rider at any time. For additional information about the optional benefits, see “PROTECTED LIFETIME INCOME BENEFIT” in the Prospectus.

Purchase Payment Risk [Member]
Prospectus:
Principal Risk [Text Block]
Purchase Payment Risk. We reserve the right to refuse any Purchase Payment and to further limit your ability to make subsequent Purchase Payments. If we exercise our right to suspend, reject, and/or place limitations on the acceptance of subsequent Purchase Payments, you may be unable to, or limited in your ability to, increase your Contract Value through subsequent Purchase Payments and therefore likewise limited in your ability to increase your death benefits and the values of a Protected Lifetime Income Benefit rider. This could also prevent you from making future contributions to a Qualified Contract, including periodic contributions to an employer-sponsored retirement plan or an IRA. The Company restricts Purchase Payments in connection with the Protected Lifetime Income Benefit riders. We will also not accept Purchase Payments (i) on or after the earlier of the oldest Owner’s and Annuitant’s 86th birthday or (ii) within 3 years of the Annuity Date. For additional information about Purchase Payments, see “PURCHASE PAYMENTS” in the Prospectus.

Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Tax Consequences. Generally all earnings are tax-deferred until withdrawn or until annuity income payments begin. If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferred benefit. Distributions (which include surrenders, withdrawals, or payment of death benefits) from non-Qualified Contracts will generally result in taxable income if Contract Value has increased. Distributions from Qualified Contracts will generally result in taxable income even if Contract Value has not increased. All amounts includable in income with respect to the Contract are taxed at ordinary income tax rates. In certain circumstances, a 10% additional tax may also apply if the Owner takes a withdrawal before age 59½. See “Federal Tax Matters.”

Risk of Loss [Member]
Prospectus:
Risk [Text Block]
Risk of Loss

You can lose money by investing in this Contract, including loss of principal.
For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
Not a Short-Term Investment

This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Although you are permitted to take withdrawals or surrender the Contract, surrender charges and federal and state income taxes may apply.
Surrender charges may apply for up to seven (7) years following your last Purchase Payment. Withdrawals will reduce your Contract Value and death benefit.
The benefits of tax deferral and living benefit protections also mean the Contract is less beneficial to investors with a short time horizon.
For additional information about the investment profile of the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “CHARGES AND DEDUCTIONS,” ”FEDERAL TAX MATTERS,” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

Principal Risk [Text Block]
Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right investment for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Withdrawals can reduce the value of the optional Return of Purchase Payments Death Benefit, Maximum Anniversary Value Death Benefit, or Maximum Quarterly Value Death Benefit by more than the amount withdrawn. In addition, if you purchase a Protected Lifetime Income Benefit rider and your withdrawals from Contract Value exceed the annual withdrawal amount under the rider, your rider benefits may be significantly reduced or eliminated. Please discuss your insurance needs and financial objectives with your financial professional.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
Risks Associated with Investment Options

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.
Each Investment Option (including the Guaranteed Account) has its own unique risks.
You should review the prospectuses for the available Funds and consult with your financial professional before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

Principal Risk [Text Block]
Investment Risk. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Funds you have chosen. The Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract as well as the Benefit Base if you select a Protected Lifetime Income Benefit rider under the RightTime option and your ability to increase the Benefit Base if you select a Protected Lifetime Income Benefit rider either at Contract Issue or later under the RightTime option. The investment risks are described in the prospectuses for the Funds.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
Insurance Company Risks

An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Guaranteed Account), guarantees, or benefits under the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS” in the Prospectus.

AB Variable Products Series Fund, Inc. - Balanced Hedged Allocation Portfolio - Class B [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. - Balanced Hedged Allocation Portfolio - Class B	[10]
Current Expenses [Percent]	0.98%	[10]
Average Annual Total Returns, 1 Year [Percent]	12.66%	[10]
Average Annual Total Returns, 5 Years [Percent]	5.92%	[10]
Average Annual Total Returns, 10 Years [Percent]	5.04%	[10]
AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.86%
Average Annual Total Returns, 5 Years [Percent]	10.51%
Average Annual Total Returns, 10 Years [Percent]	7.29%
AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B	[10]
Current Expenses [Percent]	0.91%	[10]
Average Annual Total Returns, 1 Year [Percent]	34.78%	[10]
Average Annual Total Returns, 5 Years [Percent]	17.56%	[10]
Average Annual Total Returns, 10 Years [Percent]	14.60%	[10]
AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B	[10]
Current Expenses [Percent]	0.86%	[10]
Average Annual Total Returns, 1 Year [Percent]	11.72%	[10]
Average Annual Total Returns, 5 Years [Percent]	11.57%	[10]
Average Annual Total Returns, 10 Years [Percent]	9.05%	[10]
AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B	[10]
Current Expenses [Percent]	1.15%	[10]
Average Annual Total Returns, 1 Year [Percent]	17.72%	[10]
Average Annual Total Returns, 5 Years [Percent]	10.29%	[10]
Average Annual Total Returns, 10 Years [Percent]	8.26%	[10]
American Funds Insurance Series® American Funds® Global Balanced Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® American Funds® Global Balanced Fund - Class 4	[10]
Current Expenses [Percent]	1.02%	[10]
Average Annual Total Returns, 1 Year [Percent]	13.45%	[10]
Average Annual Total Returns, 5 Years [Percent]	7.16%	[10]
Average Annual Total Returns, 10 Years [Percent]	5.20%	[10]
American Funds Insurance Series® Asset Allocation Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Asset Allocation Fund - Class 4
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.92%
Average Annual Total Returns, 10 Years [Percent]	6.98%
American Funds Insurance Series® Capital Income Builder® - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital Income Builder® - Class 4	[10]
Current Expenses [Percent]	0.78%	[10]
Average Annual Total Returns, 1 Year [Percent]	8.75%	[10]
Average Annual Total Returns, 5 Years [Percent]	7.18%	[10]
Average Annual Total Returns, 10 Years [Percent]		[10]
American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4	[10]
Current Expenses [Percent]	0.91%	[10]
Average Annual Total Returns, 1 Year [Percent]	20.65%	[10]
Average Annual Total Returns, 5 Years [Percent]	10.07%	[10]
Average Annual Total Returns, 10 Years [Percent]	7.36%	[10]
American Funds Insurance Series® Global Growth Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Growth Fund - Class 4	[10]
Current Expenses [Percent]	0.91%	[10]
Average Annual Total Returns, 1 Year [Percent]	22.29%	[10]
Average Annual Total Returns, 5 Years [Percent]	13.36%	[10]
Average Annual Total Returns, 10 Years [Percent]	9.30%	[10]
American Funds Insurance Series® Global Small Capitalization Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Small Capitalization Fund - Class 4	[10]
Current Expenses [Percent]	1.16%	[10]
Average Annual Total Returns, 1 Year [Percent]	15.79%	[10]
Average Annual Total Returns, 5 Years [Percent]	8.03%	[10]
Average Annual Total Returns, 10 Years [Percent]	5.51%	[10]
American Funds Insurance Series® Growth Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth Fund - Class 4
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	38.13%
Average Annual Total Returns, 5 Years [Percent]	18.38%
Average Annual Total Returns, 10 Years [Percent]	14.07%
American Funds Insurance Series® Growth-Income Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth-Income Fund - Class 4
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	25.82%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	10.63%
American Funds Insurance Series® International Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® International Fund - Class 4
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	3.15%
American Funds Insurance Series® International Growth and Income Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® International Growth and Income Fund - Class 4
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	15.66%
Average Annual Total Returns, 5 Years [Percent]	5.86%
Average Annual Total Returns, 10 Years [Percent]	3.06%
American Funds Insurance Series® New World Fund® - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund® - Class 4	[10]
Current Expenses [Percent]	1.07%	[10]
Average Annual Total Returns, 1 Year [Percent]	15.67%	[10]
Average Annual Total Returns, 5 Years [Percent]	8.37%	[10]
Average Annual Total Returns, 10 Years [Percent]	4.43%	[10]
American Funds Insurance Series® The Bond Fund of America® - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® The Bond Fund of America® - Class 4	[10]
Current Expenses [Percent]	0.73%	[10]
Average Annual Total Returns, 1 Year [Percent]	4.72%	[10]
Average Annual Total Returns, 5 Years [Percent]	1.62%	[10]
Average Annual Total Returns, 10 Years [Percent]	1.83%	[10]
American Funds Insurance Series® U.S. Government Securities Fund® - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® U.S. Government Securities Fund® - Class 4	[10]
Current Expenses [Percent]	0.76%	[10]
Average Annual Total Returns, 1 Year [Percent]	2.62%	[10]
Average Annual Total Returns, 5 Years [Percent]	0.79%	[10]
Average Annual Total Returns, 10 Years [Percent]	1.27%	[10]
American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 4	[10]
Current Expenses [Percent]	0.77%	[10]
Average Annual Total Returns, 1 Year [Percent]	16.97%	[10]
Average Annual Total Returns, 5 Years [Percent]	12.33%	[10]
Average Annual Total Returns, 10 Years [Percent]	9.64%	[10]
BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III	[10]
Current Expenses [Percent]	0.56%	[10]
Average Annual Total Returns, 1 Year [Percent]	15.32%	[10]
Average Annual Total Returns, 5 Years [Percent]	8.69%	[10]
Average Annual Total Returns, 10 Years [Percent]		[10]
BlackRock Advantage SMID Cap V.I. Fund - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Advantage SMID Cap V.I. Fund - Class III	[10]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC	[10]
Current Expenses [Percent]	0.80%	[10]
Average Annual Total Returns, 1 Year [Percent]	18.63%	[10]
Average Annual Total Returns, 5 Years [Percent]	11.52%	[10]
Average Annual Total Returns, 10 Years [Percent]	8.28%	[10]
BlackRock Global Allocation V.I. Fund - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund - Class III	[10]
Portfolio Company Adviser [Text Block]	BlackRock (Singapore) Limited	[10]
Portfolio Company Subadviser [Text Block]	BlackRock International Limited	[10]
Current Expenses [Percent]	1.02%	[10]
Average Annual Total Returns, 1 Year [Percent]	12.49%	[10]
Average Annual Total Returns, 5 Years [Percent]	7.39%	[10]
Average Annual Total Returns, 10 Years [Percent]	4.63%	[10]
BlackRock International V.I. Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock International V.I. Fund - Class I	[10]
Portfolio Company Adviser [Text Block]	BlackRock International Limited	[10]
Current Expenses [Percent]	0.86%	[10]
Average Annual Total Returns, 1 Year [Percent]	19.02%	[10]
Average Annual Total Returns, 5 Years [Percent]	9.34%	[10]
Average Annual Total Returns, 10 Years [Percent]	4.02%	[10]
ClearBridge Variable Dividend Strategy Portfolio - Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Dividend Strategy Portfolio - Class II
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.01%
Average Annual Total Returns, 5 Years [Percent]	13.35%
Average Annual Total Returns, 10 Years [Percent]	10.17%
ClearBridge Variable Large Cap Growth Portfolio - Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Large Cap Growth Portfolio - Class II
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	43.66%
Average Annual Total Returns, 5 Years [Percent]	15.22%
Average Annual Total Returns, 10 Years [Percent]
ClearBridge Variable Mid Cap Portfolio - Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class II
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	10.46%
Average Annual Total Returns, 10 Years [Percent]	6.83%
ClearBridge Variable Small Cap Growth Portfolio - Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio - Class II
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Columbia Variable Portfolio - Balanced Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Balanced Fund - Class 2
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	21.10%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Columbia Variable Portfolio - Intermediate Bond Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Intermediate Bond Fund - Class 2
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.96%
Average Annual Total Returns, 5 Years [Percent]	1.34%
Average Annual Total Returns, 10 Years [Percent]	1.99%
Columbia Variable Portfolio - Limited Duration Credit Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Limited Duration Credit Fund - Class 2	[10]
Current Expenses [Percent]	0.66%	[10]
Average Annual Total Returns, 1 Year [Percent]	6.66%	[10]
Average Annual Total Returns, 5 Years [Percent]	2.36%	[10]
Average Annual Total Returns, 10 Years [Percent]	1.65%	[10]
Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2	[10]
Current Expenses [Percent]	1.07%	[10]
Average Annual Total Returns, 1 Year [Percent]	10.05%	[10]
Average Annual Total Returns, 5 Years [Percent]	13.05%	[10]
Average Annual Total Returns, 10 Years [Percent]	8.16%	[10]
Columbia Variable Portfolio - Seligman Global Technology Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Seligman Global Technology Fund - Class 2	[10]
Current Expenses [Percent]	1.20%	[10]
Average Annual Total Returns, 1 Year [Percent]	44.87%	[10]
Average Annual Total Returns, 5 Years [Percent]	25.34%	[10]
Average Annual Total Returns, 10 Years [Percent]	20.11%	[10]
Columbia Variable Portfolio - Strategic Income Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Strategic Income Fund - Class 2	[10]
Current Expenses [Percent]	0.94%	[10]
Average Annual Total Returns, 1 Year [Percent]	9.20%	[10]
Average Annual Total Returns, 5 Years [Percent]	2.91%	[10]
Average Annual Total Returns, 10 Years [Percent]	2.99%	[10]
Fidelity® VIP Asset Manager: Growth Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Asset Manager: Growth Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	16.05%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	6.30%
Fidelity® VIP Asset Manager Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Asset Manager Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.65%
Average Annual Total Returns, 5 Years [Percent]	7.22%
Average Annual Total Returns, 10 Years [Percent]	5.14%
Fidelity® VIP Balanced Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Balanced Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	21.29%
Average Annual Total Returns, 5 Years [Percent]	12.16%
Average Annual Total Returns, 10 Years [Percent]	8.81%
Fidelity® VIP Bond Index Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Bond Index Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	5.13%
Average Annual Total Returns, 5 Years [Percent]	0.64%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® VIP Contrafund® Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.12%
Average Annual Total Returns, 5 Years [Percent]	16.36%
Average Annual Total Returns, 10 Years [Percent]	11.33%
Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	20.67%
Average Annual Total Returns, 5 Years [Percent]	11.54%
Average Annual Total Returns, 10 Years [Percent]	7.21%
Fidelity® VIP Emerging Markets Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	9.49%
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Fidelity® VIP Energy Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Energy Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	0.70%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	2.37%
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2	[10]
Current Expenses [Percent]	0.70%	[10]
Average Annual Total Returns, 1 Year [Percent]	7.91%	[10]
Average Annual Total Returns, 5 Years [Percent]	3.74%	[10]
Average Annual Total Returns, 10 Years [Percent]	3.03%	[10]
Fidelity® VIP FundsManager 70% Portfolio – Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 70% Portfolio – Service Class 2	[10]
Current Expenses [Percent]	0.89%	[10]
Average Annual Total Returns, 1 Year [Percent]	15.57%	[10]
Average Annual Total Returns, 5 Years [Percent]	9.58%	[10]
Average Annual Total Returns, 10 Years [Percent]	6.74%	[10]
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	[10]
Current Expenses [Percent]	0.93%	[10]
Average Annual Total Returns, 1 Year [Percent]	17.48%	[10]
Average Annual Total Returns, 5 Years [Percent]	11.10%	[10]
Average Annual Total Returns, 10 Years [Percent]	7.72%	[10]
Fidelity® VIP Growth & Income Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	18.41%
Average Annual Total Returns, 5 Years [Percent]	14.50%
Average Annual Total Returns, 10 Years [Percent]	10.00%
Fidelity® VIP Growth Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	35.89%
Average Annual Total Returns, 5 Years [Percent]	19.34%
Average Annual Total Returns, 10 Years [Percent]	14.51%
Fidelity® VIP Health Care Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	4.01%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	10.39%
Fidelity® VIP High Income Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP High Income Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	10.24%
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	3.14%
Fidelity® VIP Index 500 Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	25.88%
Average Annual Total Returns, 5 Years [Percent]	15.27%
Average Annual Total Returns, 10 Years [Percent]	11.64%
Fidelity® VIP International Capital Appreciation Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP International Capital Appreciation Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	27.18%
Average Annual Total Returns, 5 Years [Percent]	11.15%
Average Annual Total Returns, 10 Years [Percent]	7.48%
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	2.08%
Fidelity® VIP Mid Cap Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Fidelity® VIP Strategic Income Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; Fidelity Management & Research (Hong Kong) Ltd; FIL Investment Advisors (UK) Ltd
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	3.10%
Fidelity® VIP Target Volatility Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Target Volatility Portfolio - Service Class 2	[10]
Current Expenses [Percent]	0.80%	[10]
Average Annual Total Returns, 1 Year [Percent]	13.93%	[10]
Average Annual Total Returns, 5 Years [Percent]	6.84%	[10]
Average Annual Total Returns, 10 Years [Percent]	5.25%	[10]
Fidelity® VIP Technology Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Technology Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	58.32%
Average Annual Total Returns, 5 Years [Percent]	26.57%
Average Annual Total Returns, 10 Years [Percent]	19.61%
Fidelity® VIP Value Strategies Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Value Strategies Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	20.61%
Average Annual Total Returns, 5 Years [Percent]	16.63%
Average Annual Total Returns, 10 Years [Percent]	9.10%
Franklin DynaTech VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin DynaTech VIP Fund - Class 2	[10]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[10]
Current Expenses [Percent]	0.90%	[10]
Average Annual Total Returns, 1 Year [Percent]	43.77%	[10]
Average Annual Total Returns, 5 Years [Percent]	13.76%	[10]
Average Annual Total Returns, 10 Years [Percent]	10.37%	[10]
Franklin Income VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 2	[10]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[10]
Current Expenses [Percent]	0.71%	[10]
Average Annual Total Returns, 1 Year [Percent]	8.62%	[10]
Average Annual Total Returns, 5 Years [Percent]	6.98%	[10]
Average Annual Total Returns, 10 Years [Percent]	5.01%	[10]
Franklin Rising Dividends VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund - Class 2	[10]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[10]
Current Expenses [Percent]	0.90%	[10]
Average Annual Total Returns, 1 Year [Percent]	12.08%	[10]
Average Annual Total Returns, 5 Years [Percent]	13.75%	[10]
Average Annual Total Returns, 10 Years [Percent]	10.23%	[10]
Franklin Small Cap Value VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund - Class 2	[10]
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC	[10]
Current Expenses [Percent]	0.91%	[10]
Average Annual Total Returns, 1 Year [Percent]	12.75%	[10]
Average Annual Total Returns, 5 Years [Percent]	11.06%	[10]
Average Annual Total Returns, 10 Years [Percent]	7.04%	[10]
Franklin Small-Mid Cap Growth VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund - Class 2	[10]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[10]
Current Expenses [Percent]	1.08%	[10]
Average Annual Total Returns, 1 Year [Percent]	26.74%	[10]
Average Annual Total Returns, 5 Years [Percent]	13.51%	[10]
Average Annual Total Returns, 10 Years [Percent]	8.96%	[10]
Goldman Sachs VIT Core Fixed Income Fund - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Core Fixed Income Fund - Service Class	[10]
Current Expenses [Percent]	0.67%	[10]
Average Annual Total Returns, 1 Year [Percent]	5.83%	[10]
Average Annual Total Returns, 5 Years [Percent]	1.13%	[10]
Average Annual Total Returns, 10 Years [Percent]	1.64%	[10]
Goldman Sachs VIT Mid Cap Growth Fund - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Growth Fund - Service Class	[10]
Current Expenses [Percent]	0.99%	[10]
Average Annual Total Returns, 1 Year [Percent]	18.45%	[10]
Average Annual Total Returns, 5 Years [Percent]	13.48%	[10]
Average Annual Total Returns, 10 Years [Percent]	9.33%	[10]
Goldman Sachs VIT Mid Cap Value Fund - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Value Fund - Service Class	[10]
Current Expenses [Percent]	1.09%	[10]
Average Annual Total Returns, 1 Year [Percent]	11.11%	[10]
Average Annual Total Returns, 5 Years [Percent]	13.06%	[10]
Average Annual Total Returns, 10 Years [Percent]	7.82%	[10]
Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class	[10]
Current Expenses [Percent]	1.06%	[10]
Average Annual Total Returns, 1 Year [Percent]	18.95%	[10]
Average Annual Total Returns, 5 Years [Percent]	9.76%	[10]
Average Annual Total Returns, 10 Years [Percent]	7.53%	[10]
Goldman Sachs VIT Strategic Growth Fund - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Strategic Growth Fund - Service Class	[10]
Current Expenses [Percent]	1.00%	[10]
Average Annual Total Returns, 1 Year [Percent]	41.65%	[10]
Average Annual Total Returns, 5 Years [Percent]	17.05%	[10]
Average Annual Total Returns, 10 Years [Percent]	12.88%	[10]
Goldman Sachs VIT Trend Driven Allocation Fund - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Trend Driven Allocation Fund - Service Class	[10]
Current Expenses [Percent]	0.97%	[10]
Average Annual Total Returns, 1 Year [Percent]	15.57%	[10]
Average Annual Total Returns, 5 Years [Percent]	4.81%	[10]
Average Annual Total Returns, 10 Years [Percent]	3.41%	[10]
Invesco® V.I. Balanced-Risk Allocation Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Balanced-Risk Allocation Fund - Series II	[10]
Current Expenses [Percent]	1.13%	[10]
Average Annual Total Returns, 1 Year [Percent]	6.40%	[10]
Average Annual Total Returns, 5 Years [Percent]	4.66%	[10]
Average Annual Total Returns, 10 Years [Percent]	3.79%	[10]
Invesco® V.I. Comstock Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Comstock Fund - Series II
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.10%
Average Annual Total Returns, 5 Years [Percent]	13.20%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Invesco® V.I. Discovery Mid Cap Growth Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Discovery Mid Cap Growth Fund - Series II
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	12.47%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Invesco® V.I. Equity and Income Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Equity and Income Fund - Series II
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.24%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	6.78%
Invesco® V.I. Global Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Global Fund - Series II
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	34.45%
Average Annual Total Returns, 5 Years [Percent]	12.02%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Invesco® V.I. Global Real Estate Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Global Real Estate Fund - Series II
Portfolio Company Adviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	2.84%
Invesco® V.I. Government Securities Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Government Securities Fund - Series II
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	4.46%
Average Annual Total Returns, 5 Years [Percent]	0.42%
Average Annual Total Returns, 10 Years [Percent]	0.90%
Invesco® V.I. Growth and Income Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Growth and Income Fund - Series II
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.41%
Average Annual Total Returns, 5 Years [Percent]	11.49%
Average Annual Total Returns, 10 Years [Percent]	7.98%
Invesco® V.I. Main Street Mid Cap Fund® - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Main Street Mid Cap Fund® - Series II
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	10.32%
Average Annual Total Returns, 10 Years [Percent]	6.45%
Invesco® V.I. Main Street Small Cap Fund® - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Main Street Small Cap Fund® - Series II
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	17.82%
Average Annual Total Returns, 5 Years [Percent]	12.79%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Invesco® V.I. Small Cap Equity Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Small Cap Equity Fund - Series II
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	16.26%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	6.28%
Invesco® V.I. U.S. Government Money Portfolio - Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. U.S. Government Money Portfolio - Series I
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	4.53%
Average Annual Total Returns, 5 Years [Percent]	1.53%
Average Annual Total Returns, 10 Years [Percent]	0.94%
Janus Henderson Enterprise Portfolio - Service Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio - Service Shares
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	13.14%
Average Annual Total Returns, 10 Years [Percent]	11.82%
Janus Henderson Forty Portfolio - Service Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Forty Portfolio - Service Shares
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	39.65%
Average Annual Total Returns, 5 Years [Percent]	16.64%
Average Annual Total Returns, 10 Years [Percent]	13.45%
Janus Henderson Global Sustainable Equity Portfolio - Service Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Global Sustainable Equity Portfolio - Service Shares	[10]
Current Expenses [Percent]	1.12%	[10]
Average Annual Total Returns, 1 Year [Percent]	23.24%	[10]
Average Annual Total Returns, 5 Years [Percent]		[10]
Average Annual Total Returns, 10 Years [Percent]		[10]
Janus Henderson Global Technology and Innovation Portfolio - Service Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Global Technology and Innovation Portfolio - Service Shares
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	54.27%
Average Annual Total Returns, 5 Years [Percent]	20.05%
Average Annual Total Returns, 10 Years [Percent]	16.86%
Janus Henderson Overseas Portfolio - Service Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio - Service Shares
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	10.58%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	3.38%
Janus Henderson VIT Balanced Portfolio - Service Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio - Service Shares
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	15.13%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	7.73%
LVIP American Century Balanced Fund - Standard Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Balanced Fund - Standard Class II	[10],[11]
Portfolio Company Adviser [Text Block]	American Century Investments® VP Balanced Fund - Class I	[10],[11]
Current Expenses [Percent]	0.77%	[10],[11]
Average Annual Total Returns, 1 Year [Percent]	16.41%	[10],[11]
Average Annual Total Returns, 5 Years [Percent]	8.50%	[10],[11]
Average Annual Total Returns, 10 Years [Percent]	6.55%	[10],[11]
LVIP American Century Disciplined Core Value Fund - Standard Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Disciplined Core Value Fund - Standard Class II(formerly, American Century Investments® VP Disciplined Core Value Fund - Class I)	[10],[11]
Current Expenses [Percent]	0.71%	[10],[11]
Average Annual Total Returns, 1 Year [Percent]	8.65%	[10],[11]
Average Annual Total Returns, 5 Years [Percent]	10.19%	[10],[11]
Average Annual Total Returns, 10 Years [Percent]	8.19%	[10],[11]
LVIP American Century International Fund - Standard Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century International Fund - Standard Class II(formerly, American Century Investments® VP International Fund - Class I)	[10],[11]
Current Expenses [Percent]	0.95%	[10],[11]
Average Annual Total Returns, 1 Year [Percent]	12.57%	[10],[11]
Average Annual Total Returns, 5 Years [Percent]	8.29%	[10],[11]
Average Annual Total Returns, 10 Years [Percent]	4.07%	[10],[11]
LVIP American Century Ultra Fund - Standard Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Ultra Fund - Standard Class II(formerly, American Century Investments® VP Ultra® Fund - Class I)	[10],[11]
Current Expenses [Percent]	0.75%	[10],[11]
Average Annual Total Returns, 1 Year [Percent]	43.51%	[10],[11]
Average Annual Total Returns, 5 Years [Percent]	19.24%	[10],[11]
Average Annual Total Returns, 10 Years [Percent]	14.64%	[10],[11]
Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.34%
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	3.51%
Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC	[10]
Current Expenses [Percent]	0.99%	[10]
Average Annual Total Returns, 1 Year [Percent]	15.94%	[10]
Average Annual Total Returns, 5 Years [Percent]	13.20%	[10]
Average Annual Total Returns, 10 Years [Percent]	10.20%	[10]
Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC	[10]
Current Expenses [Percent]	1.08%	[10]
Average Annual Total Returns, 1 Year [Percent]	14.33%	[10]
Average Annual Total Returns, 5 Years [Percent]	9.90%	[10]
Average Annual Total Returns, 10 Years [Percent]	7.06%	[10]
Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	10.40%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	7.20%
Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	4.97%
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]
MFS® VIT Growth Series - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Growth Series - Service Class	[10]
Current Expenses [Percent]	0.98%	[10]
Average Annual Total Returns, 1 Year [Percent]	35.51%	[10]
Average Annual Total Returns, 5 Years [Percent]	15.59%	[10]
Average Annual Total Returns, 10 Years [Percent]	12.69%	[10]
MFS® VIT II Core Equity Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT II Core Equity Portfolio - Service Class	[10]
Current Expenses [Percent]	1.06%	[10]
Average Annual Total Returns, 1 Year [Percent]	22.79%	[10]
Average Annual Total Returns, 5 Years [Percent]	14.79%	[10]
Average Annual Total Returns, 10 Years [Percent]	11.33%	[10]
MFS® VIT III Blended Research® Small Cap Equity Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT III Blended Research® Small Cap Equity Portfolio - Service Class	[10]
Current Expenses [Percent]	0.76%	[10]
Average Annual Total Returns, 1 Year [Percent]	18.67%	[10]
Average Annual Total Returns, 5 Years [Percent]	10.01%	[10]
Average Annual Total Returns, 10 Years [Percent]	8.00%	[10]
MFS® VIT III Global Real Estate Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT III Global Real Estate Portfolio - Service Class	[10]
Current Expenses [Percent]	1.15%	[10]
Average Annual Total Returns, 1 Year [Percent]	11.20%	[10]
Average Annual Total Returns, 5 Years [Percent]	6.16%	[10]
Average Annual Total Returns, 10 Years [Percent]	6.28%	[10]
MFS® VIT III Mid Cap Value Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT III Mid Cap Value Portfolio - Service Class	[10]
Current Expenses [Percent]	1.04%	[10]
Average Annual Total Returns, 1 Year [Percent]	12.39%	[10]
Average Annual Total Returns, 5 Years [Percent]	12.60%	[10]
Average Annual Total Returns, 10 Years [Percent]	8.46%	[10]
MFS® VIT II International Growth Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT II International Growth Portfolio - Service Class	[10]
Current Expenses [Percent]	1.13%	[10]
Average Annual Total Returns, 1 Year [Percent]	14.39%	[10]
Average Annual Total Returns, 5 Years [Percent]	9.20%	[10]
Average Annual Total Returns, 10 Years [Percent]	6.09%	[10]
MFS® VIT II International Intrinsic Value Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT II International Intrinsic Value Portfolio - Service Class	[10]
Current Expenses [Percent]	1.14%	[10]
Average Annual Total Returns, 1 Year [Percent]	17.37%	[10]
Average Annual Total Returns, 5 Years [Percent]	8.31%	[10]
Average Annual Total Returns, 10 Years [Percent]	6.66%	[10]
MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class	[10]
Current Expenses [Percent]	0.98%	[10]
Average Annual Total Returns, 1 Year [Percent]	23.70%	[10]
Average Annual Total Returns, 5 Years [Percent]	16.39%	[10]
Average Annual Total Returns, 10 Years [Percent]	12.44%	[10]
MFS® VIT II Research International Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT II Research International Portfolio - Service Class	[10]
Current Expenses [Percent]	1.14%	[10]
Average Annual Total Returns, 1 Year [Percent]	12.83%	[10]
Average Annual Total Returns, 5 Years [Percent]	8.23%	[10]
Average Annual Total Returns, 10 Years [Percent]	3.89%	[10]
MFS® VIT Mid Cap Growth Series - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Mid Cap Growth Series - Service Class	[10]
Current Expenses [Percent]	1.05%	[10]
Average Annual Total Returns, 1 Year [Percent]	20.97%	[10]
Average Annual Total Returns, 5 Years [Percent]	13.05%	[10]
Average Annual Total Returns, 10 Years [Percent]	10.85%	[10]
MFS® VIT New Discovery Series - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT New Discovery Series - Service Class	[10]
Current Expenses [Percent]	1.12%	[10]
Average Annual Total Returns, 1 Year [Percent]	14.25%	[10]
Average Annual Total Returns, 5 Years [Percent]	10.81%	[10]
Average Annual Total Returns, 10 Years [Percent]	7.41%	[10]
MFS® VIT Total Return Series - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Total Return Series - Service Class	[10]
Current Expenses [Percent]	0.86%	[10]
Average Annual Total Returns, 1 Year [Percent]	10.22%	[10]
Average Annual Total Returns, 5 Years [Percent]	8.27%	[10]
Average Annual Total Returns, 10 Years [Percent]	6.27%	[10]
MFS® VIT Utilities Series - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series - Service Class	[10]
Current Expenses [Percent]	1.04%	[10]
Average Annual Total Returns, 1 Year [Percent]	(2.33%)	[10]
Average Annual Total Returns, 5 Years [Percent]	8.05%	[10]
Average Annual Total Returns, 10 Years [Percent]	6.13%	[10]
Morgan Stanley VIF Global Infrastructure Portfolio - Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Morgan Stanley VIF Global Infrastructure Portfolio - Class II	[10]
Current Expenses [Percent]	1.12%	[10]
Average Annual Total Returns, 1 Year [Percent]	4.27%	[10]
Average Annual Total Returns, 5 Years [Percent]	6.55%	[10]
Average Annual Total Returns, 10 Years [Percent]	4.98%	[10]
Morgan Stanley VIF Global Strategist Portfolio - Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Morgan Stanley VIF Global Strategist Portfolio - Class II	[10]
Current Expenses [Percent]	1.00%	[10]
Average Annual Total Returns, 1 Year [Percent]	13.94%	[10]
Average Annual Total Returns, 5 Years [Percent]	5.94%	[10]
Average Annual Total Returns, 10 Years [Percent]	3.81%	[10]
Morgan Stanley VIF Growth Portfolio - Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Morgan Stanley VIF Growth Portfolio - Class II	[10]
Current Expenses [Percent]	0.82%	[10]
Average Annual Total Returns, 1 Year [Percent]	48.32%	[10]
Average Annual Total Returns, 5 Years [Percent]	10.95%	[10]
Average Annual Total Returns, 10 Years [Percent]	11.62%	[10]
PIMCO VIT All Asset Portfolio - Advisor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT All Asset Portfolio - Advisor Class	[10]
Portfolio Company Adviser [Text Block]	Research Affiliates LLC	[10]
Current Expenses [Percent]	2.29%	[10]
Average Annual Total Returns, 1 Year [Percent]	8.02%	[10]
Average Annual Total Returns, 5 Years [Percent]	5.90%	[10]
Average Annual Total Returns, 10 Years [Percent]	3.93%	[10]
PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class	[10]
Current Expenses [Percent]	1.31%	[10]
Average Annual Total Returns, 1 Year [Percent]	13.64%	[10]
Average Annual Total Returns, 5 Years [Percent]	5.40%	[10]
Average Annual Total Returns, 10 Years [Percent]	4.03%	[10]
PIMCO VIT High Yield Portfolio - Advisor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT High Yield Portfolio - Advisor Class
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	12.11%
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	4.04%
PIMCO VIT Income Portfolio - Advisor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Income Portfolio - Advisor Class
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	8.14%
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]
PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class
Current Expenses [Percent]	2.11%
Average Annual Total Returns, 1 Year [Percent]	3.88%
Average Annual Total Returns, 5 Years [Percent]	(1.40%)
Average Annual Total Returns, 10 Years [Percent]	1.96%
PIMCO VIT Low Duration Portfolio - Advisor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio - Advisor Class
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	0.82%
PIMCO VIT Real Return Portfolio - Advisor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Portfolio - Advisor Class
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	2.15%
PIMCO VIT Short-Term Portfolio - Advisor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Short-Term Portfolio - Advisor Class
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.80%
Average Annual Total Returns, 5 Years [Percent]	2.02%
Average Annual Total Returns, 10 Years [Percent]	1.76%
PIMCO VIT Total Return Portfolio - Advisor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio - Advisor Class
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.83%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Protective Life Dynamic Allocation Series - Conservative Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Protective Life Dynamic Allocation Series - Conservative Portfolio	[10]
Current Expenses [Percent]	0.90%	[10]
Average Annual Total Returns, 1 Year [Percent]	11.44%	[10]
Average Annual Total Returns, 5 Years [Percent]	2.81%	[10]
Average Annual Total Returns, 10 Years [Percent]		[10]
Protective Life Dynamic Allocation Series - Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Protective Life Dynamic Allocation Series - Growth Portfolio	[10]
Current Expenses [Percent]	0.90%	[10]
Average Annual Total Returns, 1 Year [Percent]	18.34%	[10]
Average Annual Total Returns, 5 Years [Percent]	4.73%	[10]
Average Annual Total Returns, 10 Years [Percent]		[10]
Protective Life Dynamic Allocation Series - Moderate Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Protective Life Dynamic Allocation Series - Moderate Portfolio	[10]
Current Expenses [Percent]	0.90%	[10]
Average Annual Total Returns, 1 Year [Percent]	13.52%	[10]
Average Annual Total Returns, 5 Years [Percent]	3.46%	[10]
Average Annual Total Returns, 10 Years [Percent]		[10]
T. Rowe Price® All-Cap Opportunities Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price® All-Cap Opportunities Portfolio	[10]
Current Expenses [Percent]	0.80%	[10]
Average Annual Total Returns, 1 Year [Percent]	28.96%	[10]
Average Annual Total Returns, 5 Years [Percent]	18.96%	[10]
Average Annual Total Returns, 10 Years [Percent]	14.57%	[10]
T. Rowe Price® Blue Chip Growth Portfolio - II Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price® Blue Chip Growth Portfolio - II Class	[10]
Current Expenses [Percent]	1.00%	[10]
Average Annual Total Returns, 1 Year [Percent]	48.96%	[10]
Average Annual Total Returns, 5 Years [Percent]	13.22%	[10]
Average Annual Total Returns, 10 Years [Percent]	12.03%	[10]
T. Rowe Price® Health Sciences Portfolio - II Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price® Health Sciences Portfolio - II Class
Average Annual Total Returns, 1 Year [Percent]	2.68%
Average Annual Total Returns, 5 Years [Percent]	10.96%
Average Annual Total Returns, 10 Years [Percent]	11.03%
T. Rowe Price® Mid-Cap Growth Portfolio - II Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price® Mid-Cap Growth Portfolio - II Class	[10]
Current Expenses [Percent]	1.09%	[10]
Average Annual Total Returns, 1 Year [Percent]	19.63%	[10]
Average Annual Total Returns, 5 Years [Percent]	11.36%	[10]
Average Annual Total Returns, 10 Years [Percent]	10.22%	[10]
T. Rowe Price® Moderate Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price® Moderate Allocation Portfolio	[10]
Current Expenses [Percent]	0.85%	[10]
Average Annual Total Returns, 1 Year [Percent]	15.35%	[10]
Average Annual Total Returns, 5 Years [Percent]	7.31%	[10]
Average Annual Total Returns, 10 Years [Percent]	5.91%	[10]
Templeton Developing Markets VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Developing Markets VIP Fund - Class 2	[10]
Portfolio Company Adviser [Text Block]	Franklin Templeton Investment Management, Ltd	[10]
Current Expenses [Percent]	1.35%	[10]
Average Annual Total Returns, 1 Year [Percent]	12.62%	[10]
Average Annual Total Returns, 5 Years [Percent]	4.22%	[10]
Average Annual Total Returns, 10 Years [Percent]	2.32%	[10]
Templeton Global Bond VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund - Class 2	[10]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[10]
Current Expenses [Percent]	0.75%	[10]
Average Annual Total Returns, 1 Year [Percent]	2.88%	[10]
Average Annual Total Returns, 5 Years [Percent]	(2.13%)	[10]
Average Annual Total Returns, 10 Years [Percent]	(0.66%)	[10]
Western Asset Core Plus VIT Portfolio - Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT Portfolio - Class II
Portfolio Company Adviser [Text Block]	Western Asset Management Company Pte Ltd. – Singapore
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Ltd. – Japan; Western Asset Management Company Limited – UK
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	6.44%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]
Annual Fund Expenses after [Member]
Prospectus:
Portfolio Company Expenses Minimum [Percent]	0.35%	[12]
Portfolio Company Expenses Maximum [Percent]	2.29%	[12]
Annual Fund Expenses before [Member]
Prospectus:
Portfolio Company Expenses Minimum [Percent]	0.35%
Portfolio Company Expenses Maximum [Percent]	4.52%
Additional Tax for Early Withdrawal [Member]
Prospectus:
Other Transaction Fee, Current [Percent]	10.00%
Administration Charge [Member]
Prospectus:
Other Annual Expense (of Average Account Value), Current [Percent]	0.10%
Automatic Withdrawal Plan (AWP) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]
Name of Benefit [Text Block]	Automatic Withdrawal Plan (“AWP”)
Purpose of Benefit [Text Block]	Automatically withdraws a level dollar amount from the Contract on a monthly or quarterly basis before the Annuity Date.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]
Brief Restrictions / Limitations [Text Block]	Income taxes, including an additional tax if you are younger than age 59½, may apply
Name of Benefit [Text Block]	Automatic Withdrawal Plan (“AWP”)
Contract Value Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]
Name of Benefit [Text Block]	Contract Value Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your Contract Value.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]
Brief Restrictions / Limitations [Text Block]	• None.
Name of Benefit [Text Block]	Contract Value Death Benefit
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]	Contract Value Death Benefit The Contract Value Death Benefit will equal the Contract Value.
Dollar Cost Averaging [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Automatically transfers a specific amount of money from the DCA Account or the Fixed Account to the Sub-Accounts you select, on a monthly basis over a specific period of time.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Dollar Cost Averaging
Maximum Anniversary Value Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%	[13],[14],[15]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Name of Benefit [Text Block]	Maximum Anniversary Value Death Benefit
Purpose of Benefit [Text Block]
Equal to the greatest of:
1.
the Contract Value,

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment reduces the Maximum Anniversary Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any surrender charges, reduces the Contract Value), or

3.
the greatest anniversary value attained prior to the older Owner’s 83rd birthday.

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%	[13],[14],[15]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Brief Restrictions / Limitations [Text Block]
•
Available only at purchase.

•
Death Benefit will never be more than the Contract Value plus $1,000,000.

•
It is possible that this Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee.

•
Cannot be elected if the oldest Owner is 78 or older.

•
Withdrawals reduce the value of the Death Benefit by more than the amount withdrawn.

Name of Benefit [Text Block]	Maximum Anniversary Value Death Benefit
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]
Optional Maximum Anniversary Value Death Benefit
At the time of application, you may select the Maximum Anniversary Value Death Benefit if the Issue Date of the Contract is before the oldest Owner’s 78th birthday.
We will determine an anniversary value for each Contract Anniversary occurring before the earlier of the older Owner’s 83rd birthday or the deceased Owner’s date of death. Each anniversary value is equal to the sum of:
•
the Contract Value on that Contract Anniversary; plus

•
all Purchase Payments since that Contract Anniversary; minus

•
an adjustment for each withdrawal (including any withdrawal made under the SecurePay Protector rider or the SecurePay Investor rider) since that Contract Anniversary.

The adjustment for each withdrawal since the relevant Contract Anniversary is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the value of the Maximum Anniversary Value Death Benefit is greater than the Contract Value at the time of the withdrawal, the downward adjustment to the death benefit will be larger than the amount withdrawn.
The Maximum Anniversary Value Death Benefit will equal the greatest of  (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each withdrawal; or (3) the greatest anniversary value attained prior to the older Owner’s 83rd birthday; provided, however, that the Maximum Anniversary Value Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each withdrawal in item (2) is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of surrender in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the Contract Value is lower than the Maximum Anniversary Value Death Benefit at the time of the withdrawal, the adjustment will be larger than the amount withdrawn. See Appendix A for an example of the calculation of the Maximum Anniversary Value Death Benefit.
It is possible that, at the time of an Owner’s death, the Maximum Anniversary Value Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee. You should consult a qualified financial advisor to carefully consider this possibility and the cost of the Maximum Anniversary Value Death Benefit before you decide whether the Maximum Anniversary Value Death Benefit is right for you.
Suspension of Maximum Anniversary Value Death Benefit.   For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. We will, however, continue to assess the death benefit fee during this period. During the one-year suspension period, we will continue to calculate the Maximum Anniversary Value Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death at our Administrative Office. If death occurs after the one-year period has ended, we will include the Contract Value on the Contract Anniversary occurring during the one-year suspension as well as Purchase Payments received and withdrawals made during the one-year suspension when calculating the Maximum Anniversary Value Death Benefit.

Fees and Costs of Benefit [Text Block]
Maximum Anniversary Value Death Benefit Fee
We assess a fee for the Maximum Anniversary Value Death Benefit. If you select this death benefit, you must pay a fee based on the value of the death benefit on the day the fee is assessed. This fee is assessed on a monthly basis. (See “Charges and Deductions, Death Benefit Fee.”) It is possible that this fee (or some portion thereof) could be treated for federal tax purposes as a withdrawal from the Contract. (See “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”)

Maximum Quarterly Value Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%	[13],[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Name of Benefit [Text Block]	Maximum Quarterly Value Death Benefit
Purpose of Benefit [Text Block]
Equal to the greatest of:
1.
the Contract Value,

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment reduces the Maximum Quarterly Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any surrender charges, reduces the Contract Value), or

3.
the greatest Quarterly Anniversary value attained prior to the older Owner’s 83rd birthday.

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%	[13],[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]
•
Available only at purchase.

•
Death Benefit will never be more than the Contract Value plus $1,000,000.

•
It is possible that this Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee.

•
Cannot be elected if the oldest Owner is 78 or older.

•
Withdrawals can reduce the value of the Death Benefit by more than the amount withdrawn.

Name of Benefit [Text Block]	Maximum Quarterly Value Death Benefit
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]
Optional Maximum Quarterly Value Death Benefit
At the time of application, you may select the Maximum Quarterly Value Death Benefit if the Issue Date of the Contract is before the oldest Owner’s 78th birthday.
We will determine a quarterly value for each Quarterly Anniversary occurring before the earlier of the older Owner’s 83rd birthday or the deceased Owner’s date of death. Each quarterly value is equal to the sum of:
•
the Contract Value on that Quarterly Anniversary; plus

•
all Purchase Payments since that Quarterly Anniversary; minus

•
an adjustment for each withdrawal (including any withdrawal made under the SecurePayProtector rider or the SecurePay Investor rider) since that Quarterly Anniversary.

The adjustment for each withdrawal since the relevant Quarterly Anniversary is the amount that reduces the Maximum Quarterly Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the value of the Maximum Quarterly Value Death Benefit is greater than the Contract Value at the time of the withdrawal, the downward adjustment to the death benefit will be larger than the amount withdrawn.
The Maximum Quarterly Value Death Benefit will equal the greatest of  (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each withdrawal; or (3) the greatest Quarterly Anniversary value attained prior to the older Owner’s 83rd birthday; provided, however, that the Maximum Quarterly Value Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each withdrawal in item (2) is the amount that reduces the Maximum Quarterly Value Death Benefit at the time of surrender in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the Contract Value is lower than the Maximum Quarterly Value Death Benefit at the time of the withdrawal, the adjustment will be larger than the amount withdrawn. See Appendix A for an example of the calculation of the Maximum Quarterly Value Death Benefit.
It is possible that, at the time of an Owner’s death, the Maximum Quarterly Value Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee. You should consult a qualified financial advisor to carefully consider this possibility and the cost of the Maximum Quarterly Value Death Benefit before you decide whether the Maximum Quarterly Value Death Benefit is right for you.
Suspension of Maximum Quarterly Value Death Benefit.   For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. We will, however, continue to assess the death benefit fee during this period. During the one-year suspension period, we will continue to calculate the Maximum Quarterly Value Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death at our Administrative Office. If death occurs after the one-year period has ended, we will include the Contract Value on the Quarterly Anniversary occurring during the one-year suspension as well as Purchase Payments received and withdrawals made during the one-year suspension when calculating the Maximum Quarterly Value Death Benefit.

Fees and Costs of Benefit [Text Block]
Maximum Quarterly Value Death Benefit Fee
We assess a fee for the Maximum Quarterly Value Death Benefit. If you select this death benefit, you must pay a fee based on the value of the death benefit on the day the fee is assessed. This fee is assessed on a monthly basis. (See “CHARGES AND DEDUCTIONS, Death Benefit Fee.”) It is possible that this fee (or some portion thereof) could be treated for federal tax purposes as a withdrawal from the Contract. (See “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”)

Mortality and Expense Risk Charge [Member]
Prospectus:
Other Annual Expense (of Average Account Value), Current [Percent]	1.10%
Portfolio Rebalancing [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances the Sub-Accounts you select (either quarterly, semi-annually or annually) to maintain your chosen percentage allocation of Variable Account value among the Sub-Accounts.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]
Brief Restrictions / Limitations [Text Block]	Required under the SecurePay Protector rider.
Name of Benefit [Text Block]	Portfolio Rebalancing
Purchase of SecurePay Investor rider at Contract Purchase [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[17],[18],[19],[20]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[17],[18],[19],[20]
Purchase of SecurePay Investor rider under RightTime [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%	[17],[18],[19],[20]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%	[17],[18],[19],[20]
Purchase of SecurePay Protector rider at Contract Purchase [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[17],[18],[19],[20]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[17],[18],[19],[20]
Purchase of SecurePay Protector rider under RightTime [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%	[17],[18],[19],[20]
Surrender Example [Table Text Block]
1.
If you purchased the SecurePay Protector rider under RightTime:

a.
If you surrender the Contract at the end of the applicable time period:

i.
reflecting the maximum charge:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$14,277	$29,165	$43,105	$77,875
Minimum Fund Expense	$10,556	$18,508	$26,025	$48,164

ii.
reflecting the current charge:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$13,628	$27,219	$39,825	$71,507
Minimum Fund Expense	$9,896	$16,454	$22,431	$40,077

Annuitize Example [Table Text Block]
b.
If you annuitize(1) or remain invested in the Contract at the end of the applicable time period:

i.
reflecting the maximum charge:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$8,189	$24,326	$40,145	$77,875
Minimum Fund Expense	$4,212	$13,011	$22,336	$48,164

ii.
reflecting the current charge:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$7,495	$22,260	$36,726	$71,507
Minimum Fund Expense	$3,506	$10,831	$18,591	$40,077
		[9]
No Surrender Example [Table Text Block]
b.
If you annuitize(1) or remain invested in the Contract at the end of the applicable time period:

i.
reflecting the maximum charge:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$8,189	$24,326	$40,145	$77,875
Minimum Fund Expense	$4,212	$13,011	$22,336	$48,164

ii.
reflecting the current charge:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$7,495	$22,260	$36,726	$71,507
Minimum Fund Expense	$3,506	$10,831	$18,591	$40,077

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%	[17],[18],[19],[20]
Purchase of SecurePay Protector Rider under RightTime with Current Charge [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 13,628
Surrender Expense, 1 Year, Minimum [Dollars]	9,896
Surrender Expense, 3 Years, Maximum [Dollars]	27,219
Surrender Expense, 3 Years, Minimum [Dollars]	16,454
Surrender Expense, 5 Years, Maximum [Dollars]	39,825
Surrender Expense, 5 Years, Minimum [Dollars]	22,431
Surrender Expense, 10 Years, Maximum [Dollars]	71,507
Surrender Expense, 10 Years, Minimum [Dollars]	40,077
Annuitized Expense, 1 Year, Maximum [Dollars]	7,495	[9]
Annuitized Expense, 1 Year, Minimum [Dollars]	3,506	[9]
Annuitized Expense, 3 Years, Maximum [Dollars]	22,260	[9]
Annuitized Expense, 3 Years, Minimum [Dollars]	10,831	[9]
Annuitized Expense, 5 Years, Maximum [Dollars]	36,726	[9]
Annuitized Expense, 5 Years, Minimum [Dollars]	18,591	[9]
Annuitized Expense, 10 Years, Maximum [Dollars]	71,507	[9]
Annuitized Expense, 10 Years, Minimum [Dollars]	40,077	[9]
No Surrender Expense, 1 Year, Maximum [Dollars]	7,495
No Surrender Expense, 1 Year, Minimum [Dollars]	3,506
No Surrender Expense, 3 Years, Maximum [Dollars]	22,260
No Surrender Expense, 3 Years, Minimum [Dollars]	10,831
No Surrender Expense, 5 Years, Maximum [Dollars]	36,726
No Surrender Expense, 5 Years, Minimum [Dollars]	18,591
No Surrender Expense, 10 Years, Maximum [Dollars]	71,507
No Surrender Expense, 10 Years, Minimum [Dollars]	40,077
Purchase of SecurePay Protector rider under RightTime with Maximum Charge [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	14,277
Surrender Expense, 1 Year, Minimum [Dollars]	10,556
Surrender Expense, 3 Years, Maximum [Dollars]	29,165
Surrender Expense, 3 Years, Minimum [Dollars]	18,508
Surrender Expense, 5 Years, Maximum [Dollars]	43,105
Surrender Expense, 5 Years, Minimum [Dollars]	26,025
Surrender Expense, 10 Years, Maximum [Dollars]	77,875
Surrender Expense, 10 Years, Minimum [Dollars]	48,164
Annuitized Expense, 1 Year, Maximum [Dollars]	8,189	[9]
Annuitized Expense, 1 Year, Minimum [Dollars]	4,212	[9]
Annuitized Expense, 3 Years, Maximum [Dollars]	24,326	[9]
Annuitized Expense, 3 Years, Minimum [Dollars]	13,011	[9]
Annuitized Expense, 5 Years, Maximum [Dollars]	40,145	[9]
Annuitized Expense, 5 Years, Minimum [Dollars]	22,336	[9]
Annuitized Expense, 10 Years, Maximum [Dollars]	77,875	[9]
Annuitized Expense, 10 Years, Minimum [Dollars]	48,164	[9]
No Surrender Expense, 1 Year, Maximum [Dollars]	8,189
No Surrender Expense, 1 Year, Minimum [Dollars]	4,212
No Surrender Expense, 3 Years, Maximum [Dollars]	24,326
No Surrender Expense, 3 Years, Minimum [Dollars]	13,011
No Surrender Expense, 5 Years, Maximum [Dollars]	40,145
No Surrender Expense, 5 Years, Minimum [Dollars]	22,336
No Surrender Expense, 10 Years, Maximum [Dollars]	77,875
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 48,164
Rate Sheet Prospectus [Member]
Prospectus:
Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (1)	1.21%	1.21%
Investment Options (Fund fees and expenses) (2)	0.35%	4.52%
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20% (3)	1.50% (4)
(1) We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.
(2) As a percentage of Fund assets.
(3) As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.
(4) As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay Protector Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.
Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,605	Highest Annual Cost: $7,495
Assumes:	Assumes:
●
Investment of $100,000
●
5% annual appreciation
●
Least expensive combination of Fund fees and expenses
●
No optional benefits
●
No additional Purchase Payments, transfers or withdrawals
●
No sales charges

●
Investment of $100,000
●
5% annual appreciation
●
Most expensive combination of optional benefits and Fund fees and expenses
●
No additional Purchase Payments, transfers or withdrawals
●
No sales charges

For additional information about annual charges, see “FEE TABLE” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Base Contract (N-4) Footnotes [Text Block]	We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Optional Benefits Footnotes [Text Block]	As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay Protector Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,605	Highest Annual Cost: $7,495
Assumes:	Assumes:
●
Investment of $100,000
●
5% annual appreciation
●
Least expensive combination of Fund fees and expenses
●
No optional benefits
●
No additional Purchase Payments, transfers or withdrawals
●
No sales charges

●
Investment of $100,000
●
5% annual appreciation
●
Most expensive combination of optional benefits and Fund fees and expenses
●
No additional Purchase Payments, transfers or withdrawals
●
No sales charges

Annual Contract Expenses [Table Text Block]
OPTIONAL DEATH BENEFIT FEES
The current fee for each of the three optional death benefits available under your Contract are as follows:
Return of Purchase Payments Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.20%
Maximum Anniversary Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.35%
Maximum Quarterly Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.40%

Return of Purchase Payments Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%	[13],[15],[21]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Purpose of Benefit [Text Block]
Equal to the greatest of:
1.
the Contract Value, or

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment for each withdrawal is the amount that reduces the Return of Purchase Payments Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value.)

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%	[13],[15],[21]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Brief Restrictions / Limitations [Text Block]
•
Available only at purchase.

•
Death Benefit will never be more than the Contract Value plus $1,000,000.

•
It is possible that this Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee.

•
Withdrawals can reduce the value of the Death Benefit by more than the amount withdrawn.

Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]
Optional Return of Purchase Payments Death Benefit
The Return of Purchase Payments Death Benefit will equal the greater of  (1) the Contract Value, or (2) the aggregate Purchase Payments less an adjustment for each withdrawal (including a withdrawal made under the SecurePay Protector rider or the SecurePay Investor rider); provided, however, that the Return of Purchase Payments Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each withdrawal in item (2) is the amount that reduces the Return of Purchase Payments Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the value of the Return of Purchase Payments Death Benefit is greater than the Contract Value at the time of the withdrawal, the downward adjustment to the death benefit will be larger than the amount withdrawn. See Appendix A for an example of the calculation of the Return of Purchase Payments Death Benefit.
It is possible that, at the time of an Owner’s death, the Return of Purchase Payments Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee. You should consult a qualified financial advisor to carefully consider this possibility and the cost of the Return of Purchase Payments Death Benefit before you decide whether the Return of Purchase Payments Death Benefit is right for you.
Suspension of Return of Purchase Payments Death Benefit.   For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. During the one-year suspension period, we will continue to calculate the Return of Purchase Payments Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death at our Administrative Office. If death occurs after the one-year period has ended, we will include Purchase Payments received and withdrawals made during the one-year suspension when calculating the Return of Purchase Payments Death Benefit.

Fees and Costs of Benefit [Text Block]
Return of Purchase Payments Death Benefit Fee
We assess a fee for the Return of Purchase Payments Death Benefit. If you select this death benefit, you must pay a fee based on the value of the death benefit on the day the fee is assessed. This fee is assessed on a monthly basis. (See “CHARGES AND DEDUCTIONS, Death Benefit Fee.”)

SecurePay Investor Rider [Member]
Prospectus:
Name of Benefit [Text Block]	SecurePay Investor rider
Purpose of Benefit [Text Block]	Provides an Annual Withdrawal Amount that is guaranteed for life, even if Contract Value is reduced to zero, as well as the ability to rollover unused Annual Withdrawal Amount to accumulate a Reserve Amount.
Brief Restrictions / Limitations [Text Block]
•
Allocation of Purchase Payments or Contract Value to the Fixed Account is not permitted.

•
No Purchase Payments two years or more after Rider Issue Date or on or after Benefit Election Date, whichever comes first

•
Excess Withdrawals may significantly reduce or eliminate value of benefit

•
Available to Contract Owners age 55 to 85.

•
Currently unavailable in California.

Name of Benefit [Text Block]	SecurePay Investor rider
SecurePay Protector Rider [Member]
Prospectus:
Name of Benefit [Text Block]	SecurePay Protector rider
Purpose of Benefit [Text Block]	Provides an Annual Withdrawal Amount that is guaranteed for life, even if Contract Value is reduced to zero, as well as the ability to rollover unused Annual Withdrawal Amount to accumulate a Reserve Amount. This rider also includes a “roll-up” feature that may increase your Annual Withdrawal Amount.
Brief Restrictions / Limitations [Text Block]
•
Benefit limits available Investment Options during accumulation phase and withdrawal phase

•
Allocation of Purchase Payments or Contract Value to the Fixed Account is not permitted.

•
No Purchase Payments two years or more after Rider Issue Date or on or after Benefit Election Date, whichever comes first

•
Excess Withdrawals may significantly reduce or eliminate value of benefit

•
Available to Contract Owners age 55 to 85.

•
Currently unavailable in California.

Name of Benefit [Text Block]	SecurePay Protector rider
Operation of Benefit [Text Block]
THE SECUREPAY RIDERS
In general, the SecurePay riders guarantee the right to make withdrawals (“SecurePay Withdrawals”) based upon the value of a protected lifetime income benefit base (“Benefit Base”) if your Contract Value has declined due to poor market performance, provided you comply with the terms and conditions of the rider. Withdrawals from your Contract before the Benefit Election Date, and Excess Withdrawals on or after the Benefit Election Date, reduce the Benefit Base. (For more information regarding the effect of withdrawals and Excess Withdrawals on the Benefit Base, see “Calculating the Benefit Base Before the Benefit Election Date” and “Calculating the Benefit Base On or After the Benefit Election Date.”) In order to maintain your SecurePay Protector rider, you must allocate Purchase Payments and Contract Value in accordance with specific Allocation Guidelines and Restrictions that are designed to limit our risk under the rider. Both of the SecurePay riders provide for increases in your Benefit Base on your Contract Anniversary if your Contract Value has increased. SecurePay Protector also provides for potential increases in your Benefit Base of up to 7.0% each Contract Anniversary during a specified period, even if your Contract Value has not increased. Current rates may be found in the Rate Sheet Prospectus Supplement and historical rates may be found in the appendix titled Superceded Rate Sheet Prospectus Information.
Under the SecurePay riders, the Owner or Owner(s) may designate certain persons as “Covered Persons” under the Contract. See “Selecting Your Coverage Option.” These Covered Persons will be eligible to make SecurePay Withdrawals each Contract Year up to a specified amount — the Annual Withdrawal Amount (“AWA”) — during the life of the Covered Person(s). The SecurePay riders also provide a Reserve Amount feature. The Reserve Amount is equal to the sum of the portions of previous Contract Year’s AWA not withdrawn in a Contract Year and permitted to accumulate up to the maximum Reserve Amount. For the maximum Reserve Amount, see your Rate Sheet Prospectus Supplement. Annual aggregate withdrawals that exceed the AWA and the Reserve Amount, if any, will result in a reduction of rider benefits (and may even significantly reduce or eliminate such benefits) because we will reduce the Benefit Base and corresponding AWA. SecurePay Withdrawals are guaranteed, even if the Contract Value falls to zero after the Benefit Election Date (which is the earliest date you may begin taking SecurePay Withdrawals), if you satisfy the SecurePay rider requirements.
You may purchase the SecurePay riders when you purchase your Contract, or later, under the RightTime option, provided you satisfy the rider’s age requirements. See “Purchasing the Optional SecurePay Rider.”
SecurePay does not guarantee Contract Value or the performance of any Investment Option.
Important Considerations
•
If you purchase the SecurePay Protector rider, your options for allocating Purchase Payments and Contract Value are restricted. See “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”. The Allocation Guidelines and Restrictions do not apply to the SecurePay Investor rider.

•
You may not make any additional Purchase Payments (i) two years or more after the date the rider is issued (the “Rider Issue Date”), or (ii) on or after the Benefit Election Date, whichever comes first. Such restrictions on Purchase Payments after the Benefit Election Date or two years following the Rider Issue Date may limit the ability to increase the Benefit Base, and therefore the AWA, through higher Contract Values on Contract Anniversaries, as well as limit the ability for increase in Contract Value and death benefit values (particularly the Return of Purchase Payments Death Benefit). In most cases, if the Company receives a Purchase Payment two years or more after the Rider Issue Date or on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.

•
Any change in a Covered Person following the Benefit Election Date (the “Benefit Period”), other than a spousal continuation under a Joint Life Coverage option, will cause the rider to terminate without any refund of SecurePay Fees. A change in a Covered Person includes changing and/or adding Owners, Beneficiaries, and Annuitants under your Contract.

•
On the Benefit Election Date, we will cancel any existing automatic withdrawal plan that you have established.

•
The SecurePay riders may not be available in all states, and we may otherwise limit its availability.

The ways to purchase the SecurePay riders, conditions for continuation of the benefit, process for beginning SecurePay Withdrawals, and the manner in which your AWA is calculated are discussed below.
You should not purchase a SecurePay rider if:
•
you expect to take annual withdrawals on or after the Benefit Election Date in excess of the AWA and the Reserve Amount (“Excess Withdrawals”) because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit. See “Calculating the Benefit Base On or After the Benefit Election Date, Excess Withdrawals”; or

•
you are primarily interested in maximizing the Contract’s potential for long-term accumulation rather than building a Benefit Base that will provide guaranteed withdrawals; or

•
you do not expect to take SecurePay Withdrawals (especially before the age of 95).

Appendix E demonstrates the operation of the SecurePay riders using hypothetical examples. You should review Appendix E and consult your sales representative to discuss whether a SecurePay rider suits your needs.
Purchasing the Optional SecurePay Riders
You may purchase one of the SecurePay riders when you purchase your Contract, or later, under the RightTime option, provided you satisfy the rider’s age requirements. The Owner (or older Owner) or Annuitant must be age 85 or younger and the youngest Owner and Annuitant must be age 55 or older on the Rider Issue Date. Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” eligibility is determined by the age of the Annuitant. Once you purchase one of the SecurePay riders, you may not purchase the other rider, even if the rider you purchased is later terminated.
Important Considerations:
•
You will begin paying the SecurePay Fee as of the Rider Issue Date, even if you do not begin taking SecurePay Withdrawals for many years.

•
You may not cancel the SecurePay rider during the ten years following the Rider Issue Date.

•
We do not refund any SecurePay Fees if a rider terminates for any reason or if you choose not to take SecurePay Withdrawals after the Benefit Election Date.

•
You must comply with our Allocation Guidelines and Restrictions after the Rider Issue Date (see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”) under the SecurePay Protector rider. You may not allocate Purchase Payments or Contract Value to the Fixed Account under either of the SecurePay riders.

•
Prior to the Benefit Election Date, you may take withdrawals according to the terms of your Contract but withdrawals will proportionally reduce the Benefit Base, and ultimately the value of the SecurePay Withdrawals available to you.

•
You (or your investment professional submitted online) must submit a SecurePay Benefit Election Form to establish the Benefit Election Date and begin taking SecurePay Withdrawals. Withdrawals taken before the Benefit Election Date are not SecurePay Withdrawals.

Allocation Guidelines and Restrictions
In order to maintain your SecurePay Protector rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the SecurePay Protector rider. Please see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.” You may not allocate Purchase Payments or Contract Value to the Fixed Account under either of the SecurePay riders.
Designating the Covered Person(s)
The Covered Person is the person upon whose life the SecurePay rider benefit is based. You may designate one Covered Person (Single Life Coverage) or two Covered Persons (Joint Life Coverage).
•
If Single Life Coverage is elected, then the Owner will be the Covered Person (if there are two Owners, then the older Owner will be the Covered Person).

•
Joint Life Coverage may be elected if there are two Owners under the Contract who are spouses or if there is one Owner and his or her spouse is the sole Primary Beneficiary under the Contract. If Joint Life Coverage is elected, then the Owner and the Owner’s spouse will be the Covered Persons.

•
Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” the Annuitant (under Single Life Coverage) or Annuitant and Annuitant’s spouse who is the sole primary beneficiary (under Joint Life Coverage) will be the Covered Person(s).

•
The Covered Person (or, if Joint Life Coverage is selected, one of the two Covered Persons) must be designated as the Annuitant under the Contract as of the Benefit Election Date.

Note: A change of Covered Persons after the Benefit Election Date will cause your SecurePay rider to terminate and any scheduled SecurePay Withdrawals to cease. If you remove a Covered Person (which may occur, for example, if you remove a spouse Beneficiary or add additional Primary Beneficiaries or change the Owner or Annuitant), or if you add a Covered Person (which may occur, for example, if you add a spouse as a sole Primary Beneficiary), then this would constitute a change of Covered Persons. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Rider Within 30 Days of Termination.” In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay rider and could have tax consequences. (See “Spousal Continuation” and “Tax Consequences — Treatment of Civil Unions, Domestic Partners, and Divorce.”)
Selecting Your Coverage Option.   If both Owners of the Contract are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, you must indicate on the SecurePay Benefit Election Form whether there will be one or two Covered Persons. Please pay careful attention to this designation, as it will impact the Maximum Withdrawal Percentage and whether the SecurePay Withdrawals will continue for the life of the surviving spouse. The various coverage options are illustrated in the following table:
	Single Life Coverage	Joint Life Coverage
Single Owner/Non-spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
Single Owner/Spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of Covered Person following the Benefit Election Date, the surviving spouse may purchase a new SecurePay rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met. (See, “Continuation of the Contract by a Surviving Spouse.”)	Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Joint Owner/Non-spouse 2nd Owner	Covered Person is older Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
Joint Owner/ Spouse 2nd Owner	Covered Person is older Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of older Owner, the surviving spouse may purchase a new SecurePay rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met. (See, “Continuation of the Contract by a Surviving Spouse.”)	Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Changing Beneficiaries — Single Owner with Joint Life Coverage.   After selecting Joint Life Coverage, a single Owner may decide to remove a spouse Beneficiary or add additional Primary Beneficiaries. This would constitute a change of Covered Persons after the Benefit Election Date, and upon notification of the change, we will terminate the SecurePay rider. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Rider Within 30 Days of Termination.” In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay rider and could have tax consequences. (See “Spousal Continuation” and “Tax Consequences — Treatment of Civil Unions, Domestic Partners, and Divorce.”)
Beginning Your SecurePay Withdrawals
You (or your investment professional submitted online) must submit a completed SecurePay Benefit Election Form to our Administrative Office to establish the Benefit Election Date and begin taking SecurePay Withdrawals under the rider.
•
Even though your SecurePay rider is in effect as of the Rider Issue Date and we begin the SecurePay Fee deductions on that date, any withdrawals made before we receive your SecurePay Benefit Election Form will not qualify as SecurePay Withdrawals.

•
You should carefully consider when to establish the Benefit Election Date and begin taking SecurePay Withdrawals.

•
All Contract withdrawals taken on or after the Benefit Election Date are considered either SecurePay Withdrawals or Excess Withdrawals and are subject to the Annual Withdrawal Amount and the Reserve Amount, if any.

•
You may not make additional Purchase Payments two years or more after the Rider Issue Date, or on or after the Benefit Election Date, whichever comes first. In most cases, if the Company receives a Purchase Payment on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.

•
We do not calculate the “roll-up” feature of the SecurePay Protector rider — the SecurePay Roll-up Value — on or after the Benefit Election Date. See “Calculating the Benefit Base Before the Benefit Election Date” and “Calculating the Benefit Base On or After the Benefit Election Date.”

•
You may limit the value of the benefit if you begin taking SecurePay Withdrawals too soon. For example, SecurePay Withdrawals reduce your Contract Value (but not the Benefit Base) and may limit the potential for increasing the Benefit Base through higher Contract Values on Contract Anniversaries. Also, if your Benefit Election Date is within the two years of the Rider Issue Date, you will shorten the period of time during which you could increase your Benefit Base because you may not make additional Purchase Payments on or after the Benefit Election Date.

•
There may be limitations on the minimum age you may begin taking SecurePay Withdrawals. Please refer to the Rate Sheet Prospectus Supplement for details.

•
Conversely, if you delay establishing the Benefit Election Date, you may shorten the Benefit Period due to life expectancy, thereby limiting the time during which you may take SecurePay Withdrawals, so you may be paying for a benefit you are not using.

Please consult your investment professional regarding the appropriate time for you to establish the Benefit Election Date and begin taking SecurePay Withdrawals.
Important Considerations
•
All withdrawals, including SecurePay Withdrawals, reduce your Contract Value and death benefit. Surrender charges and federal and state income taxes may apply, as well as a 10% federal additional tax if a withdrawal occurs before the Owner reaches age 59½. See “CHARGES AND DEDUCTIONS, Surrender Charge” and “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”

•
All withdrawals, including SecurePay Withdrawals, count towards the free withdrawal amount under the Contract. However, we do not assess the surrender charge on SecurePay Withdrawals, even when surrender charges would apply if the withdrawal was not a SecurePay Withdrawal. We do impose a surrender charge on Excess Withdrawals and Excess Withdrawals are subject to the minimum Contract Value limitation. See “CHARGES AND DEDUCTIONS, Surrender Charge,” and “Surrenders and Withdrawals, Withdrawals.”

The SecurePay rider is designed for you to take SecurePay Withdrawals each Contract Year. SecurePay Withdrawals are aggregate withdrawals during any Contract Year on or after the Benefit Election Date that do not exceed the Annual Withdrawal Amount and the Reserve Amount, if any. Aggregate withdrawals during any Contract Year on or after the Benefit Election Date that exceed the Annual Withdrawal Amount and the Reserve Amount are “Excess Withdrawals.” You should not purchase the SecurePay rider if you intend to take Excess Withdrawals.
•
Excess Withdrawals could reduce your Benefit Base by substantially more than the actual amount of the withdrawal (described below).

•
Excess Withdrawals may result in a significantly lower AWA in the future.

•
Excess Withdrawals may significantly reduce or eliminate the value of the SecurePay benefit.

If you would like to make an Excess Withdrawal and are uncertain how an Excess Withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of the Excess Withdrawal.
Rate Sheet Prospectus Supplement Information
The Rate Sheet Prospectus Supplement contains the Maximum Withdrawal Percentage(s), the maximum Reserve Amount, the current fees for the available Optional Death Benefits, and the current fee for the SecurePay Protector rider or the SecurePay Investor rider applicable to Contracts applied for while that Rate Sheet Prospectus Supplement remains in effect (the “Effective Period”). The Effective Period is described in each Rate Sheet Prospectus Supplement.
See “Maximum Withdrawal Percentage”. The Rate Sheet Prospectus Supplement also updates the Ongoing Fees and Expenses (annual charges) for the Contract provided in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the Prospectus and Initial Summary Prospectus, respectively, taking into account the current fees for the optional benefits disclosed in the Rate Sheet Prospectus Supplement.
In order for us to use the percentages, maximum Reserve Amount and fees in any particular Rate Sheet Prospectus Supplement, your necessary application information must be signed during it’s Effective Period. We must receive your necessary application information and payment of at least the minimum initial Purchase Payment ($5,000) within ten calendar days of the end of the Effective Period. If you plan to pay the initial Purchase Payment by exchanging another annuity contract that you own, we must receive your necessary application information within ten calendar days of the end of the Effective Period and the exchanged amount within 90 calendar days of the end of the Effective Period. If those conditions (the “Rate Sheet Eligibility Conditions”) are met, or if the then current Rate Sheet Prospectus Supplement percentages, maximum Reserve Amount and fees are identical to those set forth in the Rate Sheet Prospectus Supplement attached to your prospectus, we will follow our established procedures for issuing the Contract. See “Issuance of a Contract.”
If any of these conditions are not met, we will consider your application not to be in Good Order. In that case, we will inform your financial adviser and request instructions as whether to apply the initial Purchase Payment and issue the Contract with the percentages, maximum Reserve Amount and fees in effect under the current Rate Sheet Prospectus Supplement or cancel the application and return your Purchase Payment. If your financial adviser instructs us to issue the Contract, we will provide you with the Rate Sheet Prospectus Supplement that applies to your Contract and an amendment to your application upon delivery of the Contract. If we are unable to contact your financial adviser within five business days after we determine the application is not in Good Order, we will return your Purchase Payment. You, or your financial adviser may also instruct us to issue the Contract without the SecurePay Protector rider or the SecurePay Investor rider. Once we receive both the necessary application information and at least the minimum initial Purchase Payment, we will follow our established procedures for issuing the Contract.
If any of the Rate Sheet Eligibility Conditions are not met because of reasons reasonably beyond your control, Protective Life may, in its sole discretion, modify, terminate, suspend or waive the Rate Sheet Eligibility Conditions on such terms and conditions as it deems advisable (each a “Rate Sheet Eligibility Condition Change”). Any such Rate Sheet Eligibility Condition Change shall be effected by the Company on a basis that is not unfairly discriminatory.
Since the Optional Death Benefits can only be purchased at Contract Issue, the fee for a particular Optional Death Benefit will be disclosed in the Rate Sheet Prospectus Supplement in effect when you signed your Contract. If you purchase a SecurePay rider under the RightTime option, the Rate Sheet Prospectus Supplement containing the applicable SecurePay rider fee, Maximum Withdrawal Percentage(s), maximum Reserve Amount, and roll-up percentage will be the Rate Sheet Prospectus Supplement with an Effective Period that includes your Rider Issue Date. You should not purchase the SecurePay Protector rider or the SecurePay Investor rider without first obtaining the applicable Rate Sheet Prospectus Supplement. Please contact us at 1-800-456-6330 to obtain the current Rate Sheet Prospectus Supplement. The current Rate Sheet Prospectus Supplement is also available online at https://protective.onlineprospectus.net/protective/ProtectiveAspirationsVariableAnnuity/index.html and www.sec.gov under File Number 333-261426. No new Rate Sheet Prospectus Supplement that supersedes a prior Rate Sheet Prospectus Supplement will become effective unless written notice of effectiveness of the new Rate Sheet Prospectus Supplement is given at least 10 business days in advance. The relevant information from all superseded Rate Sheet Prospectus Supplements can be found in Appendix F to the Prospectus.
Determining the Amount of Your SecurePay Withdrawals
Any SecurePay Withdrawal will first come from any Reserve Amount that has been accumulated. After any Reserve Amount has been depleted, or if no Reserve Amount exists, the AWA is the maximum amount of SecurePay Withdrawals permitted each Contract Year. We determine your initial AWA as of the end of the Valuation Period during which we receive your completed SecurePay Benefit Election form at our Administrative Office in “good order” by multiplying your Benefit Base on that date by the “Maximum Withdrawal Percentage” applicable to your Contract and determined according to the Rate Sheet Prospectus Supplement effective when you purchase the SecurePay Protector or the SecurePay Investor rider. The Benefit Election form will be deemed in “good order” if it is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office. Alternatively, your investment professional may complete the Benefit Election form online, submit electronically, and will be in good order if it is fully and accurately completed.
Maximum Withdrawal Percentage
The current Maximum Withdrawal Percentage is set forth in the Rate Sheet Prospectus Supplement attached to your prospectus. See “Rate Sheet Prospectus Supplement Information.”
Under certain circumstances, we may increase your AWA. See “SecurePay NH: Increased AWA Because of Confinement in Nursing Home,” and “Required Minimum Distributions.” In no event will the AWA increase once the Contract Value is reduced to zero and an Annuity Date is established. (See “Reduction of Contract Value to Zero.”)
Calculating the Benefit Base Before the Benefit Election Date
The Benefit Base is used to calculate the AWA and determine the SecurePay Fee. As the Benefit Base increases, both the AWA and the amount of the SecurePay Fee increase. Your Benefit Base can never be more than $5 million.
Note: The Benefit Base is only used to calculate the AWA and the SecurePay Fee; it is not a cash value, surrender value, or death benefit, it is not available to Owners, it is not a minimum return for any Sub-Account, and it is not a guarantee of any Contract Value.
Under the SecurePay rider, your initial Benefit Base is equal to your initial Purchase Payment.
Thereafter, we increase the Benefit Base dollar-for-dollar for each Purchase Payment made within 2 years of the Rider Issue Date. We reduce the Benefit Base for each withdrawal from the Contract prior to the Benefit Period in the same proportion that each withdrawal reduces the Contract Value as of the date we process the withdrawal request.
Example: Assume your Benefit Base is $100,000, but because of poor Sub-Account performance your Contract Value has fallen to $90,000. If you make a $9,000 withdrawal, thereby reducing your Contract Value by 10% to $81,000, we would reduce your Benefit Base also by 10%, or $10,000, to $90,000.
On each Contract Anniversary following the Rider Issue Date, we also will increase the Benefit Base to equal the “SecurePay Anniversary Value” if that value is higher than the Benefit Base. On each Contract Anniversary, the “SecurePay Anniversary Value” is equal to your Contract Value on that Contract Anniversary. If we receive a withdrawal request on a Contract Anniversary, we will deduct the withdrawal from Contract Value before calculating the SecurePay Anniversary Value.
The SecurePay Protector “Roll-up”.
The SecurePay “Roll-up” feature is not available on the SecurePay Investor rider.
The SecurePay Protector rider is also designed to provide for potential increases in your Benefit Base (the “roll-up percentage”) each Contract Anniversary during a specified period (“Roll-up Period”), even if your Contract Value has not increased. The roll-up percentage applicable to your Contract is identified in the Rate Sheet Prospectus Supplement in effect when you purchase your Contract.
Your Contract Value must be at least 50% (i.e., half) of your Benefit Base to be eligible for an increase in Benefit Base equal to the “roll-up” amount (described below) on any Contract Anniversary during the Roll-up Period.
This means that when calculating the Benefit Base before the Benefit Election Date, we will recalculate your Benefit Base on each Contract Anniversary during the Roll-up Period to equal the greatest of:
1.
the Benefit Base on that Contract Anniversary;

2.
the SecurePay Anniversary Value on that Contract Anniversary; or

3.
the SecurePay Roll-up Value, which is equal to:

a.
the most recently calculated Benefit Base prior to that Contract Anniversary; plus

b.
the “roll-up” amount, which is equal to:

i.
if your Contract Value on that Contract Anniversary is at least 50% (i.e., half) of the most recently calculated Benefit Base prior to that Contract Anniversary, then the roll-up amount is equal to a percentage of the Benefit Base on the previous Contract Anniversary, reduced proportionately for withdrawals made since that anniversary. This means that we will reduce the “roll-up” amount for each withdrawal made since the previous Contract Anniversary in the same proportion that each withdrawal reduced the Contract Value as of the date we processed the withdrawal request.

We will also include Purchase Payments made within the first 120 days following the Contract Issue Date when calculating the roll-up amount on the first Contract Anniversary. For example, using a hypothetical 5.0% Roll-up percentage, if your initial Purchase Payment on the Contract Issue Date is $50,000 and we receive an additional $100,000 Purchase Payment 90 days later, then assuming you do not take any withdrawals during the first Contract Year, the roll-up amount on the first Contract Anniversary will be $7,500 (($50,000 + $100,000) x 5.0%).
ii.
if your Contract Value on that Contract Anniversary is less than 50% (i.e., half) of the most recently calculated Benefit Base prior to that Contract Anniversary, then the roll-up amount is equal to $0.

We will only recalculate your Benefit Base on each Contract Anniversary during the Roll-up Period if your Contract Value is at least 50% (i.e., half) of your Benefit Base as of that Contract Anniversary. For example, if on a Contract Anniversary your Contract Value is $65,000 and the most recently calculated Benefit Base prior to that anniversary is $150,000, you will not be eligible for an increase on that anniversary equal to the “roll-up” amount because your Contract Value ($65,000) is less than 50% of your Benefit Base ($150,000 x 0.5 = $75,000).
Note: If the SecurePay Anniversary Value is consistently higher than the SecurePay Roll-up Value (because your Contract Value is generally increasing by more than the Roll-up percentage each Contract Year), the SecurePay Roll-up Value may never be used to increase your Benefit Base.
When we calculate the SecurePay Roll-up Value on the first Contract Anniversary following the Rider Issue Date, we will apply the Roll-up percentage (if applicable) to the Benefit Base on the Rider Issue Date to determine the “roll-up” amount, and then reduce the “roll-up” amount proportionately for withdrawals made since the Rider Issue Date. We will then add the reduced “roll-up” amount to the most recently calculated Benefit Base prior to the first Contract Anniversary to determine the SecurePay Roll-up Value. The Benefit Base can never be greater than $5 million.
Example: Assume on the Rider Issue Date your Benefit Base is $100,000. Three months later, assume your Contract Value is $103,000 and you take a withdrawal of  $10,300, reducing your current Contract Value to $92,700, which results in a decrease of 10% (($103,000 – $92,700)/$103,000). Because of the withdrawal, we will reduce your Benefit Base by 10% as well, to $90,000. Also assume that one month later your Contract Value increased from $92,700 to $94,000 due to favorable market performance and you do not make any additional Purchase Payments or withdrawals.
Using a hypothetical 5.0% Roll-up percentage, on the first Contract Anniversary, we will determine the SecurePay Roll-up Value by adding the most recently calculated Benefit Base ($90,000) to 5.0% of the Benefit Base on the previous Contract Anniversary (the Rider Issue Date), increased by any Purchase Payments made within 120 days of the Contract Issue Date and reduced proportionately for withdrawals made since that anniversary. The Benefit Base on the Rider Issue Date was $100,000, and 5.0% of  $100,000 = $5,000. However, because a withdrawal was made during the year, we will reduce this “roll-up” amount in the same proportion that the withdrawal reduced the Contract Value, which was 10%. Because 10% of the “roll-up” amount is $500, the reduced “roll-up” amount is $4,500 ($5,000 – $500). We then calculate the SecurePay Roll-up Value by adding the “roll-up” amount of  $4,500 to $90,000 (the most recently calculated Benefit Base), and determine that the SecurePay Roll-up Value is $94,500.
We will then recalculate your Benefit Base on the first Contract Anniversary to equal the greatest of:
1.
the Benefit Base on that Contract Anniversary ($90,000);

2.
the SecurePay Anniversary Value on that Contract Anniversary ($94,000); or

3.
the SecurePay Roll-up Value ($94,500)

We will set your Benefit Base equal to $94,500 because the SecurePay Roll-up Value is greater than the Benefit Base on that Contract Anniversary and the SecurePay Anniversary Value on that Contract Anniversary.
Note: Withdrawals could reduce your SecurePay Roll-up Value by substantially more than the actual amount of the withdrawal. For example, assume your Benefit Base at the beginning of the Contract Year is $100,000. Assuming that you do not make any additional Purchase Payments or withdrawals and assuming your Contract Value remains at 50% or more of your Benefit Base, the SecurePay Roll-up Value on the next Contract Anniversary would be $105,000 ($100,000 + $5,000 (a 5.0% “roll-up” amount)).
Assume instead, however, that during the Contract Year you make a withdrawal of  $45,000 and your Contract Value at that time is $90,000 (i.e., the withdrawal is 50% of your Contract Value). Both the Benefit Base and the “roll-up” amount are also reduced by 50%, to $50,000 and $2,500, respectively. This would result in a SecurePay Roll-up Value of  $52,500 on the next Contract Anniversary ($50,000 + $2,500), rather than $105,000. Thus, the $45,000 withdrawal would reduce the SecurePay Roll-up Value by more than $45,000 — it would reduce it by $52,500 ($105,000 – $52,500).
The Roll-up Period begins on the Rider Issue Date and generally lasts for up to ten Contract Anniversaries where there has been an increase of the Benefit Base. The Roll-up Period will end on the next Valuation Date following the
10th Contract Anniversary on which we increase your Benefit Base to equal either the SecurePay Anniversary Value or the SecurePay Roll-up Value. This means that when determining the ten Contract Anniversaries that make up your Roll-up Period, we will not count Contract Anniversaries on which your Benefit Base does not increase.
However, your Roll-up Period will end sooner — on either the Benefit Election Date or the date the SecurePay Protector rider terminates (see “Terminating the SecurePay Rider”) — if either of these dates occur while your Roll-up Period is in effect. If the Roll-up Period ends, the SecurePay Protector rider may not terminate. We will continue to assess the SecurePay Fee for the SecurePay Protector rider until the SecurePay Protector rider terminates. Also, we will only include the SecurePay Roll-up Value when calculating your Benefit Base while the Roll-up Period is in effect.
Note: This means that if the Roll-up Period ends because you have established the Benefit Election Date, we will still continue to assess the SecurePay Fee until termination of the SecurePay Protector rider. We also will assess the SecurePay Fee during times when the Roll-up Period has expired.
Note: Once you establish your Benefit Election Date, we no longer calculate the SecurePay Roll-up Value. See “Calculating the Benefit Base On or After the Benefit Election Date.” Therefore, once you reach your Benefit Election Date you will no longer receive any additional value from the “Roll-up” feature of the SecurePay Protector rider. On the other hand, delaying the Benefit Election Date may limit the time during which you may take SecurePay Withdrawals, due to life expectancy. See “Beginning Your SecurePay Withdrawals”. You should carefully weigh the advantages of the SecurePay Roll-up Value with the disadvantages of delaying taking SecurePay Withdrawals.
Calculating the Benefit Base On or After the Benefit Election Date
We continue calculating the Benefit Base after the Benefit Election Date in the same manner as we did prior to the Benefit Election Date, except withdrawals are treated differently. The effect of a withdrawal on the Benefit Base depends on whether the withdrawal is a SecurePay Withdrawal or an Excess Withdrawal. An Excess Withdrawal is any withdrawal after the Benefit Election Date which, when aggregated with all prior withdrawals during that Contract Year, exceeds the Contract Year’s Annual Withdrawal Amount and Reserve Amount.
We will not calculate the SecurePay Roll-up Value on or after the Benefit Election Date.
SecurePay Withdrawals
SecurePay Withdrawals do not reduce the Benefit Base. Therefore, if all your withdrawals during the Benefit Period are SecurePay Withdrawals, your Annual Withdrawal Amount will never decrease and you may continue to withdraw at least that amount for the lifetime of the Covered Person (or the last surviving Covered Person, if you selected Joint Life Coverage).
If your Benefit Base increases on a Contract Anniversary because the SecurePay Anniversary Value exceeds the Benefit Base on that date, your Annual Withdrawal Amount and therefore SecurePay Withdrawals available to you in subsequent Contract Years will also increase.
Your Annual Withdrawal Amount is cumulative. If you choose to receive only a part of, or none of, your AWA in any given Contract Year, the remaining portion may carry forward to future Contract Years as your Reserve Amount. The AWA and maximum Reserve Amount are calculated annually on the Contract Anniversary. You may accumulate up to several times your AWA in your Reserve Amount. To determine the maximum Reserve Amount, see your Rate Sheet Prospectus Supplement. When you take SecurePay Withdrawals in the future, the withdrawals will be taken first from any available Reserve Amount and then from your AWA without reducing your Benefit Base.
Important Consideration
•
Once the maximum Reserve Amount is accumulated, you should understand that any additional portions of your AWA that you choose not to receive in a given Contract Year will not carry over to future Contract Years.

•
If your Reserve Amount is greater than your Contract Value in a Valuation Period, your Reserve Amount will be limited to the Contract Value. Once the Contract Value is zero, the Reserve Amount will not be available to you. For more information on the SecurePay Withdrawal following the depletion of Contract Value, please see the “Reduction of Contract Value to Zero” section.

We do not impose a surrender charge on any SecurePay Withdrawals.
Excess Withdrawals
During the Benefit Period any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds first the Reserve Amount, if any, and then the Annual Withdrawal Amount constitutes an Excess
Withdrawal. Therefore, a withdrawal during the Benefit Period that causes the aggregate withdrawals for that Contract Year to exceed the Reserve Amount and the Annual Withdrawal Amount may include amounts that qualify as a SecurePay Withdrawal as well as amounts that are Excess Withdrawals.
An Excess Withdrawal will reduce the Benefit Base. The effect of the Excess Withdrawal on the Benefit Base depends, in part, on the relationship of the Benefit Base to the Contract Value at that time.
a.
If, at the time of the Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is greater than the Benefit Base, we will reduce the Benefit Base by the amount of the Excess Withdrawal plus any applicable surrender charge.

b.
If, at the time of Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is less than or equal to the Benefit Base, we will reduce the Benefit Base in the same proportion that the Excess Withdrawal, plus any applicable surrender charge, bears to the Contract Value minus the SecurePay Withdrawal.

For example, suppose your Benefit Base is $100,000, your Maximum Withdrawal Percentage is 5.0% (i.e., your AWA is $5,000), your Contract Value is $110,000, and Reserve Amount equals zero. No surrender charges apply to this calculation because the gross withdrawal amount is used. If you have already taken $3,000 of SecurePay Withdrawals in the Contract Year and then request another $3,000 withdrawal you will exceed your AWA by $1,000, and we will consider $2,000 of that withdrawal to be a SecurePay Withdrawal and $1,000 to be an Excess Withdrawal. In this case, rule (a) above applies because the Contract Value less the SecurePay Withdrawal ($110,000 – $2,000 = $108,000) is greater than your Benefit Base ($100,000). We will therefore reduce your Benefit Base by the Excess Withdrawal and your new Benefit Base will be $99,000 ($100,000 – $1,000).
However, if in the example above your Contract Value is $70,000 then rule (b) applies. In this case, we determine the reduction in your Benefit Base first by determining the proportion that the Excess Withdrawal bears to the Contract Value less SecurePay Withdrawal. We calculate this by dividing the $1,000 Excess Withdrawal by the Contract Value less the $2,000 SecurePay Withdrawal ($1,000 ÷ ($70,000 – $2,000) = 1.4706%). We will then apply this same percentage to reduce your Benefit Base. Thus your new Benefit Base will be equal to $98,529 ($100,000 – ($100,000 * 0.014706)).
The examples above do not include the effect of any surrender charges that may be applicable.
We will recalculate the Annual Withdrawal Amount on the next Contract Anniversary by multiplying the Benefit Base on that date by the Maximum Withdrawal Percentage. We also will apply a surrender charge to the Excess Withdrawal, if a surrender charge would otherwise be applicable.
Reduction of Contract Value to Zero
If the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, the Contract will terminate, the Reserve Amount will terminate, and we will settle the benefit under your SecurePay rider as follows:
•
We will pay the remaining AWA not yet withdrawn in the current Contract Year, if any, in a lump sum;

•
We will establish an Annuity Date that is the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero; and

•
On the Annuity Date we will pay a monthly payment equal to the AWA divided by 12 until the death of the Owner, or if the rider covers two spouses, the death of the second spouse.If benefits are being paid under the SecurePay NH benefit on the Annuity Date, the amount of your annuity payments will be determined in accordance with the terms of the SecurePay NH endorsement. (See “Availability of SecurePay NH Benefit after Annuitization.”) Please note that we may accept different payment intervals.

If you request a surrender and your Contract Value at the time of the request is less than your remaining Reserve Amount and AWA for that Contract Year, we will pay you a lump sum equal to such remaining Reserve Amount and AWA.
If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the SecurePay rider. You will not be entitled to receive any further benefits under the SecurePay rider.
As with any distribution from the Contract, there may be tax consequences. In this regard, we intend to treat any amounts that you receive before the Annuity Date is established as described above and that are in the form of SecurePay Withdrawals as withdrawals. We intend to treat any amounts that you receive after the Annuity Date is established as described above and that are a settlement of the benefit under your SecurePay rider as annuity payments for tax purposes. See “TAXATION OF ANNUITIES IN GENERAL, Taxation of Consequences of Protected Lifetime Income Benefits.”
Benefit Available on Maximum Annuity Date (oldest Owner’s or Annuitant’s 95th birthday)
You must annuitize the Contract no later than the oldest Owner’s or Annuitant’s 95th birthday (“Maximum Annuity Date”). The SecurePay rider will terminate on the Annuity Date, whether or not you have begun your SecurePay Withdrawals.
If your SecurePay rider is in effect on the Maximum Annuity Date, in addition to the other Annuity Options available to you under your Contract, one of your Annuity Options will be to receive monthly annuity payments equal to the AWA divided by 12 for the life of the Covered Person (or the last surviving Covered Person if Joint Life Coverage was selected). If benefits are being paid under the SecurePay NH benefit on the Maximum Annuity Date, the amount of your annuity payments will be determined in accordance with the terms of the SecurePay NH endorsement. (See “Availability of SecurePay NH Benefit after Annuitization.”) If you do not select an Annuity Option, your monthly annuity payments will be the greater of  (i) the AWA divided by 12 or (ii) payments based upon the Contract Value for the life of the Annuitant with a 10-year Certain Period. We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days before the Maximum Annuity Date. For more information regarding Annuity Options, including Certain Period options, see “ANNUITY PAYMENTS, Annuity Options.”
Important Consideration
On the Maximum Annuity Date, the SecurePay rider will terminate and any Reserve Amount you have accumulated will no longer be available. The Reserve Amount is not included in the AWA Annuity Option. You should be aware that if you choose not to use your Reserve Amount prior to the Maximum Annuity Date, you will not receive the benefit of your accumulated Reserve Amount.
SecurePay Fee
We deduct a fee for the SecurePay rider that compensates us for the costs and risks we assume in providing this benefit. This SecurePay Fee is a percentage of the Benefit Base. We deduct this fee from your Contract Value on the Valuation Date that occurs after each Valuation Period containing a Monthly Anniversary Date. The SecurePay Fee is deducted from the Sub-Accounts of the Variable Account only; it is not deducted from the assets in the DCA Account. The monthly fee is deducted from the Sub-Accounts in the same proportion that the value of each Sub-Account bears to the total Contract Value in the Variable Account on that date. Accordingly, you must have transferred some assets from your DCA Account to Sub-Accounts in accordance with our Allocation Guidelines and Restrictions before the fee is charged. The monthly fee is deducted from a Sub-Account in the same proportion that the Sub-Account value bears to the total Contract Value in the Variable Account on that date.
Information regarding the current fees for the SecurePay riders can be found in the Rate Sheet Prospectus Supplement that accompanies your Prospectus. See “Rate Sheet Prospectus Supplement Information.” We may increase the SecurePay Fee. However, we will not increase the SecurePay Fee for the SecurePay riders above a maximum 2.00% (2.20% under RightTime) of the Benefit Base.
We reserve the right to increase the SecurePay fee up to the maximum stated above if, in our sole discretion, the increase is necessary or appropriate to cover the costs Protective Life incurs to mitigate the risks associated with offering the rider. If we increase the SecurePay Fee, we will give you at least 30 days’ written notice prior to the increase which notice will identify the date the increase in the SecurePay Fee will take place and provide instructions on how to accept or decline the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay rider will not terminate, but your Benefit Base will be capped at its then current value and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. We also will no longer calculate the SecurePay Roll-up Value when determining your Benefit Base if you elect not to pay the increase in your SecurePay Fee. You will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional SecurePay Roll-up Values. See “SecurePay Riders.”
Terminating the SecurePay Rider
The SecurePay rider will terminate upon the earliest of:
•
the Valuation Date you terminate your SecurePay rider (permitted after the rider has been in effect for at least ten years);

•
the Valuation Date the Contract is surrendered or terminated;

•
the Valuation Date your Contract Value reduces to zero due to an Excess Withdrawal;

•
the Valuation Date your Contract Value reduces to zero due to poor Sub-Account performance, the deduction of fees, and/or a SecurePay Withdrawal (subject to our obligation to make monthly payments to you, as set forth above under “Reduction of Contract Value to Zero”);

•
the Valuation Date on or after the Benefit Election Date we receive instructions from you that results in a change in Covered Person(s);

•
for a SecurePay rider with one Covered Person, the date of the Covered Person’s death before the Annuity Date (even if the surviving spouse of the deceased Covered Person elects to continue the Contract);

•
for a SecurePay rider with two Covered Persons, the date of death of the last surviving Covered Person before the Annuity Date;

•
the Maximum Annuity Date (being the Owner’s choice of the options outlined under “Benefit Available on Maximum Annuity Date (Oldest Owner’s or Annuitant’s 95th Birthday)”); or

•
the Valuation Date we receive instructions that are not in compliance with our Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.

•
Deduction of the monthly fee for the SecurePay rider ceases upon termination. We will not refund the SecurePay fees you have paid if your SecurePay rider terminates for any reason. If your SecurePay rider terminates, you may not reinstate it or purchase a new rider except as described below under “Spousal Continuation” and “Reinstating Your SecurePay Rider Within 30 Days of Termination.”

Spousal Continuation
Upon the death of the Owner before the Benefit Election Date, if the surviving spouse elects to continue the Contract and become the new Owner, the surviving spouse may also continue the SecurePay rider, provided the surviving spouse meets the rider’s issue age requirements as of the Rider Issue Date or as of any date prior to the date we receive the written request to continue the Contract. On the next Contract Anniversary, the Benefit Base will be the greater of  (1) the Contract Value (which will reflect the Death Benefit), or (2) the current Benefit Base.
If the SecurePay Benefit Election Form indicates Single Life Coverage and the SecurePay rider terminates due to the death of the Covered Person following the Benefit Election Date, and if the surviving spouse elects to continue the Contract and become the new sole Owner, then the surviving spouse may purchase a new SecurePay rider before the Annuity Date if we are offering the rider at that time. If all the conditions to purchase a new SecurePay rider have been met, we will issue the rider upon our receipt of the surviving spouse’s written request. The new rider will be subject to the terms and conditions of the SecurePay rider in effect at the time it is issued. This means:
•
The initial Benefit Base will be equal to the Contract Value as of the new Rider Issue Date.

•
We will impose the current SecurePay Fee under RightTime in effect on the new Rider Issue Date.

The surviving spouse may not purchase a new SecurePay rider if he or she does not meet the rider’s issue age requirements as of the Rider Issue Date or the date we receive the written request to continue the Contract. Only the surviving spouse is eligible to be a Covered Person under the new rider, and the rider will terminate upon the death of that Covered Person. Please note that the SecurePay riders may not be available in all states and that we may limit the availability of the SecurePay riders at any time.
If the SecurePay Benefit Election Form indicates Joint Life Coverage and a Covered Person dies following the Benefit Election Date, and if the surviving spouse elects to continue the Contract and the SecurePay rider, the Annual Withdrawal Amount remains the same until the next Contract Anniversary. On the next Contract Anniversary, the Benefit Base will be the greater of the Contract Value (which will reflect the addition of the Death Benefit) or the current Benefit Base and we will recalculate the Annual Withdrawal Amount, if necessary, using the Maximum Withdrawal Percentage associated with Joint Life Coverage.
Reinstating Your SecurePay Rider Within 30 Days of Termination
If your SecurePay rider terminated due to a Prohibited Allocation instruction (see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS”) or due to a change in Covered Person after the Benefit Election Date (see “Designating the Covered Person(s)”), and you made no additional Purchase Payment after the termination, you may request that we reinstate the rider.
If termination occurred due to a Prohibited Allocation instruction, your written reinstatement request must correct the previous Prohibited Allocation instruction by either directing us to allocate your Contract Value in accordance with the rider’s Allocation Guidelines and Restrictions and/or resume portfolio rebalancing. If termination occurred due to a change in Covered Person after the Benefit Election Date, your written reinstatement request must correct the change in Covered Person by directing us to designate under the reinstated rider the original Covered Person(s) that had been selected on the Benefit Election Date.
We must receive your written reinstatement request within 30 days of the date the rider terminated. The reinstated rider will have the same terms and conditions, including the same SecurePay Rider Issue Date, Benefit Base, Reserve Amount, AWA, SecurePay Fee and Maximum Withdrawal Percentage as it had prior to termination.
Tax Consequences
Treatment of Civil Unions, Domestic Partners, and Divorce.   If state law affords legal recognition to domestic partnerships or civil unions, the Rider will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the Rider. However, as described above in “Death Benefit — Continuation of the Contract by a Surviving Spouse,” for federal tax law purposes such individuals are not treated as “spouses.” Likewise, if the Covered Persons are no longer married as of the date of death, such individuals are no longer treated as spouses for federal tax law purposes. As a result, if a beneficiary of a deceased owner and the owner were parties to a civil union or domestic partnership, or if the beneficiary and the deceased owner were no longer married as of the date of death, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the SecurePay rider benefit while the surviving Beneficiary is still alive.
In addition, the rider allows the surviving spouse of a deceased owner who continues the Contract and becomes the new owner to either continue the SecurePay rider or purchase a new rider (depending on the date of death and whether the rider provides single or joint life coverage). This right is only available to an individual who was the spouse of the deceased owner within the meaning of federal tax law because only such a spouse is eligible to continue the Contract under federal tax law.
An individual who is a party to a civil union or a domestic partnership should not purchase the SecurePay rider before consulting legal and financial advisors and carefully evaluating whether the SecurePay rider is suitable for his or her needs.
Other Tax Matters.   For a discussion of other tax consequences specific to your SecurePay rider, please see “TAXATION OF ANNUITIES IN GENERAL, Tax Consequences of Protected Lifetime Income Benefits” and “QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits.”
SecurePay NH: Increased AWA Because of Confinement in Nursing Home
(Not available in South Dakota)
If you are confined to a nursing home, you may be eligible for an increased Annual Withdrawal Amount (“AWA”) with our SecurePay NH (Nursing Home Enhancement) feature. This feature is included at no additional charge with the SecurePay Protector rider or SecurePay Investor rider.
The SecurePay NH benefit may not be available in all states and may not be available with new contracts in the future. Please check with your financial advisor to determine availability.
What is the SecurePay NH benefit?
If you qualify for the SecurePay NH benefit during a Contract Year, we will double the AWA to which you are currently entitled for that year, not to exceed 10% of your Benefit Base.
Nursing Home Benefit Period
The Nursing Home Benefit Period is the period of time during which the increased SecurePay withdrawal percentage is used to calculate the AWA. Any Contract Year or portion thereof during which the increased SecurePay withdrawal percentage is used to calculate the AWA will be a full Contract Year for the purpose of determining the Nursing Home Benefit Period.
The Nursing Home Benefit Period will extend for a maximum of five (5) Contract years in which you qualify for the SecurePay NH benefit or until the SecurePay Rider terminates, whichever occurs first. The qualifying Contract years need not be consecutive.
Eligibility for the SecurePay NH Benefits
To qualify for the increased AWA under the SecurePay NH benefit, the Covered Person must:
1.
have established the Benefit Election Date or establish the Benefit Election Date when he or she applies for the SecurePay NH benefit;

2.
(a) be currently confined to a Nursing Home, as defined below; (b) have been confined to a Nursing Home for at least 90-days immediately preceding your application for the SecurePay NH benefit; and (c) have a reasonable expectation that he or she will continue to be confined to a Nursing Home; and

3.
be unable to perform at least two of the six Activities of Daily Living described below, or be diagnosed with a Severe Cognitive Impairment.

Nursing Home: For purposes of determining your eligibility for the SecurePay NH benefit, a “Nursing Home” is defined as a facility (or portion of a facility) primarily engaged in providing continuous, on-going nursing care to its residents in accordance with the authority granted by a license issued by State or Federal government (or granted pursuant to state certification or operated pursuant to law if your state neither licenses nor certifies such facilities), and qualified as a “skilled nursing home facility” under Medicare or Medicaid. A “Nursing Home” does not include: a hospital or clinic; a facility operated primarily for the treatment of alcoholism or drug addiction; or, an assisted living facility engaged primarily in custodial care.
Ineligibility.   You are not eligible for the SecurePay NH benefit if you were in a nursing home during the one year preceding your purchase of the SecurePay Protector or SecurePay Investor rider, or you are confined to a nursing home during the year following your purchase of the Rider.
Activities of Daily Living (ADL).   Under the SecurePay NH benefit, “Activities of Daily Living” refer to the following functions relating to the Covered Person’s ability to live independently:
•
Bathing — The ability to wash oneself by sponge bath or in either a tub or shower, including the task of getting into or out of the tub or shower.

•
Continence — The ability to maintain control of bowel and bladder function, or when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene, including caring for the catheter or colostomy bag.

•
Dressing — The ability to put on and take off all items of clothing and any necessary braces, fasteners or artificial limbs.

•
Eating — The ability to feed oneself by getting food into the body from a receptacle, such as a plate, cup, or table, or by feeding tube or intravenously.

•
Toileting — The ability to get to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

•
Transferring — The ability to move into or out of a bed, chair or wheelchair.

Severe Cognitive Impairment.   For purposes of determining eligibility for the SecurePay NH benefit, Severe Cognitive Impairment is a loss or deterioration of intellectual capacity that is comparable to (and includes) Alzheimer’s disease and similar forms of irreversible dementia.
Two Covered Persons.   If you selected the Joint Life Coverage Option when you established your Benefit Election Date, both Covered Persons must satisfy the eligibility requirements for the increased SecurePay NH benefit.
Applying for Increased AWA under the SecurePay NH Benefit
Initial Application.   To apply for an increased AWA under the SecurePay NH benefit, you must submit an application certifying that the Covered Person meets the conditions for qualification under the SecurePay NH benefit. This certification must be signed by the Covered Person’s Physician. If the Owner is unable to submit an application for an increased AWA on his or her own behalf, we will accept an application on behalf of an Owner from a person who provides satisfactory proof that they have legally assumed care, custody, and representation of the incapacitated Owner. Typically, this would be a valid power of attorney or an order of conservatorship from a court of competent jurisdiction.
The certifying Physician must be a medical doctor currently licensed by a state Board of Medical Examiners, or similar authority in the United States, acting within the scope of his or her license and not related to the Covered Person.
We may require an examination of the Covered Person by a Physician of our choice at our expense. In the event of a conflict between the medical opinions, the opinion of our Physician shall prevail.
Re-Certification of Eligibility.   Beginning with the second Contract Anniversary following the end of a Valuation Period during which we determine that the Covered Person qualifies for the increased AWA under SecurePay NH (the “Qualification Date”), you must submit a re-certification of eligibility not less than 10, nor more than 30 days prior to each applicable Contract Anniversary. We will notify you at least 30 days before this re-certification is due.
The re-certification must certify that the Covered Person continues to meet the conditions for eligibility under the SecurePay NH benefit, and must be signed by the Covered Person’s physician. We may require an examination by a physician of our choice at our expense. In the event of a conflict between the medical opinions, the opinion of our physician will prevail.
We will notify you if you fail to qualify for continued eligibility for the SecurePay NH benefit. For any Contract Year during which the Covered Person fails to qualify for the Nursing Home Enhancement, we calculate the Annual Withdrawal Amount according to the terms of the SecurePay rider you purchased.
If you have questions about applying for an increased AWA under the SecurePay NH benefit, or to obtain a copy of the SecurePay NH application and other forms required to apply, you can call us at 1-800-456-6330 or write to us at Protective Life Insurance Company, P.O. Box 1928, Birmingham, Alabama 35202-1928.
Determining Your Increased AWA under the SecurePay NH Benefit
Initial Qualifying Year.   Qualification for an increased AWA under the SecurePay NH benefit may increase the Annual Withdrawal Amount available for the Contract Year during which you qualify. An increase in the Annual Withdrawal Amount will not change the effect of any withdrawal that occurred prior to the Qualification Date. Thus, if you took an Excess Withdrawal during the Contract Year before you were notified that you qualify for the SecurePay NH increased AWA, your earlier withdrawal would still be treated as an Excess Withdrawal under SecurePay.
If your aggregate withdrawals during the qualifying Contract Year are less than or equal to the Reserve Amount and the Annual Withdrawal Amount in effect prior to the Qualification Date, we will recalculate the remaining Annual Withdrawal Amount for that Contract Year as of the Qualification Date by multiplying the Benefit Base on that date by the enhanced Maximum Withdrawal Percentage, and subtracting all prior non-Excess Withdrawals taken since the later of the Benefit Election Date or the most recent Contract Anniversary.
Example: Five years ago, after turning age 75, Elisabeth elected a SecurePay rider. She is now 80 years old and has a Benefit Base and Contract Value of  $100,000. She has a Maximum Withdrawal Percentage of 5%. Her AWA is $5,000 (5% * $100,000).
In February of the current Contract Year, Elisabeth takes a SecurePay Withdrawal of  $5,000. Assume that in March, Elisabeth qualifies for an enhanced Maximum Withdrawal Percentage of 10% under SecurePay NH and her Benefit Base is still $100,000. Her new AWA is $10,000 ($100,000 * 10%) and her remaining AWA for the current Contract Year is $5,000 ($10,000 – $5,000).
If you have taken an Excess Withdrawal during the qualifying Contract Year prior to the Qualification Date, we will recalculate the remaining Annual Withdrawal Amount for that Contract Year as of the Qualification Date by subtracting the Maximum Withdrawal Percentage identified on the Benefit Election Date from the enhanced Maximum Withdrawal Percentage provided by this endorsement, and multiplying the difference in those percentages by the Benefit Base on the Qualification Date.
Example: Five years ago, after turning age 75, Elisabeth elected a SecurePay rider. She is now 80 years old and has a Benefit Base and Contract Value of  $100,000. She has a Maximum Withdrawal Percentage of 5%. Her AWA is $5,000 (5% * $100,000).
In February of the current Contract Year, Elisabeth takes a SecurePay Withdrawal of  $5,000 and an Excess Withdrawal of  $4,000. Her new Benefit Base after the Excess Withdrawal is $95,789 ($100,000 – $4,000/$95,000 * $100,000). Assume that in March, Elisabeth qualifies for an enhanced Maximum Withdrawal Percentage of 10% under SecurePay NH and her Benefit Base is still $95,789. Her new AWA is $9,579 ($95,789 * 10%) and her remaining AWA for the current Contract Year is $4,789 ((10% – 5%) * $95,789).
Please note that your maximum Reserve Amount under the SecurePay riders will not increase as a result of the increased AWA under the SecurePay NH Benefit.
Example: Five years ago, after turning age 75, Elisabeth elected a SecurePay rider. She is now 80 years old and has a Benefit Base and Contract Value of  $100,000. She has a Maximum Withdrawal Percentage of 5%. Her AWA is $5,000 (5% * $100,000). Her maximum Reserve Amount is $25,000 (5 * $5,000).
Assume that Elisabeth now qualifies for an enhanced Maximum Withdrawal Percentage of 10% under SecurePay NH and her Benefit Base is still $100,000. Her new AWA is $10,000 ($100,000 * 10%). However, her maximum Reserve Amount remains $25,000.
Notice of Qualification.   We will include the amount of the increase in the AWA for the qualifying year in the notice that confirms the Covered Person’s qualification for the Nursing Home Enhancement.
Subsequent Contract Years.   In subsequent Contract Years in which you are eligible for the Nursing Home Enhancement, we multiply the Benefit Base on the Contract Anniversary by the enhanced Maximum Withdrawal Percentage to determine the Annual Withdrawal Amount for that Contract Year. For any year in which you are not eligible for the Nursing Home Enhancement, we determine the Annual Withdrawal Amount, if any, according to the terms of the SecurePay rider you purchased.
Non-Qualifying Years.   For any Contract Year during which the Covered Person fails to qualify for the increased AWA under the SecurePay NH benefit, we calculate the AWA using the SecurePay withdrawal percentage established on the Benefit Election Date according to the terms of the SecurePay rider you purchased and that Contract Year will not be included in the Nursing Home Benefit Period.
Availability of SecurePay NH Benefit after Annuitization.   Once the Contract has been annuitized, the SecurePay NH benefit is no longer available. Thus, the SecurePay NH benefit is not available after —
•
you choose to apply your Annuity Value to an Annuity Option under the Contract;

•
the Maximum Annuity Date under the Contract is reached; or

•
the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal and an Annuity Date is established.

Thus, if you have not qualified for, and have not begun receiving, an increased AWA under the SecurePay NH benefit when the Contract is annuitized, you will not be able to receive an increased annuity payment even if you would have later qualified for the SecurePay NH Benefit. If you have already qualified for, and are receiving, an increased AWA under SecurePay NH when the Contract is annuitized because the Maximum Annuity Date is reached or the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, you will continue to receive the increased annuity payment according to the terms of your rider. Specifically, you will receive the increased payments for the remainder of the 5-Contract Year Maximum Aggregate Nursing Home Benefit Period. You will not need to recertify your eligibility for the increased payments under the SecurePay NH benefit after your annuity payments begin.
Termination and Reinstatement of the SecurePay NH Benefit.   The SecurePay NH benefit terminates when your SecurePay Protector or SecurePay Investor rider terminates, including when the Contract is annuitized. If your SecurePay Protector or SecurePay Investor rider is reinstated, your SecurePay NH benefit will also be reinstated.
Tax Considerations for the SecurePay NH Benefit.   The tax treatment of the SecurePay NH benefit is uncertain in several respects. Please see “FEDERAL TAX MATTERS, Tax Consequences of Protected Lifetime Income Benefits” and “QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits.” If you are considering purchasing a Qualified Contract with the SecurePay Protector or SecurePay Investor rider, you should consult a tax adviser because the addition of the SecurePay rider could affect the qualification of your Contract and/or the Qualified Plan associated with your Contract.
Required Minimum Distributions
If the SecurePay rider is purchased for use with a Qualified Contract, the Qualified Contract must comply with the required minimum distribution (RMD) rules under the Code Section 401(a)(9). The SecurePay rider, and certain other benefits that the IRS may characterize as “other benefits” for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the RMD that must be taken from your Qualified Contract. See “QUALIFIED RETIREMENT PLANS.”
After the Benefit Election Date, we permit withdrawals from a Qualified Contract that exceed the Reserve Amount and AWA in order to satisfy the RMD for the Qualified Contract without compromising the SecurePay guarantees. In particular, if you provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal from your Qualified Contract, we will compute an amount that is treated under the SecurePay rider as the RMD for the calendar year with respect to your Qualified Contract. Note that although the tax law may permit you in certain circumstances to take distributions from your Qualified Contract to satisfy the RMDs with respect to other retirement plans established for your benefit, only the amount computed by us as the RMD with respect to your Qualified Contract is treated as an RMD for purposes of the SecurePay rider. Also, if you do not provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal, the entire amount by which the withdrawal exceeds any remaining Reserve Amount and AWA for the Contract Year will reduce the amount of your future AWA and could reduce your Benefit Base.
In the future, we may institute certain procedures, including requiring that RMD be established as automatic, periodic distributions, in order to ensure that RMDs for a calendar year do not exceed the Reserve Amount and AWA for the corresponding Contract Year.
In general, under the SecurePay rider, you may withdraw the greater of  (i) your Reserve Amount plus the AWA for a contract year or (ii) the RMD attributable to your Contract that is determined as of December 31st immediately preceding the beginning of your contract year. RMDs may prevent you from taking advantage of the Reserve Amount feature of the SecurePay riders.
Note: If the Benefit Election Form is submitted before the first RMD under Code Section 401(a)(9) is due, we may adjust the amount of your maximum SecurePay Withdrawal for the contract year that includes the due date for the first RMD so that the maximum amount of your withdrawal under the SecurePay rider will be the greater of your first RMD or Reserve Amount plus the AWA plus the greater of your second RMD or Reserve Amount plus the AWA minus your actual withdrawals in the previous contract year. Thereafter, the maximum allowed is the greater of the Reserve Amount plus the AWA or the RMD determined as of the preceding December 31st.
ALLOCATION GUIDELINES AND RESTRICTIONS FOR SECUREPAY PROTECTOR RIDER
These Allocation Guidelines and Restrictions are not applicable to the SecurePay Investor rider.
In order to maintain the SecurePay Protector rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under this rider and are divided into two phases- the rider accumulation phase and the rider withdrawal phase. These phases are discussed in more detail below.
	Allocation by Investment Category (“AIC”)	Benefit Allocation Model Portfolios	Permissible Single Investment Options
Rider Accumulation Phase	Categories 1-3 are available at designated percentages as described below (which are different from the Rider Withdrawal Phase); Category 4 is not allowed	Income Focus, Moderate Income, Balanced toward Income, Balanced Growth and Income, Balanced toward Growth, Moderate Growth, and Growth Focus	Protective Life Dynamic Allocation Series ‑ Conservative and Protective Life Dynamic Allocation Series ‑ Moderate
Rider Withdrawal Phase	Available starting June 3, 2024, Categories 1-3 are available at designated percentages as described below (which are different from the Rider Accumulation Phase); Category 4 is not allowed	Income Focus, Moderate Income, Balanced toward Income, Balanced Growth and Income, and Balanced toward Growth	Protective Life Dynamic Allocation Series - Conservative
From time to time Portfolio Company Models may be made available. For more information on the Allocation Guidelines and Restrictions applicable to Portfolio Company Models, contact your financial adviser.
The Rider Accumulation Phase
The rider accumulation phase of your Contract begins when you purchase the SecurePay Protector rider, either at Contract Issue or under RightTime.
Specifically, you must: (1) allocate all of your Purchase Payments and Contract Value in accordance with the Allocation by Investment Category guidelines (described below), (2) allocate all of your Purchase Payments and Contract Value in accordance with one of the three eligible Benefit Allocation Model Portfolios (described below) or (3) allocate all of your Purchase Payments and Contract Value to one of the permissible single investment options. All of the investment options available under the Allocation Guidelines and Restrictions are described below. You may also allocate your Purchase Payments to the dollar cost averaging (“DCA”) Account(s), provided that transfers from the DCA Account are allocated to the Sub-Accounts in accordance with the Allocation Guidelines and Restrictions described above.
Note: The Allocation Guidelines and Restrictions, as well as the inclusion of Funds that employ volatility management strategies in the Investment Options available under your Contract, are intended in part to reduce risks of investment losses that would require us to use our own assets to make payments in connection with the guarantees provided by the SecurePay Protector rider. The Allocation Guidelines and Restrictions, and the inclusion of Funds that employ volatility management strategies are designed to reduce the overall volatility of your Contract Value. During rising markets, the Allocation Guidelines and Restrictions and the Funds that employ volatility management strategies could cause Contract Value to rise less than would have been the case had you been invested in Funds with more aggressive investment strategies. Conversely, investing according to the Allocation Guidelines and Restrictions, and in Funds that employ volatility management strategies, may be helpful in a declining market when high market volatility triggers a reduction in the Funds’ equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Contract Value may decline less than would have been the case had you not been invested in a Fund or Funds that feature volatility management strategies.
There is no guarantee that the Allocation Guidelines and Restrictions, or Funds with volatility management strategies, can limit volatility in your investment portfolio, and you may lose principal.
To the extent that the Allocation Guidelines and Restrictions and the Funds with managed volatility strategies are successful in reducing overall volatility, we will benefit from a reduction of the risk arising from our guarantee obligations under the riders and we will have less risk to hedge under the riders than would be the case if Owners did not invest in accordance with the Allocation Guidelines and Restrictions and in the Funds with managed volatility strategies. The Allocation Guidelines and Restrictions and investment in Funds with managed volatility strategies may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account.
Allocation by Investment Category.   The following Allocation by Investment Category guidelines specify the minimum and maximum percentages of your Contract Value that must be allocated to each of the four categories of Sub-Accounts listed below in order for you to remain eligible for benefits under the SecurePay Protector rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option, as described above). You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each group, but the total investment for all Sub-Accounts in a group must comply with the specified minimum and maximum percentages for that group. Starting June 3, 2024, Allocation by Investment Category will also be available during the rider withdrawal phase. There are different allocation percentages between the rider accumulation phase and the rider withdrawal phase under the SecurePay Protector rider and are outlined below.
These Allocation by Investment Category guidelines may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
Allocation by Investment Category
Rider Accumulation Phase
Category 1 Minimum Allocation: 10%
Maximum Allocation: 100%
Rider Withdrawal Phase
Category 1 Minimum Allocation: 35%
Maximum Allocation: 100%
American Funds Insurance Series® The Bond Fund of America®
American Funds Insurance Series® U.S. Government Securities Fund®
Columbia VP Intermediate Bond Fund
Columbia VP Limited Duration Credit Fund
Fidelity® VIP Bond Index Portfolio
Fidelity® VIP FundsManager 20% Portfolio
Fidelity® VIP Investment Grade Bond Portfolio
Western Asset Core Plus VIT Portfolio
Goldman Sachs VIT Core Fixed Income Fund
Invesco® V.I. Government Securities Fund
Invesco® V.I. U.S. Government Money Portfolio
Lord Abbett Series Fund - Short Duration Income Portfolio
PIMCO VIT Low Duration Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Short-Term Portfolio
PIMCO VIT Total Return Portfolio
Rider Accumulation Phase
Category 2 Minimum Allocation: 0%
Maximum Allocation: 90%
Rider Withdrawal Phase
Category 2 Minimum Allocation: 0%
Maximum Allocation: 65%
AB VPS Balanced Hedged Allocation Portfolio (Note: Available starting June 3, 2024)
American Funds Insurance Series® Asset Allocation Fund
American Funds Insurance Series® Capital Income Builder® (Note: Available starting June 3, 2024)
American Funds Insurance Series® Global Balanced Fund (Note: Available starting June 3, 2024)
BlackRock 60/40 Target Allocation ETF V.I. Fund
BlackRock Global Allocation V.I. Fund
Columbia VP Balanced Fund
Columbia VP Strategic Income Fund
Fidelity® VIP Asset Manager Portfolio
Fidelity® VIP Asset Manager: Growth Portfolio
Fidelity® VIP Balanced Portfolio
Fidelity® VIP High Income Portfolio
Fidelity® VIP Strategic Income Portfolio
Fidelity® VIP Target Volatility Portfolio
Franklin Income VIP Fund
Goldman Sachs VIT Trend Driven Allocation Fund
Invesco® V.I. Balanced-Risk Allocation Fund
Janus Henderson Balanced Portfolio
Lord Abbett Series Fund - Bond Debenture Portfolio
LVIP American Century Balanced Fund
Morgan Stanley VIF Global Strategist Portfolio
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Diversified Allocation Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Income Portfolio
PIMCO VIT Long-Term U.S. Government Portfolio
Protective Life Dynamic Allocation Series - Conservative Portfolio
Protective Life Dynamic Allocation Series - Moderate Portfolio
T. Rowe Price® Moderate Allocation Portfolio
Templeton Global Bond VIP Fund

Rider Accumulation Phase
Category 3 Minimum Allocation: 0%
Maximum Allocation: 40%
Rider Withdrawal Phase
Category 3 Minimum Allocation: 0%
Maximum Allocation: 25%
AB VPS Relative Value Portfolio
AB VPS Large Cap Growth Portfolio
American Funds Insurance Series® Capital World Growth and Income Fund®
American Funds Insurance Series® Global Growth Fund
American Funds Insurance Series® Growth Fund
American Funds Insurance Series® Growth-Income Fund
American Funds Insurance Series® International Growth and Income Fund
American Funds Insurance Series® Washington Mutual Investors FundSM
BlackRock Advantage SMID Cap V.I. Fund
BlackRock International V.I. Fund
ClearBridge Variable Dividend Strategy Portfolio
ClearBridge Variable Large Cap Growth Portfolio
Fidelity® VIP Contrafund® Portfolio (Note: Available starting June 3, 2024)
Fidelity® VIP FundsManager 85% Portfolio
Fidelity® VIP Growth & Income Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Health Care Portfolio
Fidelity® VIP Index 500 Portfolio
Fidelity® VIP Mid Cap Portfolio
Franklin Rising Dividends VIP Fund
Goldman Sachs VIT Mid Cap Growth Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Strategic Growth Fund
Invesco® V.I. Comstock Fund
Invesco® V.I. Equity and Income Fund
Invesco® V.I. Growth and Income Fund
Invesco® V.I. Main Street Mid Cap Fund®
Janus Henderson Enterprise Portfolio
Janus Henderson Forty Portfolio
Lord Abbett Series Fund - Dividend Growth Portfolio
Lord Abbett Series Fund - Fundamental Equity Portfolio
MFS® VIT Growth Series
MFS® VIT II Core Equity Portfolio
MFS® VIT II International Growth Portfolio
MFS® VIT II International Intrinsic Value Portfolio
MFS® VIT II Massachusetts Investors Growth Stock Portfolio
MFS® VIT Total Return Series
Protective Life Dynamic Allocation Series - Growth Portfolio
T. Rowe Price® Blue Chip Growth Portfolio
T. Rowe Price® Mid-Cap Growth Portfolio
Category 4
No Allocation Permitted if SecurePay Protector is Selected
(applies to both Rider Accumulation Phase and Rider Withdrawal Phase)
AB VPS Discovery Value Portfolio
AB VPS Small Cap Growth Portfolio
American Funds Insurance Series® Global Small Capitalization Fund
American Funds Insurance Series® International Fund
American Funds Insurance Series® New World Fund®
ClearBridge Variable Mid Cap Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Columbia VP Select Mid Cap Value Fund
Columbia VP Seligman Global Technology Fund
Fidelity® VIP Disciplined Small Cap Portfolio
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP Energy Portfolio
Fidelity® VIP FundsManager 70%® Portfolio
Fidelity® VIP International Capital Appreciation Portfolio
Fidelity® VIP Technology Portfolio
Fidelity® VIP Value Strategies Portfolio
Franklin DynaTech VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Goldman Sachs VIT Small Cap Equity Insights Fund
Invesco® V.I. Discovery Mid Cap Growth Fund
Invesco® V.I. Global Fund
Invesco® V.I. Global Real Estate Fund
Invesco® V.I. Main Street Small Cap Fund®
Invesco® V.I. Small Cap Equity Fund
Janus Henderson Global Sustainable Equity Portfolio
Janus Henderson Global Technology and Innovation Portfolio
Janus Henderson Overseas Portfolio
Lord Abbett Series Fund - Growth Opportunities Portfolio
LVIP American Century Disciplined Core Value Fund
LVIP American Century International Fund
LVIP American Century Ultra Fund
MFS® VIT Mid Cap Growth Series
MFS® VIT New Discovery Series
MFS® VIT Utilities Series
MFS® VIT II Research International Portfolio
MFS® VIT III Blended Research® Small Cap Equity Portfolio
MFS® VIT III Global Real Estate Portfolio
MFS® VIT III Mid Cap Value Portfolio
Morgan Stanley VIF Global Infrastructure Portfolio
Morgan Stanley VIF Growth Portfolio
Templeton Developing Markets VIP Fund
T. Rowe Price® All-Cap Opportunities Portfolio
T. Rowe Price® Health Sciences Portfolio

The Benefit Allocation Model Portfolios.   The Model Portfolios (the “Benefit Allocation Model Portfolios”), may or may not satisfy our Allocation Guidelines and Restrictions, but some are still approved for use with the SecurePay Riders. See “Asset Allocation Model Portfolios.”
In general, the investment strategies employed by the Benefit Allocation Model Portfolios all include allocations that focus on conservative, high quality bond funds, that combine bond funds and blended stock funds, or that emphasize blended stock funds while including a significant weighting of bond funds. Each of these allocation models seeks to provide income and/or capital appreciation while avoiding excessive risk. If you are seeking a more aggressive growth strategy, the Benefit Allocation Model Portfolios are probably not appropriate for you.
The Benefit Allocation Model Portfolios may include Funds that employ volatility management strategies. For more information on how Funds with volatility management strategies may affect your Contract Value, and how such Funds may benefit us, see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” above.
If you allocate your Purchase Payments and Contract Value in accordance with one of the eligible Benefit Allocation Model Portfolios, we will allocate your Purchase Payments and transfers out of the DCA Accounts, as the case may be, in accordance with the Benefit Allocation Model Portfolio you selected. Although you may allocate all or part of your Purchase Payments and Contract Value to a Benefit Allocation Model Portfolio, you may only select one Benefit Allocation Model Portfolio at a time. You may, however, change your Benefit Allocation Model Portfolio selection provided the new portfolio is one specifically permitted for use with the SecurePay Protector rider.
Other asset allocation model portfolios composed of underlying Sub-Accounts made available from time to time as Investment Options under your Contract may also satisfy our Allocation Guidelines and Restrictions. For more information on the Allocation Guidelines and Restrictions applicable to Portfolio Company Models, contact your financial adviser.
Permissible Single Investment Options.   You may also satisfy the Allocation Guidelines and Restrictions by allocating 100% of your Purchase Payments and Contract Value to one of the following permissible single investment options:
•
Protective Life Dynamic Allocation Series — Conservative Portfolio

•
Protective Life Dynamic Allocation Series — Moderate Portfolio

If more than one single investment option is available, you must allocate your Purchase Payments and Contract Value to only one of these options.
The Rider Withdrawal Phase
The rider withdrawal phase of your Contract begins on your Benefit Election Date. During the rider withdrawal phase, your Allocation Guidelines and Restrictions are more limited. The table below outlines your options during the rider withdrawal phase. For more information regarding these options, see “Benefit Allocation Model Portfolios” and “Permissible Single Investment Options” described above.
	Allocation by Investment Category (“AIC”)	Benefit Allocation Model Portfolios	Permissible Single Investment Options
Rider Withdrawal Phase	Starting June 3, 2024, Categories 1-3 are available at designated percentages as described above, Category 4 is not allowed	Income Focus, Moderate Income, Balanced toward Income, Balanced Growth and Income, and Balanced toward Growth	Protective Life Dynamic Allocation Series -Conservative
Additional Information Regarding Allocation Guidelines and Restrictions
Changes to the Allocation Guidelines and Restrictions.   For purposes of the Allocation by Investment Category guidelines, we determine in our sole discretion whether a Sub-Account is classified as Category 1, Category 2, Category 3, or Category 4. We will provide you with at least five business days prior written notice of any changes in classification of Investment Options. We may change the list of Sub-Accounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, or change the Investment Options that are or are not available to you, at any time, in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay Protector rider.
With respect to the Benefit Allocation Model Portfolios, we determine in our sole discretion whether a Benefit Allocation Model Portfolio will continue to be available with the SecurePay Protector rider. We may offer additional Benefit Allocation Model Portfolios or discontinue existing Benefit Allocation Model Portfolios at any time in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay Protector rider. We will provide you with written notice at least five business days before any changes to the Benefit Allocation Model Portfolios take effect.
We may add to, or remove from, the list of single investment options available to satisfy the Allocation Guidelines and Restrictions in our sole discretion at any time.
If you receive notice of a change to the Allocation Guidelines and Restrictions (including changes to your Benefit Allocation Model Portfolio), you are not required to take any action. We will continue to apply Purchase Payments you submit without allocation instructions, and process automatic DCA and portfolio rebalancing transfers, according to your Contract allocation established before the Allocation Guidelines and Restrictions changed. We will only apply the new Allocation Guidelines and Restrictions to additional Purchase Payments submitted with new allocation instructions or to future transfers of Contract Value (not including DCA transfers or transfers made to reallocate your Contract Value under the portfolio rebalancing program) because allocation instructions that accompany a Purchase Payment and instructions to transfer Contract Value change your current Contract allocation. This means you will not be able to make additional Purchase Payments submitted with new allocation instructions or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time (although you will still be required to participate in the portfolio rebalancing program).
Portfolio Rebalancing.   You must elect portfolio rebalancing if you select the SecurePay Protector rider. Under this program, we will “re-balance” your Variable Account value based on your allocation instructions in effect at the time of the rebalancing. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Variable Account value semi-annually based on the Rider Issue Date. We will also rebalance your Variable Account value each time your Contract allocation is changed, for example, when we receive a request to transfer Contract Value (not including DCA or portfolio rebalancing transfers) or when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions. (See “Portfolio Rebalancing.”)
Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the riders. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
If you terminate the rebalancing of your Variable Account value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay Protector rider (see below).
Note: Changes to the Allocation Guidelines and Restrictions, to the frequency of portfolio rebalancing or to the composition of the Model Portfolios, when and if applied to your Contract Value allocations, may negatively affect the overall performance of the Investment Options in the affected Sub-Accounts.
Prohibited Allocation Instructions.   If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals, in a manner that is not consistent with our Allocation Guidelines and Restrictions (a “Prohibited Allocation instruction”), we will terminate your SecurePay Protector rider, but only after receiving confirmation from you of your intention for us to process the Prohibited Allocation instruction and thereby terminate the SecurePay Protector rider. For example, if you are following the Allocation by Investment Category guidelines and you provide new instructions allocating 30% of your Contract Value to the Fidelity VIP Contrafund Sub-Account, we will consider this to be a Prohibited Allocation Instruction because the maximum allocation you may make to the Sub-Accounts in Category 3 is 25% of your Contract Value.
For purposes of allocating your Purchase Payments and Contract Value, a Prohibited Allocation Instruction includes:
a.
allocating a Purchase Payment so that the allocation of your Contract Value following the Purchase Payment is inconsistent with the Allocation Guidelines and Restrictions;

b.
directing a dollar cost averaging transfer so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

c.
transferring any Contract Value so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

d.
deducting the proceeds of a withdrawal from an Investment Option so that the allocation of your Contract Value following the withdrawal is inconsistent with the Allocation Guidelines and Restrictions; or

e.
terminating the rebalancing of your Contract Value.

If we terminate your SecurePay Protector rider due to a Prohibited Allocation instruction, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Rider Within 30 Days of Termination.”

Transfer Fee [Member]
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Contract Year. We will give written notice thirty (30) days before we impose a Transfer Fee. (See “CHARGES AND DEDUCTIONS, Transfer Fee” in the Prospectus.)

[1]
The surrender charge is based upon cumulative Purchase Payments as of the date each Purchase Payment is applied to the Contract, and decreases over time. The total of surrender charges assessed will not exceed 9% of aggregate Purchase Payments. (See “Surrender Charge, Determining the Surrender Charge” in the Prospectus.)

[2]
We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

[3]	We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.
[4]	As a percentage of Fund assets.
[5]	As a percentage of Fund assets.
[6]
Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Contract Year. We will give written notice thirty (30) days before we impose a Transfer Fee. (See “CHARGES AND DEDUCTIONS, Transfer Fee” in the Prospectus.)

[7]
Includes the annual contract maintenance fee. We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $100,000 or more. (See “CHARGES AND DEDUCTIONS” in the Prospectus.)

[8]
Base Contract Expenses include a mortality and expense risk charge equal on an annual basis to 1.10% of the average daily net assets of the Variable Account attributable to your Contract and an administration charge equal on an annual basis to 0.10% of average daily net assets of the Variable Account attributable to your Contract.

[9]
You may not annuitize your Contract within 3 years after we accept your most recent Purchase Payment. For more information, see “ANNUITY PAYMENTS, Annuity Date, Changing the Annuity Date.” Neither the death benefit fee nor the SecurePay Fee apply after the Annuity Date.

[10]
If you have purchased the SecurePay Protector rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The following table specifies the minimum and maximum percentages of your Contract Value that must be allocated to each of the four Investment Categories during the rider accumulation phase and starting June 3, 2024, during the rider withdrawal phase in order for you to remain eligible for benefits under the SecurePay Protector rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option – see table below). You can select the percentage of Contract Value to allocate to individual Funds within each group, but the total investment for all Funds in a group must comply with the specified minimum and maximum percentages for that group. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” in the Prospectus.

RIDER ACCUMULATION PHASE
Investment Category	Minimum Allocation	Maximum Allocation
1	10%	100%
2	0%	90%
3	0%	40%
4	Not Permitted	Not Permitted
RIDER WITHDRAWAL PHASE
Investment Category	Minimum Allocation	Maximum Allocation
1	35%	100%
2	0%	65%
3	0%	25%
4	Not Permitted	Not Permitted
Benefit Allocation Model Portfolios and Permissible Single Investment Options
	Benefit Allocation Model Portfolios	Permissible Single Investment Options
Rider Accumulation Phase	Income Focus, Moderate Income, Balanced toward Income, Balanced Growth and Income, Balanced toward Growth, Moderate Growth, and Growth Focus	Protective Life Dynamic Allocation Series - Conservative and Protective Life Dynamic Allocation Series - Moderate
Rider Withdrawal Phase	Income Focus, Moderate Income, Balanced toward Income, Balanced Growth and Income, and Balanced toward Growth	Protective Life Dynamic Allocation Series - Conservative

[11]
Not available to applications signed on or after April 26, 2024. If you did not have Contract Value in, or allocation instructions including this Fund on that date, you may not allocate Purchase Payments or Contract Value to this Fund. Call Us for more information.

[12]
The “Annual Fund Expenses after any waivers or expense reimbursements” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Funds after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

[13]
For Contracts issued from July 7, 2022, to April 30, 2023, the maximum charges for the Return of Purchase Payments Death Benefit Fee, the Maximum Anniversary Value Death Benefit Fee, and the Maximum Quarterly Value Death Benefit Fee were 0.20%, 0.35%, and 0.40%, respectively.

[14]
The Maximum Anniversary Value Death Benefit is equal to the greatest of  (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest anniversary value of the Contract before the Owner’s 80th birthday. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections in the Prospectus.

[15]
For Contracts issued between July 7, 2022 and April 30, 2023, the maximum fees for the Return of Purchase Payments Death Benefit Fee, the Maximum Anniversary Value Death Benefit Fee, and the Maximum Quarterly Value Death Benefit Fee were 0.20%, 0.35%, and 0.40%, respectively.

[16]
The Maximum Quarterly Value Death Benefit is equal to the greatest of  (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest quarterly value of the Contract before the Owner’s 80th birthday. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections in the Prospectus.

[17]
The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged under the SecurePay rider. If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract Value on the Rider Issue Date. For more information on the SecurePay rider, the Benefit Base and how it is calculated, please see “THE SECUREPAY RIDERS” in the Prospectus.

[18]
We will give you at least 30 days’ written notice before any increase in the SecurePay Fee. You may elect not to pay the increase in your SecurePay Fee. If you do, your SecurePay rider will not terminate, but your current Benefit Base will be capped at its then current value. You will continue to be assessed your current SecurePay Fee, however, even though you will have given up the opportunity for any future increases in your SecurePay Benefit Base. See “THE SECUREPAY RIDERS” in the Prospectus.

[19]	You may not purchase both the SecurePay Investor and the SecurePay Protector rider.
[20]	Fee is calculated as a percentage of the Benefit Base.
[21]
The Return of Purchase Payments Death Benefit is equal to the greatest of  (i) your Contract Value, or (ii) your Purchase Payments less an adjustment for withdrawals. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections in the Prospectus.